As filed with the Securities and Exchange Commission on November 8, 2013

File No. 33-5852

File No. 811-4676

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 103	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 105	☒

HARBOR FUNDS

(Exact name of Registrant as Specified in Charter)

111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606

(Address of Principal Executive Offices)

(312) 443-4400

(Registrant’s Telephone Number, including Area Code)

DAVID G. VAN HOOSER Harbor Funds 111 South Wacker Drive – 34th Floor Chicago, Illinois 60606	CHRISTOPHER P. HARVEY, ESQ. Dechert LLP One International Place – 40th Floor 100 Oliver Street Boston, Massachusetts 02110

(Name and address of Agents for Service)

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) ☐ 60 days after filing pursuant to paragraph (a)(1) ☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on pursuant to paragraph (b) ☐ on pursuant to paragraph (a)(1) ☒ on February 1, 2014 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

February 1, 2014

Harbor Small Cap Growth Opportunities Fund

Institutional Class	Administrative Class	Investor Class

[ ]	[ ]	[ ]

The Securities and Exchange Commission has not approved any Fund’s shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Fund Officers, Trustees and Service Providers	Back Cover
Additional Information	Back Cover

No financial highlights exist for Harbor Small Cap Growth Opportunities Fund, which commenced operations on February 1, 2014.

Harbor Small Cap Growth Opportunities Fund Fund Summary

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class		Investor Class
Management Fees	0.75%	0.75%		0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%		0.25%
Other Expenses	[ ]%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses	[ ]%	[ ]	%	[ ]	%
Expense Reimbursement[1]	[ ]%	[ ]	%	[ ]	%
Total Annual Fund Operating Expenses after Expense Reimbursement[1]	0.90%	1.15%		1.27%
[1]	The Adviser has contractually agreed to limit the Fund’s operating expenses through February 28, 2015. Only the Board of Trustees may modify or terminate this agreement.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year			Three Years			Five Years			Ten Years
Institutional	$	[	]	$	[	]	$	[	]	$	[	]
Administrative	$	[	]	$	[	]	$	[	]	$	[	]
Investor	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategy

Principal Style Characteristics: Small cap stocks with above average growth potential

The Fund invests primarily in equity securities, principally common and preferred stocks, of small cap companies. We define small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Growth Index, provided that if the upper end of the capitalization range of that Index falls below $2.5 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $2.5 billion as small cap companies. As of December 31, 2013, the range of the Index was $[    ] million to $[            ] billion, but it is expected to change frequently.

The Subadviser’s investment strategy focuses on identifying rapidly growing small cap companies that are in an early or transitional stage of their development, before their full potential is discovered by the market. The Subadviser utilizes bottom-up, fundamental research involving both quantitative and qualitative aspects to identify companies for investment. The Subadviser uses quantitative analysis to identify potential companies for growth characteristics, such as:

•	Material revenue growth

•	Sustainable and/or expanding margins

•	Consistent earnings

•	Strong free cash flow generation

The Subadviser assesses the attractiveness of the valuation of these growth companies by analyzing a variety of valuation metrics, such as enterprise values relative to earnings and free cash flows, and price-to-earnings ratios, among others. The Subadviser then uses detailed qualitative analysis to further identify companies that possess the following characteristics:

•	Strong management team

•	Well-defined business plan

•	Defensible market positions, such as through higher barriers to entry

•	Potential for growth in the market for the company’s products and/or services

The Subadviser may sell a holding if the price target for the company is reached, the investment thesis for the company has fundamentally changed, the Subadviser becomes less comfortable with the company’s management team and/or the Subadviser identifies more attractive investment opportunities.

Under normal market conditions, the Fund expects to invest in approximately 80 to 100 companies with at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of small cap equity securities.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market and Issuer risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may

1

Fund Summary

HARBOR SMALL CAP GROWTH OPPORTUNITIES FUND

lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect.

Small cap risk: The Fund’s performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.

Performance

Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Subadviser

Elk Creek Partners, LLC has subadvised the Fund since its inception in 2014.

Portfolio Managers

[LOGO]	Cam Philpott, CFA Elk Creek Partners, LLC

Mr. Philpott is a Portfolio Manager and Principal of Elk Creek and has co-managed the Fund since 2014.

[LOGO]	Lance Marx, CFA Elk Creek Partners, LLC

Mr. Marx is a Portfolio Manager and Principal of Elk Creek and has co-managed the Fund since 2014.

[LOGO]	David Hand, CFA Elk Creek Partners, LLC
Mr. Hand is a Portfolio Manager and Principal of Elk Creek and has co-managed the Fund since 2014.

[LOGO]	Hiren Patel, Ph.D. Elk Creek Partners, LLC

Mr. Patel is a Portfolio Manager and Principal of Elk Creek and has co-managed the Fund since 2014.

[LOGO]	Sean Mcginnis, CFA Elk Creek Partners, LLC

Mr. McGinnis is a Portfolio Manager and Principal of Elk Creek and has co-managed the Fund since 2014.

Buying and Selling Fund Shares

The Fund is closed to new investors.

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$50,000	N/A	$1,000
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

Tax Information

Distributions you receive from the fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.

2

Fund Summary

HARBOR SMALL CAP GROWTH OPPORTUNITIES FUND

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

3

The Fund’s Investments

Investment Objective	Harbor Funds’ Board of Trustees (the “Board of Trustees”) may change the Fund’s investment objective without shareholder approval.

Investment Policies	The Fund’s 80% investment policy may be changed by the Fund upon 60 days’ advanced notice to the shareholders.

Additional Information about the Fund’s Principal Investments	EQUITY SECURITIES

Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, security futures, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations. Equity investments also may include investments in initial public offerings or secondary offerings.

Information about the Fund’s Other Investments	DERIVATIVE INSTRUMENTS

The Fund may, but is not required to, use derivatives for any of the following purposes:

■	To hedge against adverse changes in the market value of securities held by or to be bought for the Fund. These changes may be caused by changing stock market prices or currency exchange rates.
■	As a substitute for purchasing or selling securities or foreign currencies.
■	In non-hedging situations, to attempt to profit from anticipated market developments.

In general, a derivative instrument will obligate or entitle a Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index or currency. Examples of derivatives are futures contracts, options, forward contracts, hybrid instruments, swaps, caps, collars and floors.

Even a small investment in certain types of derivatives can have a big impact on a Fund’s portfolio interest rate, stock market and currency exposure. Therefore, using derivatives can disproportionately increase a Fund’s portfolio losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as expected to changes in the value of the Fund’s portfolio holdings. If a Fund invests in a derivative instrument, it seeks to manage its derivative position by segregating enough cash or liquid securities that when combined with the value of the position will equal the value of the asset it represents.

Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives also can make a Fund’s portfolio less liquid and harder to value, especially in declining markets. In addition, government legislation or regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

TEMPORARY DEFENSIVE POSITIONS

In response to extraordinary market, economic or political conditions, the Fund may depart from its principal investment strategies by taking large temporary investment positions in cash or investment-grade debt securities.

If a Fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal.

4

The Adviser and Subadviser

The Adviser

Harbor Capital Advisors, Inc. (the “Adviser”) is the investment adviser to Harbor Funds. The Adviser, located at 111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606-4302, is an indirect, wholly-owned subsidiary of Robeco Groep N.V. Founded in 1929 and headquartered in Rotterdam, The Netherlands, Robeco Groep N.V. is one of the world’s oldest asset management organizations. As of December 31, 2013, Robeco Groep N.V., through its investment management subsidiaries, had approximately $[ ] billion in assets under management.

The combined assets of Harbor Funds and the pension plans managed by the Adviser were approximately $[            ] billion as of December 31, 2013.

The Adviser employs a “manager-of-managers” approach in selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Subject to the approval of the Board of Trustees, the Adviser establishes, and may modify whenever deemed appropriate, the investment strategies of each Fund. The Adviser also is responsible for overseeing each subadviser and recommending the selection, termination and replacement of subadvisers. The Adviser evaluates and allocates each Fund’s assets to one or more subadvisers.

The Adviser also:

■	Seeks to ensure quality control in the Subadviser’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark.
■	Monitors and measures risk and return results against appropriate benchmarks and recommends whether Subadvisers should be retained or changed.
■	Focuses on cost control.

In order to more effectively manage the Funds, Harbor Funds and the Adviser have been granted an order from the Securities and Exchange Commission (“SEC”) permitting the Adviser, subject to the approval of the Board of Trustees, to select subadvisers to serve as portfolio managers for the Funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements, all without obtaining shareholder approval.

In addition to its investment management services to the Funds, the Adviser administers each Fund’s business affairs. The Adviser has agreed to contractually reduce its advisory fee or limit the total expenses of Harbor Small Cap Growth Opportunities Fund until February 28, 2015. The Adviser pays a subadvisory fee to the Subadviser out of its own assets. No Fund is responsible for paying any portion of the subadvisory fee to the Subadviser.

ANNUAL ADVISORY FEE RATES

(as a percentage of the Fund’s average net assets)

	Actual Advisory Fee Paid	Contractual Advisory Fee
Harbor Small Cap Growth Opportunities Fund	N/A	0.75%
[1]	Commenced operations February 1, 2014.

A discussion of the factors considered by the Board of Trustees when approving the investment advisory and subadvisory agreements of the Fund will be available in Harbor Funds’ semi-annual report to shareholders for the 6-month period ended April 30, 2014.

The Subadviser also subadvises a portion of the pension plan assets managed by the Adviser has adopted procedures reasonably designed to ensure fair allocation of investment opportunities between the Fund and the pension plan. The objectives and investment styles of Fund match those segments of the pension plan subadvised by the Subadviser.

5

The Adviser and Subadviser

The Subadviser and Portfolio Managers

The Fund’s investments are selected by a Subadviser that is not affiliated with the Adviser. Information about the Fund’s individual portfolio manager(s) is provided in the Fund’s Fund Summary. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares in the Funds.

Harbor Small Cap Growth Opportunities Fund

Elk Creek Partners, LLC, a 100% employee-owned boutique investment firm established in 2011, serves as Subadviser to Harbor Small Cap Growth Opportunities Fund. Messrs. Philpott, Marx, Hand, Patel and McGinnis are the portfolio managers of the Fund and have managed small cap equity strategies together at a prior investment firm. The portfolio managers are primarily responsible for the day-to-day operation of the Fund. Each of the persons listed below have served as the Fund’s co-portfolio managers since the Fund’s inception.

The Fund is managed by the Subadviser’s Investment Team (the “Team”), which is comprised of each of the five portfolio managers listed below. Each member of the Team has input into the investment process and overall product portfolio construction and is jointly responsible for the day-to-day management of the Fund.

PORTFOLIO MANAGER/PORTFOLIO MANAGEMENT TEAM MEMBERS TITLE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Cam Philpott, CFA, Principal	Portfolio Manager; Since 2011, Principal of Elk Creek Partners, LLC; From 1991-2011, Senior Portfolio Manager of Wells Capital Management.
Lance Marx, CFA, Principal	Portfolio Manager; Since 2011, Principal of Elk Creek Partners, LLC; From 2001-2011, Portfolio Manager and Senior Analyst of Wells Capital Management.
David Hand, CFA, Principal	Portfolio Manager; Since 2011, Principal of Elk Creek Partners, LLC From 2003-2011, Senior Analyst of Wells Capital Management.
Hiren Patel, Ph.D., Principal	Portfolio Manager; Since 2011, Principal of Elk Creek Partners, LLC; From 2006-2011, Senior Analyst of Wells Capital Management.
Sean McGinnis, CFA, Principal	Portfolio Manager; Since 2011, Principal of Elk Creek Partners, LLC; From 2001-2011, Analyst of Wells Capital Management.

Elk Creek Partners, LLC

44 Cook Street

Suite 705

Denver, CO 80206

6

The Adviser and Subadviser

Elk Creek Growth Equity Composite Performance Information

The following table presents the past performance of a composite of certain accounts managed by Elk Creek Partners, LLC (“Elk Creek”), the Subadviser to Harbor Small Cap Growth Opportunities Fund. The Elk Creek Growth Equity Composite (the “Composite”) is comprised of all accounts under discretionary management by Elk Creek with assets over a certain threshold that have investment objectives, policies and strategies substantially similar to those of the Fund. Except to the extent performance has been adjusted to reflect the operating costs of the Fund, Elk Creek has prepared and presented the historical performance shown for the Composite in compliance with the Global Investment Performance Standards (GIPS®). The GIPS method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the Composite and certain other expenses that would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Elk Creek in managing portfolios with substantially similar investment strategies and techniques to those of the Fund. To calculate the performance of the Composite net of all operating expenses, the net Fund operating expenses estimated to be payable by the Institutional, Administrative and Investor Class shares of the Fund for the fiscal year ended October 31, 2014 were used.

The historical performance of the Elk Creek Growth Equity Composite is not that of the Harbor Small Cap Growth Opportunities Fund and is not necessarily indicative of the Fund’s future results. The Fund commenced operations on February 1, 2014 and the Fund’s actual performance may vary significantly from the past performance of the Composite. While the accounts comprising the Composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund’s shares and the Fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, none of the accounts comprising the composite are subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to all of the accounts in the Composite, they may have had an adverse effect on the performance results of the Composite.

ELK CREEK GROWTH EQUITY COMPOSITE*

For the Periods Ended December 31, 2013:
Composite*	1 Year		Since Inception
Composite net of all Institutional Class operating expenses	[	]%	[	]%
Composite net of all Administrative Class operating expenses	[	]	[	]
Composite net of all Investor Class operating expenses	[	]	[	]
Composite gross of all operating expenses	[	]	[	]
Russell 2000 Growth Index**	[	]	[	]

For the Periods Ended December 31:
	2011		2012		2013
Composite net of all Institutional Class operating expenses	[	]%	[	]%	[	]%
Composite net of all Administrative Class operating expenses	[	]	[	]	[	]
Composite net of all Investor Class operating expenses	[	]	[	]	[	]
Composite gross of all operating expenses	[	]	[	]	[	]
Russell 2000 Growth Index**	[	]	[	]	[	]

*

This is not the performance of Harbor Small Cap Growth Opportunities Fund. As of December 31, 2013, the Composite was composed of [        ] accounts, totaling approximately $[            ] million. The inception date of the Composite was June 30, 2011

**

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

7

Your Harbor Funds Account

CHOOSING A SHARE CLASS

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 800-422-1050 or visit our website at www.harborfunds.com.

Each of the Harbor funds have multiple classes of shares, with each class representing an interest in the same portfolio of investments. However, the Funds’ separate share classes have different expenses and, as a result, their investment performances will differ. Please note that the Administrative Class shares are available for sale only to eligible retirement plans and other non-retirement accounts maintained by financial intermediaries. Eligible retirement plans consist of qualified retirement plans and Section 457 plans only. The Administrative Class shares are not available through personal plans, such as individual retirement accounts (IRAs), SEP IRAs, Simple IRAs or individual 403(b) plans, unless investing through an account maintained by a financial intermediary. When choosing a share class, you should consider the factors below:

Not all classes are available for all Harbor funds.

Institutional Class	Administrative Class	Investor Class
■ Available to individual and institutional investors ■ No 12b-1 fee ■ Transfer agent fee of up to 0.06% of the average daily net assets ■ $50,000 minimum investment in each Fund

■    Limited only to eligible retirement plans and financial intermediaries

■    12b-1 fee of up to 0.25% of average daily net assets

■    Transfer agent fee of up to 0.06% of the average daily net assets

■    $50,000 minimum investment in each Fund for accounts maintained by financial intermediaries*

■    Available to individual and institutional investors

■    12b-1 fee of up to 0.25% of average daily net assets

■    Transfer agent fee of up to 0.18% of the average daily net assets

■    $2,500 minimum investment for regular accounts and $1,000 minimum for IRA and UTMA/UGMA accounts

*	There is no minimum investment for qualified retirement plans and Section 457 plans.

Meeting the minimum investment for a share class means you have purchased and maintained shares with a value at the time of purchase that is at least equal to that minimum investment amount. Redemptions out of your account can cause your account to fail to meet the minimum investment amount requirement. Changes in the market value of your account alone will not cause your account to either meet the minimum investment amount or fall below the minimum investment amount. See “Accounts Below Share Class Minimums.”

DISTRIBUTION AND SERVICE (12b-1) FEES

Harbor Funds has adopted a distribution plan for each Fund’s Administrative and Investor Classes of shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan, the Funds pay distribution and service fees to Harbor Funds Distributors, Inc. (the “Distributor”) for the sale, distribution and servicing of the Administrative and Investor Class shares. All or a substantial portion of these fees are paid to financial intermediaries, such as broker-dealers, banks and trust companies, which maintain accounts in Harbor Funds for their customers. Because the Funds pay these fees out of the Administrative and Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment in Administrative and Investor Class shares and may cost you more than paying other types of sales charges.

TRANSFER AGENT FEES

The Funds pay Harbor Services Group, Inc. (the “Shareholder Servicing Agent”) transfer agent fees (specified above) on a per-class basis for its services as shareholder servicing agent for each Fund. The Shareholder Servicing Agent uses a portion of these fees to pay unaffiliated financial intermediaries for providing certain sub-accounting, recordkeeping and/or similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. These fees may consist of per fund or per sub-account charges that are assessed on a periodic basis (i.e., quarterly) and/or an asset based fee that is determined based upon the value of the assets maintained by the financial intermediary.

8

Your Harbor Funds Account

MINIMUM INVESTMENT EXCEPTIONS

Institutional Class

You may purchase Institutional Class shares, notwithstanding the $50,000 minimum investment amount, if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.

(a)

Shareholders who held shares of Harbor Funds on October 31, 2002 and have maintained a balance in a Harbor Funds account (hereinafter referred to as “original shareholders” or “grandfathered shareholders”). You will lose your “grandfathered” status if you deplete your account to a zero balance.

(b)	Shareholders who received all or a portion of a grandfathered account due to death, divorce, a partnership dissolution, or as a gift of shares to a charitable organization.

(c)	Current officers, partners, employees or registered representatives of financial intermediaries which have entered into sales agreements with the Distributor.

(d)	Members of the immediate family living in the same household of any of the persons included in items (a), (b) or (c).

(e)	Current trustees and officers of Harbor Funds.

(f)	Current partners and employees of legal counsel to Harbor Funds.

(g)	Current directors, officers or employees of the Adviser and its affiliates.

(h)	Current directors, officers, or employees of any Subadviser to any Harbor Funds.

(i)	Members of the immediate family of any of the persons included in items (e), (f), (g) or (h).

(j)	Any trust, custodian, pension, profit-sharing or other benefit plan of the foregoing persons.

(k)

Employer-sponsored retirement plan participants that transfer into a separate account with Harbor Funds within 60 days from withdrawal out of their employer-sponsored retirement plan account at Harbor Funds.

(l)

Individuals that transfer directly into a separate account with Harbor Funds from an omnibus account at Harbor Funds, provided those individuals beneficially owned shares of the same Harbor fund through the omnibus account for a reasonable period of time, as determined by the Distributor, prior to the transfer.

(m)	Certain wrap and other types of fee-based accounts for the benefit of clients of investment professionals or other financial intermediaries adhering to standards established by the Distributor.

(n)

Employer-sponsored retirement plans and omnibus accounts established by financial intermediaries where the investment in each Fund is expected to meet the minimum investment amount within a reasonable time period as determined by the Distributor.

(o)

Participants in an employer-sponsored retirement plan or 403(b) plan or 457 plan if (i) their employer has made special arrangements for the plan to operate as a group with other plans through a single broker, dealer or financial intermediary; and (ii) all participants in the plan purchase shares of a Harbor fund through that single broker, dealer or other financial intermediary.

(p)	Certain family trust accounts adhering to standards established by the Distributor.

Administrative Class

You may purchase Administrative Class shares, notwithstanding the $50,000 minimum investment amount, if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.

(a)	Eligible retirement plans (i.e., qualified retirement plans and Section 457 plans only).

(b)

Omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the investment minimum amount within a reasonable period of time as determined by the Distributor.

Investor Class	Harbor Funds may, in its discretion, waive or lower the investment minimum for the Investor Class of any Harbor fund.

9

Your Harbor Funds Account

HOW TO PURCHASE SHARES

Harbor Funds will not accept cash, money orders, cashiers checks, official checks, starter checks, third-party checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S.

Harbor Funds does not issue share certificates.

All orders to purchase shares received in good order by Harbor Funds or its agent before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. All purchase orders are subject to acceptance by Harbor Funds. Checks and funds sent by wire or Automated Clearing House (“ACH”) for direct purchases must be received by Harbor Funds prior to the close of regular trading of the NYSE to receive that day’s share price. See “Through a Financial Intermediary” if you are purchasing through a financial intermediary.

Harbor Funds at all times reserves the right to reject any purchase for any reason without prior notice, including if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Harbor Funds reserves the right to verify the accuracy of the submitted banking information (ACH, wire) prior to activation of the banking instructions on your account. The verification may take as long as 10 business days.

The Funds are available for sale in all 50 United States, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. Certain Funds also are available for sale to certain government approved pension plans in Chile and Peru.

By Mail First class mail to: Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108 Express or registered mail to: Harbor Funds 111 South Wacker Drive 34th Floor Chicago, IL 60606-4302	Open a new account Complete and sign the appropriate new account application. If you are an institution, include a certified copy of a corporate resolution identifying authorized signers.	Add to an existing account Complete the investment slip included with your most recent confirmation or statement.

Make your check payable to: “Harbor Funds.” Shares purchased by check may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 10 business days after the purchase of such shares to make sure the funds from your account have cleared.

If your check does not clear for any reason, the Shareholder Servicing Agent will cancel your purchase and deduct $25 from your account. You may also be prohibited from future purchases. Shares purchased by mail may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 10 business days after the purchase of such shares to make sure the funds from your account have cleared.

Harbor Funds and the Shareholder Servicing Agent are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.

By Telephone Call Harbor Funds at: 800-422-1050 Please make note of your confirmation number when transacting via the telephone.

Add to an existing account

You may submit orders for the purchase of additional shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future telephone purchases.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our website.

You must have banking instructions already established on your account to purchase shares via the telephone. If banking instructions were not established at the time you opened your account, call the Shareholder Servicing Agent at 800-422-1050 to request an Account Services form to add these instructions to your account or you may download the form from our website at www.harborfunds.com. You may also establish banking instructions online if you are registered for online access.

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Your Harbor Funds Account

HOW TO PURCHASE SHARES

By Wire Wire to: State Street Bank and Trust Company Boston, MA ABA#: 0110 0002 8 Acct: DDA #3018-065-7 Supply Fund name, share class, account registration and account number

Open a new account

Send the completed account application to the Shareholder Servicing Agent at the address listed under “By Mail.”

Instruct your bank to wire the purchase amount to State Street Bank and Trust Company.

Call the Shareholder Servicing Agent at 800-422-1050 if you are sending a wire of $100,000 or more.

Add to an existing account Instruct your bank to wire the amount of the additional investment to State Street Bank and Trust Company.

By Internet Visit our website at: www.harborfunds.com Please make note of your confirmation number when transacting via the Internet.

Add to an existing account

If you have established online access for your account, you may submit an order to purchase shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Payment for purchase of shares through the Internet may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future Internet purchases.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.

If you are unable to access our website (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the purchase request by mail.

You must have banking instructions already established on your account to purchase shares through the online account access system. If banking instructions were not established at the time you opened your account, you may add them to your account via the online account access system or you may download the Account Services form from our website and send it by mail.

Through A Financial Intermediary

You may purchase Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in the Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward purchase orders to the Funds on your behalf. These contracts may permit a financial intermediary to forward the purchase order and transmit the funds for the purchase order to Harbor Funds by the next business day. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. As a result, these unaffiliated financial intermediaries could be incentivized to recommend shares of Harbor Funds over shares of another mutual fund that either does not compensate the financial intermediary or compensates the intermediary at lower levels.

Harbor Funds, the Distributor, and the Shareholder Servicing Agent are not responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions that are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one [T+1] basis).

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Your Harbor Funds Account

HOW TO EXCHANGE SHARES

An exchange is a redemption of shares from one Harbor fund and a purchase of shares into another Harbor fund and may be subject to a redemption fee.

Exchanges are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss.

Class-to-class exchanges within the same Fund, however, are generally not taxable.

All orders to exchange shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next day’s share price. All exchanges are subject to acceptance by Harbor Funds.

The exchange privilege is not intended as a means for short-term or excessive trading. Harbor Funds at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each Fund. You should consider the differences in investment objectives and expenses of a Fund before making an exchange.

Harbor Funds may change or terminate its exchange policy on 60 days’ prior notice.

INSTITUTIONAL CLASS SHAREHOLDERS

This class of shares is available to both individual and institutional investors who meet the minimum investment requirement.

If you are an original shareholder (a shareholder of any Harbor funds as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor funds.

If you are not an original shareholder, you must meet the minimum initial investment requirements for each Fund.

ADMINISTRATIVE CLASS SHAREHOLDERS

You may exchange your shares of the Administrative Class for Administrative Class shares of any other Harbor fund available through your retirement plan or financial intermediary. In addition, you may exchange your shares of the Administrative Class for shares of either the Institutional or Investor Class of another Harbor fund if such class of shares is available through your retirement plan.

INVESTOR CLASS SHAREHOLDERS

If you are an Investor Class shareholder, you may exchange your shares for Investor Class shares of another Harbor fund and for Institutional Class shares of any Harbor fund that does not currently offer Investor Class shares. Your exchanges out of any Harbor fund that does not currently offer Investor Class shares into another Harbor fund would be subject to the minimum investment requirements for the Fund and class to be acquired.

By Mail First class mail to: Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108 Express or registered mail to: Harbor Funds 111 South Wacker Drive 34th Floor Chicago, IL 60606-4302

You may mail an exchange request to the Shareholder Servicing Agent. Indicate the name of the Fund, the share class, the number of shares or dollar amount to be exchanged and the account number. Sign the request exactly as the name(s) appear on the account registration.

Harbor Funds and the Shareholder Servicing Agent are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.

By Telephone Call Harbor Funds at: 800-422-1050 Please make note of your confirmation number when transacting via the telephone.

If your account has telephone exchange privileges, you may submit an order to exchange shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

If you are unable to access our automated telephone service or reach the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the exchange request by mail or via our website.

12

Your Harbor Funds Account

HOW TO EXCHANGE SHARES

By Internet Visit our website at: www.harborfunds.com Please make note of your confirmation number when transacting via the Internet.

If your account has Internet exchange privileges, you may submit an order to exchange shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

If you are unable to access our website (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the exchange request by mail.

Through A Financial Intermediary

You may exchange Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward exchange orders to the Funds on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. As a result, these unaffiliated financial intermediaries could be incentivized to recommend shares of Harbor Funds over shares of another mutual fund that either does not compensate the financial intermediary or compensates the intermediary at lower levels.

Harbor Funds, the Distributor, and the Shareholder Servicing Agent are not responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one [T+1] basis).

13

Your Harbor Funds Account

HOW TO SELL SHARES

Redemptions are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.

A Medallion signature guarantee may be required. See “Shareholder and Account Policies” for more information.

All orders to sell shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. Each Fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via Automated Clearing House (“ACH”) to the current banking instructions already on file.

If withholding information on IRA redemption requests is not specified, Harbor Funds will withhold the mandatory federal amount (currently 10%) and any applicable state amount.

For information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Harbor Funds and the Shareholder Servicing Agent do not pay interest on redemption proceeds.

Redemption proceeds sent by check that are not cashed within 180 days may be reinvested (without interest) in your account in the same Fund from which they were redeemed at the current day’s net asset value (“NAV”). Redemption proceeds that are reinvested are subject to the risk of loss like any Fund investment. Additionally, if redemption checks are not cashed within 180 days, your account options will be changed to have future dividend and capital gains distributions reinvested.

By Mail First class mail to: Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108 Express or registered mail to: Harbor Funds 111 South Wacker Drive 34th Floor Chicago, IL 60606-4302

You may mail a written redemption request to the Shareholder Servicing Agent. State the name of the Fund, the class of shares and number of shares or dollar amount to be sold and the account number. Sign the request exactly as the name or names (if more than one name) appear on the account registration.

Harbor Funds and the Shareholder Servicing Agent are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.

By Telephone Call Harbor Funds at: 800-422-1050 Please make note of your confirmation number when transacting via the telephone.

If your account has telephone redemption privileges, you may submit an order to redeem shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Redemptions via the telephone will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or reach the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the redemption request by mail or via our website.

14

Your Harbor Funds Account

HOW TO SELL SHARES

By Internet Visit our website at: www.harborfunds.com Please make note of your confirmation number when transacting via the Internet.

If your account has Internet redemption privileges, you may submit an order to redeem shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Redemptions through the Internet will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.

If you are unable to access our website (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the redemption request by mail.

Through A Financial Intermediary

You may redeem Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward redemption requests to the Funds on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. As a result, these unaffiliated financial intermediaries could be incentivized to recommend shares of Harbor Funds over shares of another mutual fund that either does not compensate the financial intermediary or compensates the intermediary at lower levels.

Harbor Funds, the Distributor, and the Shareholder Servicing Agent are not responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one [T+1] basis).

15

Shareholder and Account Policies

Transaction and Account Policies	IMPORTANT INFORMATION ABOUT OPENING AN ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, unless this information is collected by the broker/dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

■	Name;
■	Date of birth (for individuals);
■	Residential or business street address (although post office boxes may be used as a mailing address); and
■	Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. If the NAV on the redemption date is lower than the NAV on your original purchase date, you will receive less than your original investment amount when the account is closed.

RIGHTS RESERVED BY HARBOR FUNDS

Harbor Funds reserves the following rights: (1) to accept initial purchases by telephone, the Internet or mail; (2) to refuse any purchase or exchange order for any reason; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering Fund shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchases and any services at any time; (7) to act on instructions reasonably believed to be genuine; and (8) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed if a Fund or its agent is unable to verify the identity of the person(s) or entity opening an account or becomes aware of information regarding a shareholder or shareholder’s account which indicates that the identity of the shareholder can no longer be verified.

These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund or if required by law.

EXCESSIVE TRADING/MARKET-TIMING

Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Harbor Funds are intended for long-term investment purposes only. Harbor Funds has taken reasonable steps to seek to discourage excessive short-term trading.

Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies and may increase expenses, and negatively impact investment returns, for all shareholders, including long-term shareholders who do not generate these costs. Certain Funds invest a significant portion of their assets in small cap securities or high-yield bonds. Some of these holdings may not trade every day or may not trade frequently throughout a trading day. As a result, these Funds may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a Fund’s portfolio securities, as reflected by the Fund’s net asset value on any given day, do not fully reflect the current fair market value of such securities. In the case of Funds that invest primarily in foreign securities, some investors may also seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to take advantage of information that becomes available after the close of the foreign markets or exchanges, but before a Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.

16

Shareholder and Account Policies

The Board of Trustees has adopted policies and procedures and authorized Harbor Funds to take the following actions to discourage excessive short-term trading activity in the Funds.

You may make up to four round trips in the same Fund in a 12-month period. A “round trip” is a purchase into a Fund followed by a redemption out of the same Fund (including by exchange) or a redemption out of a Fund (including by exchange) followed by a purchase into the same Fund within a 30-day period. When a purchase or redemption transaction is paired with another transaction to make one round trip, neither of those transactions is paired with a third transaction to make a second round trip. For example, if a shareholder purchases shares of a Fund on May 1, redeems those same shares on May 15 and then purchases shares in the same Fund again on June 5, the shareholder would have engaged in one round trip. The purchase on May 1 would be paired with the redemption on May 15 because the transactions occurred within a 30-day period. However, the redemption on May 15 would not be paired with the purchase on June 5 to create a second round trip because the May 15 redemption already constituted part of the earlier round trip. Different restrictions may apply if you invest through an intermediary.

Harbor Funds will limit, for a period of 60 days, future purchases into a Fund by any investor who makes more than four round trips in the same Fund in a 12-month period. Harbor Funds monitors trading activity in all accounts. If Harbor Funds discovers what it believes is excessive trading or market timing activity in any Fund, it may limit future purchases or terminate the exchange privilege on a temporary or permanent basis at any time, including after one round trip. Harbor Funds also may ban a shareholder from opening new accounts or adding to existing accounts in any Harbor fund. Funds at greater risk for frequent trading activity impose a redemption fee on shares redeemed within short periods of time. As described under “Pricing of Fund Shares,” Harbor Funds has also implemented fair value pricing procedures, which may have the effect of reducing market timing activity in some Funds. In addition, the Funds reserve the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio manager believes he or she would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Purchases placed (directly or through a financial intermediary) in violation of the Funds’ exchange limits or excessive trading policy may be rejected by a Fund.

The four round trip limitation imposed under the excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts where the excess is reinvested into the Funds; (iii) purchases of shares in retirement accounts with participant payroll or employer contributions or loan repayments; (iv) transaction requests submitted by mail to Harbor Funds from shareholders who hold their accounts directly with Harbor Funds (transactions submitted by fax or wire are not considered mail transactions); (v) transactions involving the reinvestment of distributions (dividends and capital gains); (vi) transactions initiated through an automatic investment, exchange or withdrawal plan; (vii) transactions pursuant to an automatic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; (ix) transactions initiated by a plan sponsor; (x) Section 529 College Savings Plans; (xi) Harbor funds that invest in other Harbor funds; (xii) involuntary redemptions of shares to pay Fund or account fees; (xiii) transactions below a dollar amount applicable to all accounts in a Fund that Harbor has determined, in its sole discretion, are not likely to adversely effect the management of the Fund; and (xiv) omnibus accounts maintained by financial intermediaries.

When financial intermediaries establish omnibus accounts with Harbor Funds, Harbor Funds monitors trading activity in the account at the omnibus level. Because activity in the omnibus account represents the aggregate trading activity of the intermediary’s underlying customers, Harbor Funds monitors trading activity in omnibus accounts in a different manner than it does in accounts which Harbor Funds believes are owned directly by the investor. If Harbor Funds detects what it believes may be excessive short-term trading or market timing activity in an omnibus account, Harbor Funds will seek to investigate and take appropriate action. This may include requesting that the intermediary provide its customers’ underlying transaction information so that Harbor Funds can assess whether an underlying customer’s transaction activity was reflective of excessive short-term trading or market timing activity. If necessary, Harbor Funds may limit or prohibit additional purchases of Fund shares by an intermediary or by certain of the intermediary’s customers. Because Harbor Funds normally monitors trading activity at the omnibus account level, Harbor Funds may not be able to detect or prevent excessive short-term trading or market timing activity at the underlying customer level.

17

Shareholder and Account Policies

In addition, some financial intermediaries may impose their own restrictions on short-term trading that may differ from Harbor Funds’. Harbor Funds may choose to rely on the intermediary’s restrictions on short-term trading in place of its own only if Harbor Funds determines, in its discretion, that the intermediary’s restrictions provide reasonable protection for the Funds from excessive short-term trading activity.

For those Funds that charge a redemption fee, Harbor Funds seeks to apply its redemption fee policy to all accounts except those accounts identified as exempt in the respective Fund’s prospectus under “Redemption Fees.” In some cases, Harbor Funds permits financial intermediaries to charge redemption fees in accordance with their own policies in place of Harbor Funds’ when Harbor Funds determines that the intermediary’s redemption fee policy is reasonably designed to discourage short-term trading. Redemption fees withheld by the intermediary are paid back to the respective Fund. Certain intermediaries are not subject to the redemption fee policy because they do not have the capability to apply the redemption fee to their underlying customers’ accounts. There is no assurance that Harbor Funds will successfully identify all intermediaries that are subject to the redemption fee policy and no assurance that intermediaries that do assess redemption fees will do so properly or consistently.

The trading history of accounts under common ownership or control within any of the Harbor funds may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for purposes of this policy and may be rejected in whole or in part by a Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

Each Fund’s full portfolio holdings are published quarterly on the 15th day following quarter end on www.harborfunds.com. In addition, the Funds’ top ten portfolio holdings as a percent of its total net assets will be published quarterly on the 10th day following quarter end on www.harborfunds.com. This information is available on Harbor Funds’ website for the entire quarter.

Additional information about Harbor Funds’ portfolio holdings disclosure policy is available in the Statement of Additional Information.

PRICING OF FUND SHARES

Each Fund’s share price, called its net asset value, or NAV, per share, is calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. The NAV per share for each class of shares outstanding is computed by dividing the net assets of the Fund attributable to that class by the number of Fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is not calculated, and the Funds do not transact purchase or redemption requests. However, on those days the value of a Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

Each of the Funds generally values portfolio securities and other assets for which market quotes are readily available at market value for purposes of calculating the Fund’s NAV. In the case of equity securities, market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on quotes obtained from a quotation reporting system, established market makers, or pricing services. In the case of fixed income securities and non-exchange traded derivative instruments, market value is generally determined using prices provided by independent pricing services. The prices provided by independent pricing services reflect the pricing service’s assessment using various market inputs of what it believes are the fair market values of the securities at the time of pricing. Those market inputs include recent transaction prices and dealer quotations for the securities, transaction prices for what the pricing service believes are similar securities and various relationships between factors such as interest rate changes and security prices that are believed to affect the prices of individual securities. Because many fixed income securities trade infrequently, the pricing service often does not have as a market input current transaction price information when determining a price for a particular security on any given day. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the price supplied by the pricing service may differ from that transaction price. Short-term fixed income investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange-traded options, futures and options on futures are generally valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from independent pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value

18

Shareholder and Account Policies

of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

When reliable market quotations or prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are generally priced at their fair value, determined according to fair value pricing procedures adopted by the Board of Trustees. A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations, official closing prices or prices supplied by a pricing service for the same securities. This means the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or prices supplied by a pricing service. The fair value prices used by a Fund may also differ from the prices that the Fund could obtain for those securities if the Fund were to sell those securities at the time the Fund determines its NAV.

Share prices are normally available after 7:00 p.m. Eastern time by calling 800-422-1050 or visiting www.harborfunds.com.

PAYING FOR SHARES BY CHECK

If you purchase Fund shares by check:

■	Make your check payable to: “Harbor Funds.”
■	No third-party checks, starter checks, money orders, cashiers checks, official checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S. are accepted.
■	If your check does not clear for any reason, the Shareholder Servicing Agent will cancel your purchase and deduct $25 from your Harbor Funds account. You also may be prohibited from future purchases.
■	You may subsequently sell the shares purchased by check, but the proceeds may not be available for up to 10 business days to ensure that your check has cleared.
■	You can avoid the 10 business day holding period by purchasing shares via wire. Use of ACH will reduce the holding period to up to 3 business days.

IN-KIND REDEMPTIONS

Harbor Funds agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Harbor Funds reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the redeeming Fund, either totally or partially, by an in-kind redemption of securities (instead of cash) from the applicable Fund. The securities redeemed in-kind would be valued for this purpose by the same method as is used to calculate the Fund’s net asset value per share. Redemptions, whether made in cash or in-kind, are taxable transactions for shareholders who are subject to tax. If you receive an in-kind redemption, you should expect to incur transaction costs and may incur additional tax liability upon the disposition of the securities received in the redemption.

ACCOUNTS BELOW SHARE CLASS MINIMUMS

If due to redemptions, your account balance falls below the required minimum investment for the class of shares in which you are invested, the Shareholder Servicing Agent may ask that the account balance be increased. If your account balance is not increased within 60 days, the Shareholder Servicing Agent reserves the right to redeem your account in full at the then current NAV. For those Harbor funds with a $50,000 Institutional Class minimum required investment, the Shareholder Servicing Agent reserves the right to exchange your Institutional Class shares at the then current NAV for shares of that Fund’s Investor Class.

Shareholders seeking to establish accounts with amounts that are below the $50,000 Institutional Class minimum required investment for the applicable Harbor fund and who are not eligible for an exemption or waiver of this minimum will automatically be invested in the Investor Class shares for that Fund.

AUTOMATIC CONVERSION FROM INVESTOR TO INSTITUTIONAL CLASS

The Shareholder Servicing Agent reviews the account balances in all direct accounts that are not maintained by financial intermediaries on a quarterly basis to determine whether those accounts would qualify for conversion into the Institutional Class. To qualify for conversion, the minimum

19

Shareholder and Account Policies

investment amount in your account must exceed the $50,000 investment minimum for the Institutional Class. That means that the value of the shares you have purchased in the account (measured at the time of purchase) less the value of any shares you have redeemed out of the account must exceed $50,000. Changes in the market value of your account alone will not cause your account to either meet the minimum investment amount or fall below the minimum investment amount. If the Shareholder Servicing Agent determines during its quarterly review that your account meets the $50,000 minimum investment amount as a result of your net investments into the account, your account will be automatically converted to the Institutional Class.

STATEMENTS AND REPORTS

You will receive a confirmation statement after each transaction affecting your account. Shareholders participating in an automatic plan, however, will receive only quarterly confirmations for all transactions occurring during the relevant quarter. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact the Shareholder Servicing Agent regarding any errors or discrepancies.

The Funds produce financial reports, which include a list of each Fund’s portfolio holdings semi-annually, and update their prospectuses at least annually.

Unless you instruct Harbor Funds otherwise by contacting the Shareholder Servicing Agent, the Funds will mail only one financial report, prospectus or proxy statement to shareholders with the same last name in your household, even if more than one person in your household has a Harbor Funds account. This process is known as “householding.” Please call the Shareholder Servicing Agent at 800-422-1050 if you would like to receive additional copies of these documents. Individual copies will be sent within 30 days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

SIGNATURE GUARANTEES

Harbor Funds believes that certain redemption instructions may involve a greater risk of potential fraud. In seeking to ensure that the redemption instructions are genuine, Harbor Funds requires that the shareholder obtain and provide a Medallion signature guarantee to Harbor Funds with the instructions.

A Medallion signature guarantee is required if any of the following is applicable:

■	You would like a check made payable to anyone other than the shareholder(s) of record.
■	You would like a check mailed to an address that has been changed within 10 business days of the redemption request.
■	You would like a check mailed to an address other than the address of record.
■	You would like your redemption proceeds sent by wire or ACH to a bank account other than a bank account of record.

Harbor Funds may waive or require a Medallion signature guarantee under certain circumstances at Harbor Funds’ sole discretion.

A Medallion signature guarantee may be refused if any of the following is applicable:

■	It does not appear valid or in good form.
■	The transaction amount exceeds the surety bond limit of the Medallion guarantee.
■	The guarantee stamp has been reported as stolen, missing or counterfeit.

How to Obtain a Medallion Signature Guarantee

A Medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that do not participate in a Medallion program will not be accepted. A signature guarantee cannot be provided by a notary public.

If you are a Harbor Funds shareholder and are visiting outside the United States, a foreign bank properly authorized to do business in that country or a U.S. consulate may be able to authenticate your signature. In its discretion, the Shareholder Servicing Agent may accept such an authentication in lieu of a Medallion signature guarantee.

20

Shareholder and Account Policies

You may receive dividend and capital gain distributions in cash or reinvest them. Dividend and capital gain distributions will be reinvested in additional shares of the same Fund unless you elect otherwise.

This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each Fund declares and pays any dividends from net investment income and capital gains at least annually in December. Harbor Large Cap Value Fund declares and pays any dividend semi-annually. Each Fund may also pay dividends and capital gain distributions at other times if necessary to avoid federal income or excise tax. Each Fund expects distributions, if any, to be from capital gains and/or net investment income.

For U.S. federal income tax purposes, distributions of net long-term capital gain are taxable as long-term capital gains, which may be taxable at different rates, depending on their source and other factors, and distributions of net short-term capital gain are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so reported by a Fund and certain other conditions, including holding period requirements, are met by the Fund and the shareholder, as “qualified dividend income” taxable to individual shareholders at a maximum 20% U.S. federal income tax rate for taxable years beginning after 2012, as discussed in detail in the Funds’ Statement of Additional Information. Dividends and distributions are taxable, whether you receive them in cash or reinvest them in additional Fund shares.

Generally, you should avoid investing in a Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Otherwise, dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in the NAV of the Fund, whether or not you reinvested the dividends. This is referred to as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, the Fund’s share price will drop to $19 (excluding any market change). You would still have an investment worth only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you would owe tax on the $250 distribution you received — even if you reinvest the distribution in more shares.

When you sell or exchange Fund shares, you generally will recognize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds (or in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. Early each year, each Fund will send you information about the Fund’s dividends and distributions and any shares you sold during the previous calendar year.

For taxable years beginning after 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

If you do not provide Harbor Funds with your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service (“IRS”), you may be subject to a backup withholding tax, currently at a rate of 28%, on your dividends and capital gain distributions, redemptions, exchanges and any other payments to you. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends or otherwise “withholdable payments” from a Fund, as discussed in detail in the Funds’ Statement of Additional Information.

Each Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

■     Postal or other delivery service is unable to deliver checks to the address of record;

■    Dividends and capital gain distributions are not cashed within 180 days; or

■    Bank account of record is no longer valid.

Dividends and capital gain distribution checks that are not cashed within 180 days may be reinvested in your account in the same Fund that was the source of the payments at the current day’s NAV. When reinvested, those amounts are subject to the risk of loss like any Fund investment.

Harbor Funds and the Shareholder Servicing Agent do not have any obligation, under any circumstances, to pay interest on dividends or capital gain distributions sent to a shareholder.

21

Shareholder and Account Policies

COST BASIS

Beginning with tax reporting for calendar year 2012, Harbor Funds is required to report cost basis information to you and to the IRS on Form 1099-B for shares acquired after January 1, 2012. Shares acquired after January 1, 2012 are called “covered” shares. Shares acquired prior to January 1, 2012 are called “noncovered” shares, and cost basis information for noncovered shares will not be reported to the IRS. Covered and noncovered shares will each have their own cost basis.

Harbor Funds offers average cost basis information to shareholders for noncovered shares on the 1099-B form. The average cost method calculates your gain or loss on shares sold based on the average cost basis of all of the shares you own. We have been providing average cost information to you for informational purposes on your Form 1099-B for several years.

Under the 2012 regulations, you can select a different cost basis method for the covered shares in your Harbor Funds account. You can do this in one of three ways: (1) log into your Harbor Funds account online and follow the menu steps to select a different cost basis method, (2) download the Cost Basis Election Form and return that form to Harbor Funds by mail or by fax, or (3) contact Harbor Funds at 800-422-1050 to request that a copy of the Cost Basis Election Form be mailed to you for completion and return to Harbor Funds by mail or fax.

If you do not elect a cost basis method, Harbor Funds will use the average cost method for calculating cost basis of your covered shares.

For more information on cost basis and which method is right for you, please contact your tax advisor.

22

Investor Services

Harbor Funds provides a variety of services to manage your account

If you already have a Harbor Funds account, call the Shareholder Servicing Agent at 800-422-1050 to request an Account Services form to add these features or you may download the form from our website at www.harborfunds.com.

ONLINE SERVICES

WWW.HARBORFUNDS.COM

Our website provides to you, 24 hours a day, access to your account information, the ability to submit transactions, the option to request forms and applications, and offers additional information on each of the Harbor funds.

In order to submit orders for transactions via the Internet, you must authorize us to transmit account information online and accept online instructions (go to www.harborfunds.com and follow the instructions accordingly).

When you establish an account, you will automatically be granted Internet transaction privileges, unless you decline them on the application.

Transactions submitted through the Internet are subject to the same minimums and terms as other transactions.

The Shareholder Servicing Agent uses procedures designed to confirm that instructions communicated via the Internet are genuine, including requiring certain identifying information, prior to acting upon instructions and sending written confirmation of Internet transactions. To the extent that the Shareholder Servicing Agent uses reasonable procedures to confirm that instructions received through the Internet are genuine, Harbor Funds, the Shareholder Servicing Agent and the Distributor are not liable for acting on these instructions.

TELEPHONE SERVICES

800-422-1050

Our automated telephone service is normally available 24 hours a day. It provides you the ability to submit transactions, access your account information, request forms and applications, and obtain information on each of the Harbor funds.

When you establish an account, you will be granted telephone transaction privileges unless you specifically instruct us otherwise in writing.

Telephone transactions are subject to the same minimums and terms as other transactions.

Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions, are used by the Shareholder Servicing Agent. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, Harbor Funds, the Shareholder Servicing Agent, or the Distributor will not be liable for acting in accordance with these instructions.

23

Investor Services

Shareholders participating in an automatic investment, exchange or withdrawal plan, or dividend exchange plan will receive only quarterly confirmations of all transactions.

Harbor Funds may amend or terminate the automatic plans without notice to participating shareholders.

Your automatic investment plan, automatic exchange plan, automatic withdrawal plan, or dividend exchange plan will be suspended if postal or other delivery services are unable to deliver the transaction confirmation statements to you at the address of record. In case of a suspended dividend exchange plan, your distributions will be reinvested in the current Fund, and shares represented by such reinvested dividends will not be exchanged.

RETIREMENT ACCOUNTS

For information on establishing retirement accounts, please call 800-422-1050 or visit our website at www.harborfunds.com.

■     Traditional IRA — an individual retirement account. Your contributions may or may not be deductible, depending on your circumstances. Rollovers are not deductible. Assets can grow tax-free and distributions are taxable as income.

■    Roth IRA — an individual retirement account. Your contributions are non-deductible. Assets grow tax-free and qualified distributions are also tax-free.

■     SEP IRA — an individual retirement account funded by employer contributions. Assets grow tax-free and distributions are taxable as income.

■     Other Retirement Plans — The Funds may be used as an investment in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.

AUTOMATIC INVESTMENT PLAN

You may direct Harbor Funds to purchase a specific dollar amount of one or more Funds on a scheduled basis through an ACH transaction by providing valid banking instructions on your account application or Automatic Transactions form.

If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future automatic investment plan purchases.

If you already have a Harbor Funds account, call the Shareholder Servicing Agent at 800-422-1050 to request an Automatic Transactions form, or you may download the form from our website at www.harborfunds.com. Additionally, you may establish an automatic investment plan through our website by logging in to your account at www.harborfunds.com.

By using the automatic investment or exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in net asset value per share. Over time, your average cost per share may be higher or lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. See “Dividends, Distributions and Taxes” regarding the potential adverse tax consequences of purchasing shares shortly before an anticipated dividend or capital gains distribution.

PAYROLL DEDUCTION PURCHASE ALLOCATIONS

You may direct your employer to automatically deduct a specific dollar amount from your paycheck(s) and allocate to one or more Funds on a scheduled basis by completing the Payroll Deduction form. A payroll deduction must first be implemented by your employer before Harbor Funds can establish the purchase allocations.

AUTOMATIC EXCHANGE PLAN

You may automatically exchange between Harbor funds either monthly or quarterly. The Fund being exchanged out of and the Fund being exchanged into must meet the minimum requirements for the respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.

AUTOMATIC WITHDRAWAL PLAN

You may direct Harbor Funds to withdraw a specific dollar amount on a scheduled basis during the year.

If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore are taxable transactions depending on the type of account and you may realize a gain or a loss. To understand how such withdrawals will affect you, you should consult your tax adviser.

DIVIDEND EXCHANGE PLAN

You may invest dividends and capital gain distributions from one Fund in shares of another Fund, provided you have opened an account in the other Fund and have satisfied the applicable minimum investment requirements. When dividends and/or capital gain distributions from one Fund are used to purchase shares in another Fund, the shares are purchased on the date the dividends and/or capital gains would have otherwise been paid to you (the “ex-dividend date”) at the share price in effect as of the ex-dividend date. Purchases are credited to your account on the ex-dividend date.

24

Harbor Small Cap Growth Opportunities Fund Details

Share prices are available on our website at www.harborfunds.com or by calling 800-422-1050 after 7:00 p.m. Eastern time.

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor funds call 800-422-1050 or visit our website at www.harborfunds.com.

FUND	FUND NUMBER		TICKER SYMBOL		CUSIP NUMBER
Harbor Small Cap Growth Opportunities Fund
Institutional Class	[	]	[	]	[	]
Administrative Class	[	]	[	]	[	]
Investor Class	[	]	[	]	[	]

Updates Available	For updates on the Harbor Funds following the end of each calendar quarter, please visit our website at www.harborfunds.com.

25

Notes

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President, Secretary

& AML Compliance Officer

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Shanna J. Palmershiem

Assistant Secretary

John M. Paral

Assistant Treasurer

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

Independent Registered Public Accounting Firm

Ernst & Young LLP

155 North Wacker Drive

Chicago, IL 60606

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050

www.harborfunds.com

For more information

For investors who would like more information about Harbor Funds, the following documents are available upon request:

Annual/Semi-Annual Reports

Additional information about the Funds’ investments is available in the Harbor Funds annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference and therefore is legally part of this prospectus.

Free copies of the annual and semi-annual reports, the SAI, and other information and answers to questions about the Funds are available:

On the Internet:	www.harborfunds.com

By Telephone:	800-422-1050

By Mail:	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108

Investors can review the Harbor Funds reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 202-551-8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:

On the Internet:	www.sec.gov

By E-Mail (for a fee):	publicinfo@sec.gov

By Mail (for a fee):	Public Reference Room of the Commission Washington, D.C. 20549-1520

This prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of the funds are registered for sale.

Investment Company Act File No. 811-4676	FD.P.SCGOF.0214

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	www.harborfunds.com

STATEMENT OF ADDITIONAL INFORMATION — February 1, 2014

Harbor Funds (“Harbor” or the “Trust”) is an open-end management investment company (or mutual fund) registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and consists of the following series (individually or collectively referred to as a “Fund” or the “Funds”; the Funds may also be referred to collectively within the asset classes listed below. For example, the Harbor Target Retirement Funds also may be referred to collectively as the “Target Retirement Funds”):

DOMESTIC EQUITY FUNDS				TARGET RETIREMENT FUNDS
Harbor Capital Appreciation Fund		Harbor Global Growth Fund		Harbor Target Retirement Income Fund
HACAX	Institutional Class	HGGAX	Institutional Class	HARAX	Institutional Class
HRCAX	Administrative Class	HRGAX	Administrative Class	HARBX	Administrative Class
HCAIX	Investor Class	HGGIX	Investor Class	HARCX	Investor Class
Harbor Mid Cap Growth Fund		Harbor Emerging Markets Equity Fund		Harbor Target Retirement 2010 Fund
HAMGX	Institutional Class	HAEMX	Institutional Class	HARDX	Institutional Class
HRMGX	Administrative Class	HREMX	Administrative Class	HAIIX	Administrative Class
HIMGX	Investor Class	HIEEX	Investor Class	HARFX	Investor Class
Harbor Small Cap Growth Fund				Harbor Target Retirement 2015 Fund
HASGX	Institutional Class	STRATEGIC MARKETS FUNDS		HARGX	Institutional Class
HRSGX	Administrative Class	Harbor Commodity Real Return Strategy Fund		HARHX	Administrative Class
HISGX	Investor Class	HACMX	Institutional Class	HARIX	Investor Class
Harbor Small Cap Growth		HCMRX	Administrative Class	Harbor Target Retirement 2020 Fund
Opportunities Fund		Harbor Unconstrained Bond Fund		HARJX	Institutional Class
[ ]	Institutional Class	HAUBX	Institutional Class	HARKX	Administrative Class
[ ]	Administrative Class	HRUBX	Administrative Class	KARLX	Investor Class
[ ]	Investor Class			Harbor Target Retirement 2025 Fund
Harbor Large Cap Value Fund		FIXED INCOME FUNDS		HARMX	Institutional Class
HAVLX	Institutional Class	Harbor Convertible Securities Fund		HARNX	Administrative Class
HRLVX	Administrative Class	HACSX	Institutional Class	HAROX	Investor Class
HILVX	Investor Class	HRCSX	Administrative Class	Harbor Target Retirement 2030 Fund
Harbor Mid Cap Value Fund		HICSX	Investor Class	HARPX	Institutional Class
HAMVX	Institutional Class	Harbor Emerging Markets Debt Fund		HARQX	Administrative Class
HRMVX	Administrative Class	HAEDX	Institutional Class	HARTX	Investor Class
HIMVX	Investor Class	HREDX	Administrative Class	Harbor Target Retirement 2035 Fund
Harbor Small Cap Value Fund		Harbor High-Yield Bond Fund		HARUX	Institutional Class
HASCX	Institutional Class	HYFAX	Institutional Class	HARVX	Administrative Class
HSVRX	Administrative Class	HYFRX	Administrative Class	HARWX	Investor Class
HISVX	Investor Class	HYFIX	Investor Class	Harbor Target Retirement 2040 Fund
		Harbor Bond Fund		HARYX	Institutional Class
INTERNATIONAL AND GLOBAL		HABDX	Institutional Class	HARZX	Administrative Class
EQUITY FUNDS		HRBDX	Administrative Class	HABBX	Investor Class
Harbor International Fund		Harbor Real Return Fund		Harbor Target Retirement 2045 Fund
HAINX	Institutional Class	HARRX	Institutional Class	HACCX	Institutional Class
HRINX	Administrative Class	HRRRX	Administrative Class	HADDX	Administrative Class
HIINX	Investor Class			HAEEX	Investor Class
Harbor International Growth Fund		MONEY MARKET FUNDS		Harbor Target Retirement 2050 Fund
HAIGX	Institutional Class	Harbor Money Market Fund		HAFFX	Institutional Class
HRIGX	Administrative Class	HARXX	Institutional Class	HAGGX	Administrative Class
HIIGX	Investor Class	HRMXX	Administrative Class	HAHHX	Investor Class
Harbor Global Value Fund
HAGVX	Institutional Class
HRGVX	Administrative Class
HIGVX	Investor Class

Additional funds may be created by the Funds’ Board of Trustees (the “Board of Trustees” or the “Trustees”) from time to time. With the exception of the Target Retirement Funds, the assets of each Fund are managed by one or more subadvisers (each, a “Subadviser”) under the supervision of Harbor Capital Advisors, Inc., the Funds’ investment adviser (the “Adviser”). The Target Retirement Funds are managed directly by the Adviser.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the respective Harbor Funds dated February 1, 2014, as amended or supplemented from time to time. Additional information about each Fund’s investments is available at www.harborfunds.com or in the respective Fund’s Annual and Semi-Annual reports to shareholders. Investors can obtain free copies of the Annual Reports, which contain the Funds’ financial statements and auditor’s consent, the Semi-Annual Reports, the Prospectuses and the Statement of Additional Information, request other information and discuss their questions about the Funds by calling 800-422-1050, by writing to Harbor Funds at 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302 or by visiting our website at www.harborfunds.com.

ADDITIONAL POLICIES AND INVESTMENT TECHNIQUES

Each Fund (except Harbor Commodity Real Return Strategy Fund, Harbor Emerging Markets Debt Fund and Harbor Real Return Fund) is a diversified management investment company that has a different investment objective that it pursues through separate investment policies, as described in the Prospectus and below. Each of Harbor Commodity Real Return Strategy Fund, Harbor Emerging Markets Debt Fund and Harbor Real Return Fund is a non-diversified management investment company. The following discussion elaborates on the presentation of certain of the Funds’ investment policies contained in the Prospectus.

In response to extraordinary market, economic or political conditions, each Fund may depart from its principal investment strategies by taking large temporary positions in cash or investment-grade debt securities. The international Funds may invest without limit in equity securities and investment-grade notes and bonds of U.S. issuers. If a Fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal.

80% Requirement	Certain Funds are subject to a policy, applied at the time of each purchase, of investing 80% of the Fund’s net assets, plus borrowings for investment purposes, in securities suggested by the Fund’s name, as set forth in its prospectus. Such a Fund need not sell non-qualifying securities that appreciated in value to get back to 80%. However, any future investments must be made in a manner to get back in compliance with the 80% requirement.

Harbor Small Cap Growth Fund	The Board of Trustees of Harbor Funds decided to close the Harbor Small Cap Growth Fund to new investors effective 4:00 p.m. Eastern time, Friday, July 18, 2003. The Board of Trustees amended the closure policy on November 21, 2010. The Fund may continue to sell shares to existing shareholders and permit exchanges from other Harbor Funds as long as the exchanging shareholder has an existing Harbor Small Cap Growth Fund account.

Shares of Harbor Small Cap Growth Fund may also continue to be sold to:

(A)	Existing and new participants in any pension or profit sharing plans, pension funds or other benefits plans (the “retirement plans”) sponsored by a plan sponsor if the plan sponsor included the Harbor Small Cap Growth Fund as an investment option in one or more of its retirement plans on October 31, 2010;

(B)	Participants of pension or profit sharing plans, pension funds or other benefit plans who roll over into an IRA account (held directly with Harbor Funds or indirectly through a financial intermediary) some or all of the proceeds from the distribution if the participant held shares of Harbor Small Cap Growth Fund through such plan immediately prior to the distribution;

(C)	Existing clients participating in a wrap, fee-based or asset allocation program (a “fee-based program”) sponsored by a broker-dealer, bank, trust company, or other financial intermediary if that client owned shares of Harbor Small Cap Growth Fund through the fee-based program on October 31, 2010. Shares may only be sold to new clients participating in such fee-based programs upon the approval of an officer of Harbor Funds after consultation with the Subadviser to the Harbor Small Cap Growth Fund if the investment is determined not to adversely affect the Fund.

(D)	Existing clients of a financial advisor if the financial advisor maintains a portion of that client’s assets in the Harbor Small Growth Fund on October 31, 2010. Shares may only be sold to new clients of the financial advisor upon the approval of an officer of Harbor Funds after consultation with the Subadviser to the Harbor Small Cap Growth Fund if the investment is determined not to adversely affect the Fund;

(E)	Certain direct or indirect advisory clients of the Subadviser to Harbor Small Cap Growth Fund upon the request of the Subadviser if the investment is determined by an officer of Harbor Funds not to adversely affect the Fund;

(F)	Trustees and officers of Harbor Funds and directors, officers and employees of the Adviser and the Subadviser to Harbor Small Cap Growth Fund and their affiliates and any immediate family members of such persons; and

(G)	Existing and future series of the Harbor Target Retirement Funds.

Harbor International Growth Fund	Current income, if any, is a subordinate consideration to capital appreciation.

Harbor Emerging Markets Equity Fund	Harbor Emerging Markets Equity Fund invests primarily (at least 80% of its net assets, plus borrowings for investment purposes, under normal market conditions) in equity securities, including common and preferred stocks, of emerging market companies. With respect to the Fund, emerging market companies are defined as those that are located in, or economically tied to, emerging market countries or that maintain securities that principally trade on exchanges located in emerging market countries. The Fund considers a company “economically tied to” an emerging market country if such company derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets, in an emerging market country.

ADDITIONAL POLICIES AND INVESTMENT TECHNIQUES

Harbor Commodity Real Return Strategy Fund	Harbor Commodity Real Return Strategy Fund may pursue its investment objective by investing in Harbor Cayman Commodity Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by Harbor Capital Advisors, and has the same investment objective and generally will be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund and the Subsidiary normally test for compliance on a stand-alone basis, although they may test for compliance on a consolidated basis in certain instances where consolidated testing is in the best interests of the Fund. By investing in the Subsidiary, the Fund is exposed indirectly to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary generally are similar to those held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. See below “Investment Policies — Investments in the Wholly-Owned Subsidiary” for a more detailed discussion of the Fund’s Subsidiary.

The Fund may invest up to 10% of its total assets in below investment-grade securities, commonly referred to as “high-yield” or “junk” bonds, domestic and foreign. For all securities other than mortgage-related securities, the Fund’s investments in below investment-grade securities are limited to those rated B or higher by Standard & Poor’s Rating Group (“S&P”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch Ratings, or, if unrated, determined to be of comparable quality. For mortgage-related securities, the Fund may invest in securities of any credit quality, including those rated below B.

Harbor Unconstrained Bond Fund	Harbor Unconstrained Bond Fund may invest up to 40% of its assets in below investment-grade securities of both domestic and foreign issuers.

Harbor Convertible Securities Fund	While duration may be one of the tools used in security selection, the Harbor Convertible Securities Fund does not focus on securities with a particular duration.

Harbor Emerging Markets Debt Fund	Harbor Emerging Markets Debt Fund is subject to no restrictions on the maturities of debt securities in which it will invest and such maturities may range from overnight to thirty years or more.

Harbor Emerging Markets Debt Fund may invest up to 20% of its assets in equity securities, including common stocks, equity interests in non-U.S. investments or trusts, depositary receipts, equipment lease certificates, equipment trust certificates and conditional sales contracts or limited partnership interests and other equity-like instruments. Equipment trust certificates are certificates issued by a company in order to buy mechanical equipment, with the equipment serving as the collateral. The Fund will generally, but not exclusively, hold equity investments as a result of the purchase of unit offerings of fixed income securities in which an equity or equity-linked security (such as a warrant) is packaged with a fixed income security or in connection with a conversion or exchange of fixed income securities. The Fund may also invest in equity securities in circumstances other than those described above.

Harbor High-Yield Bond Fund	Harbor High-Yield Bond Fund invests primarily in below investment-grade securities. While duration may be one of the tools used in security selection, the Fund does not focus on securities with a particular duration.

Harbor Bond Fund	Harbor Bond Fund may invest up to 15% of its total assets in below investment-grade securities, commonly referred to as “high-yield” or “junk” bonds, domestic and foreign. For all securities other than mortgage-related securities, the Fund’s investments in below investment-grade securities are limited to those rated B or higher by S&P, Moody’s or Fitch Ratings, or, if unrated, determined to be of comparable quality. For mortgage-related securities, the Fund may invest in securities of any credit quality, including those rated below B.

Except in unusual and temporary circumstances, the duration of Harbor Bond Fund’s portfolio will vary plus or minus 2 years relative to the Fund’s benchmark, the Barclays Capital U.S. Aggregate Index, as calculated by the Subadviser. The Subadviser bases its analysis of the average duration of the bond market on bond market indices that it believes to be representative, and other factors. The Fund may use various techniques to shorten or lengthen the duration of its portfolio, including the acquisition of obligations at a premium or discount, transactions in options, futures contracts, swaps, swaptions, and interest rate floors and caps.

Harbor Real Return Fund	Harbor Real Return Fund may invest up to 10% of its total assets in below investment-grade securities, commonly referred to as “high-yield” or “junk” bonds, domestic and foreign. For all securities other than mortgage-related securities, the Fund’s investments in below investment-grade securities are limited to those rated B or higher by S&P, Moody’s or Fitch Ratings, or, if unrated, determined to be of comparable quality. For mortgage-related securities, the Fund may invest in securities of any credit quality, including those rated below B.

ADDITIONAL POLICIES AND INVESTMENT TECHNIQUES

Harbor Money Market Fund	Harbor Money Market Fund may invest its assets in U.S. dollar-denominated securities of U.S. or foreign issuers and in securities of foreign branches of U.S. banks and major foreign banks, such as negotiable certificates of deposit (Eurodollars). An investment in the debt obligations of foreign issuers involves investment risks that are different from an investment in a fund which invests only in debt obligations of U.S. issuers.

Under normal market conditions, at least 80% of the Fund’s net assets are invested in:

(A)	short-term (maturing in thirteen months or less) U.S. government securities;

(B)	treasury receipts; treasury investment growth receipts (“TIGRs”); certificates of accrual on treasury receipts (“CATS”); and separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury traded under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”);

(C)	U.S. dollar-denominated obligations issued by major U.S. and foreign banks (including certificates of deposit and bankers’ acceptances) that meet the $100 million standard set forth under “Cash Equivalents” and other obligations of U.S. and non-U.S. issuers denominated in U.S. dollars and in securities of foreign branches of U.S. banks and major foreign banks, such as negotiable certificates of deposit (Eurodollars), and including variable rate master demand notes and floating rate notes, provided they are (i) rated in the highest rating category of at least two nationally recognized statistical rating organizations (“NRSROs”) or, if only rated by one NRSRO, that NRSRO, or (ii) issued or guaranteed by a company which at the date of investment has outstanding a comparable debt issue rated in one of the two highest rating categories by at least two NRSROs or, if only one NRSRO has rated the security, that NRSRO;

(D)	commercial paper (including variable and floating rate commercial paper with interest rates which adjust in accordance with changes in interest rate indices) that is rated in the highest rating category of at least two NRSROs or, if not rated, is issued by a company having outstanding comparable debt rated in one of the two highest rating categories by at least two NRSROs or, if only one NRSRO has rated the security, that NRSRO;

(E)	short-term (maturing in thirteen months or less) corporate obligations that are rated in one of the two highest rating categories by at least two NRSROs or, if only one NRSRO has rated the security, that NRSRO;

(F)	repurchase agreements; and

(G)	asset-backed securities (including, but not limited to, interests in pools of assets such as motor vehicle installment purchase obligations and credit card receivables) that are determined by the Fund’s Subadviser to be of high quality and present minimal credit risk, pursuant to criteria approved by the Board of Trustees.

Harbor Money Market Fund may invest up to 20% of the value of its net assets in debt instruments not specifically described in (A) through (G) above, including unrated instruments, provided that such instruments are determined by the Subadviser to the Fund to be of comparable high quality and liquidity and to meet the Fund’s maturity requirements.

Harbor Money Market Fund may invest more than 25% of the value of its total assets in the securities of banks and bank holding companies, including certificates of deposit and bankers’ acceptances. The Fund, however, may not invest more than 5% of its total assets (taken at amortized cost) in securities issued by or subject to puts from any one issuer (except U.S. government securities and repurchase agreements collateralized by such securities), except that a single investment may exceed such limit if such security (i) is rated in the highest rating category by the requisite number of NRSROs or, if unrated, is determined to be of comparable quality and (ii) is held for not more than three business days. In addition, the Fund may not invest more than 3% of its total assets (taken at amortized cost) in securities of issuers not in the highest rating category as determined by the requisite number of NRSROs or, if unrated, of comparable quality, with investment in any one such issuer being limited to no more than 0.5% of such total assets.

Harbor Target Retirement Funds	Shares of the Target Retirement Funds are currently available for sale only through retirement plans sponsored by Harbor Capital Advisors, Inc. and Owens-Illinois, Inc. Shares of the Target Retirement Funds may in the future be made available for broader distribution. The Target Retirement Funds reserve the right to reject any offer to purchase shares.

INVESTMENT POLICIES

Common Stocks	Each equity Fund may purchase common stocks. Harbor Convertible Securities Fund, Harbor Emerging Markets Debt Fund and Harbor High-Yield Bond Fund may invest up to 10%, 20% and 10%, respectively, of its total assets in common stock issued by U.S. companies.

Each of Harbor Commodity Real Return Strategy Fund, Harbor Unconstrained Bond Fund, Harbor Bond Fund and Harbor Real Return Fund may invest up to 20%, respectively, of its total assets in equity securities, including common stocks, of U.S. and foreign companies.

Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks	Each Fund (except Harbor Money Market Fund) may invest in preferred stocks. In the case of Harbor Commodity Real Return Strategy Fund, Harbor Unconstrained Bond Fund, Harbor Bond Fund and Harbor Real Return Fund investments in preferred stocks are limited to 10% of each Fund’s total assets. Preferred stock generally has a preference as to dividends and upon liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash or additional shares of preferred stock at a defined rate. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants and Rights	Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. The holders of warrants and rights have no voting rights, receive no dividends and have no ownership rights with respect to the assets of the issuer. The value of a warrant or right may not necessarily change with the value of the underlying securities. Warrants and rights cease to have value if they are not exercised prior to their expiration date. Investments in warrants and rights are thus speculative and may result in a total loss of the money invested.

Convertible Securities	Convertible securities are bonds, preferred stocks and other securities that normally pay a fixed rate of interest or dividend and give the owner the option to convert the security into common stock. While the value of convertible securities depends in part on interest rate changes and the credit quality of the issuer, the price will also change based on the price of the underlying stock. While convertible securities generally have less potential for gain than common stock, their income provides a cushion against the stock price’s decline. They generally pay less income than non-convertible bonds.

Partnership Securities	Each Fund (except the Harbor Money Market Fund) may invest in securities issued by publicly traded partnerships or master limited partnerships or limited liability companies (together referred to as “PTPs/MLPs”). These entities may be publicly traded on stock exchanges or markets such as the New York Stock Exchange (“NYSE”), the NYSE Alternext US LLC (“NYSE Alternext”) and NASDAQ. PTPs/MLPs often own businesses or properties relating to energy, natural resources or real estate, or may be involved in the film industry or research and development activities. Generally PTPs/MLPs are operated under the supervision of one or more managing partners or members. Limited partners, unit holders, or members (such as a Fund, if it invests in a partnership) are not involved in the day-to-day management of the company. Limited partners, unit holders, or members are allocated income and capital gains associated with the partnership project in accordance with the terms of the partnership or limited liability company agreement.

At times PTPs/MLPs may potentially offer relatively high yields compared to common stocks. Because PTPs/MLPs are generally treated as partnerships or similar limited liability “pass-through” entities for tax purposes, they do not ordinarily pay income taxes, but pass their earnings on to unit holders (except in the case of some publicly traded firms that may be taxed as corporations). For tax purposes, unit holders may initially be deemed to receive only a portion of the distributions attributed to them because certain other portions may be attributed to the repayment of initial investments and may thereby lower the cost basis of the units or shares owned by unit holders. As a result, unit holders may effectively defer taxation on the receipt of some distributions until they sell their units. These tax consequences may differ for different types of entities.

Although the high yields potentially offered by these investments may be attractive, PTPs/MLPs have some disadvantages and present some risks. Investors in a partnership or limited liability company may have fewer protections under state law than do investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than

INVESTMENT POLICIES

Partnership Securities —

continued

income or gains relating to the same entity. These tax consequences may differ for different types of entities. Many PTPs/MLPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns. Growth may be limited because most cash is paid out to unit holders rather than retained to finance growth. The performance of PTPs/MLPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs/MLPs. Investments in PTPs/MLPs also may be relatively illiquid at times.

Each Fund (except the Harbor Money Market Fund) may also invest in relatively illiquid securities issued by limited partnerships or limited liability companies that are not publicly traded. These securities, which may represent investments in certain areas such as real estate or private equity, may present many of the same risks of PTPs/MLPs. In addition, they may present other risks including higher management and distribution fees, uncertain cash flows, potential calls for additional capital, and very limited liquidity.

Trust-Preferred Securities	Each Fund (except the Harbor Money Market Fund) may also invest in trust-preferred securities. These securities, also known as trust-issued securities, are securities that have characteristics of both debt and equity instruments. Generally, trust-preferred securities are cumulative preferred stocks issued by a trust that is created by a financial institution, such as a bank holding company. The financial institution typically creates the trust with the objective of increasing its capital by issuing subordinated debt to the trust in return for cash proceeds that are reflected on its balance sheet. The primary asset owned by the trust is the subordinated debt issued to the trust by the financial institution. The financial institution makes periodic interest payments on the debt as discussed further below. The financial institution will subsequently own the trust’s common securities, which may typically represent a small percentage of the trust’s capital structure. The remainder of the trust’s capital structure typically consists of trust-preferred securities that are sold to investors. The trust uses the sales proceeds to purchase the subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital, while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the interest received to make dividend payments to the holders of the trust-preferred securities. The dividends are generally paid on a quarterly basis and are often higher than other dividends potentially available on the financial institution’s common stocks. The interests of the holders of the trust-preferred securities are senior to those of common stockholders in the event that the financial institution is liquidated, although their interests are typically subordinated to those of holders of other debt issued by the institution.

The primary benefit for the financial institution in using this particular structure is that the trust-preferred securities issued by the trust are treated by the financial institution as debt securities for tax purposes (as a consequence of which the expense of paying interest on the securities is tax deductible), but are treated as more desirable equity securities for purposes of the calculation of capital requirements. In certain instances, the structure involves more than one financial institution and thus, more than one trust. In such a pooled offering, an additional separate trust may be created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by other trust subsidiaries of the participating financial institutions. In such a structure, the trust-preferred securities held by the investors are backed by other trust-preferred securities issued by the trust subsidiaries.

The risks associated with trust-preferred securities typically include the financial condition of the financial institution(s), as the trust typically has no business operations other than holding the subordinated debt issued by the financial institution(s) and issuing the trust-preferred securities and common stock backed by the subordinated debt. If a financial institution is financially unsound and defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of the trust-preferred securities such as the Funds.

Restricted and Illiquid Securities	Each Fund (except Harbor Money Market Fund, which will not invest more than 5%) will not invest more than 15% of its net assets in illiquid investments, which includes repurchase agreements and fixed time deposits maturing in more than seven days, securities that are not readily marketable and restricted securities, unless the Board of Trustees determines, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”) and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy relevant liquidity requirements.

Each Fund may purchase and sell restricted securities (i.e., securities that would be required to be registered under the 1933 Act prior to distribution to the general public) including restricted securities eligible for resale to “qualified institutional buyers” under Rule 144A under the 1933 Act. It may be expensive or difficult for a Fund to dispose of restricted securities in the event that registration is required or an eligible purchaser cannot be found. A restricted security may be liquid or illiquid depending on whether it satisfies relevant liquidity requirements.

INVESTMENT POLICIES

Restricted and Illiquid Securities —

continued

Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

The Board of Trustees has delegated to the Adviser and Subadvisers the daily function of determining and monitoring liquidity of restricted securities in accordance with procedures adopted by the Board. The Board retains sufficient oversight of the process and remains ultimately responsible for the determinations.

Fixed Income Securities	Corporate and foreign governmental debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Except to the extent that values are independently affected by currency exchange rate fluctuations, when interest rates decline, the value of fixed income securities can generally be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. The Subadviser will consider both credit risk and market risk in making investment decisions for a Fund.

Below Investment-Grade Fixed Income Securities	Harbor Convertible Securities Fund and Harbor High-Yield Bond Fund invest primarily in below investment-grade securities. Harbor Emerging Markets Debt Fund may invest without limit in below investment-grade securities. Harbor Global Growth Fund, Harbor Commodity Real Return Strategy Fund, Harbor Unconstrained Bond Fund, Harbor Bond Fund and Harbor Real Return Fund may invest up to 5%, 10%, 40%, 15% and 10%, respectively, of its assets in below investment-grade securities, commonly referred to as “high-yield” or “junk” bonds. For all securities other than mortgage-related securities, the investments of Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund and Harbor Real Return Fund in below investment-grade securities are limited to those rated B or higher by S&P, Moody’s or Fitch Ratings, or, if unrated, determined to be of comparable quality. For mortgage-related securities, these Funds may invest in securities of any credit quality, including those rated below B.

Below investment-grade fixed income securities are considered predominantly speculative by traditional investment standards. In some cases, these securities may be highly speculative and have poor prospects for reaching investment-grade standing. Below investment-grade fixed income securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the high-yield markets generally and less secondary market liquidity.

The amount of high-yield, fixed income securities grew rapidly in the 1980s and 1990s as a result of increased merger and acquisition and leveraged buyout activity. Such securities are also issued by less-established corporations desiring to expand. Risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities because such issuers are often less creditworthy companies or are highly leveraged and generally less able than more established or less leveraged entities to make scheduled payments of principal and interest.

The market values of high-yield, fixed income securities tend to reflect individual corporate developments to a greater extent than do those of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Issuers of such high-yield securities may not be able to make use of more traditional methods of financing and their ability to service debt obligations may be more adversely affected than issuers of higher rated securities by economic downturns, specific corporate developments or the issuers’ inability to meet specific projected business forecasts. These below investment-grade securities also tend to be more sensitive to economic conditions than higher-rated securities. Negative publicity about the high-yield bond market and investor perceptions regarding lower rated securities, whether or not based on the funds’ fundamental analysis, may depress the prices for such securities.

Since investors generally perceive that there are greater risks associated with below investment-grade securities of the type in which the Funds invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed income securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed income securities market, resulting in greater yield and price volatility.

Another factor which causes fluctuations in the prices of fixed income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a fund’s net asset value.

INVESTMENT POLICIES

Below Investment-Grade Fixed Income Securities —

continued

The risk of loss from default for the holders of high-yield, fixed income securities is significantly greater than is the case for holders of other debt securities because such high-yield, fixed income securities are generally unsecured and are often subordinated to the rights of other creditors of the issuers of such securities.

The secondary market for high-yield, fixed income securities is dominated by institutional investors, including mutual fund portfolios, insurance companies and other financial institutions. Accordingly, the secondary market for such securities is not as liquid as and is more volatile than the secondary market for higher rated securities. In addition, the trading volume for high-yield, fixed income securities is generally lower than that of higher rated securities and the secondary market for high-yield, fixed income securities could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on a Fund’s ability to dispose of particular portfolio investments. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less that the prices used in calculating a Fund’s net asset value. A less liquid secondary market may also make it more difficult for a Fund to obtain precise valuations of the high-yield securities in its portfolio.

Federal legislation could adversely affect the secondary market for high-yield securities and the financial condition of issuers of these securities. The form of any proposed legislation and the probability of such legislation being enacted is uncertain.

Below investment-grade or high-yield, fixed income securities also present risks based on payment expectations. High-yield, fixed income securities frequently contain “call” or buy-back features, which permit the issuer to call or repurchase the security from its holder. If an issuer exercises such a “call option” and redeems the security, a Fund may have to replace such security with a lower yielding security, resulting in a decreased return for investors. A Fund may also incur additional expenses to the extent that it is required to seek recovery upon default in the payment of principal or interest on a portfolio security.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of below investment-grade securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the security. Consequently, credit ratings are used only as preliminary indicator of investment quality. Investments in below investment-grade and comparable unrated obligations will be more dependent on the Subadviser’s credit analysis than would be the case with investments in investment-grade debt obligations. The Subadvisers employ their own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings. The Subadvisers continually monitor the investments in each Fund’s portfolio and evaluate whether to dispose of or to retain below investment-grade and comparable unrated securities whose credit ratings or credit quality may have changed.

There are special tax considerations associated with investing in bonds, including high-yield bonds, structured as zero coupon or payment-in-kind securities. For example, a Fund is required to report the accrued interest on these securities as current income each year even though it may receive no cash interest until the security’s maturity or payment date. The Fund may be required to sell some of its assets to obtain cash to distribute to shareholders in order to satisfy the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to such accrued interest. These actions are likely to reduce the Fund’s assets and may thereby increase its expense ratio and decrease its rate of return.

Duration	Duration is a measure of average maturity that was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. Duration is one of the characteristics used in security selection for each fixed income and Harbor Commodity Real Return Strategy Fund, except that Harbor Commodity Real Return Strategy Fund, Harbor Convertible Securities Fund, Harbor Emerging Markets Debt Fund and Harbor High-Yield Bond Fund do not focus on securities with a particular duration.

Most debt obligations provide interest (“coupon”) payments in addition to a final (“par”) payment at maturity. Some obligations also feature call provisions. Depending on the relative magnitude of these payments, debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security’s “term-to-maturity” has been used as a proxy for the sensitivity of the security’s price to changes in interest rates (which is the “interest rate risk” or “volatility” of the security). However, “term-to-maturity” measures only the time until a debt security provides its final payment and doesn’t take into account the pattern of the security’s payments prior to maturity. Duration is a measure of the average life of a fixed income security on a present value basis. Duration is computed by calculating the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received),

INVESTMENT POLICIES

Duration —

continued	and weighing them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security. Conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.

Generally speaking, if interest rates move up by 100 basis points, the value of a fixed income security with a five-year duration will decline by five points. If the fixed income security’s duration was three years, it would decline by three points; two years — two points; and so on. To the extent a Fund is invested in fixed income securities, the value of the Fund’s portfolio will decrease in a similar manner given the conditions illustrated above.

Futures, options and options on futures have durations that, in general, are closely related to the duration of the securities that underlie them. Holding long futures or call option positions will lengthen the portfolio duration by approximately the same amount that holding an equivalent amount of the underlying securities would. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions, and have the effect of reducing portfolio duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

Derivative Instruments	In accordance with its investment policies, each Fund (except Harbor Money Market Fund) may invest in certain derivative instruments, which are securities or contracts that provide for payments based on or “derived” from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract between two parties (unlike a stock or a bond). Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments.

A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by a Fund, including an investment in conventional securities, reflects an implicit prediction about future changes in the value of that investment. Every Fund investment also involves a risk that the portfolio manager’s expectations will be wrong. Transactions in derivative instruments often enable a Fund to take investment positions that more precisely reflect the portfolio manager’s expectations concerning the future performance of the various investments available to the Fund. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other investments in conventional securities.

Derivative securities may include collateralized mortgage obligations (“CMOs”), stripped mortgage-backed securities, asset-backed securities, structured notes and floating interest rate securities (described below). Derivative contracts include options, futures contracts and swap agreements (described below). The principal risks associated with derivative instruments are:

MARKET RISK

The instrument will decline in value or that an alternative investment would have appreciated more, but this is no different from the risk of investing in conventional securities.

LEVERAGE AND ASSOCIATED PRICE VOLATILITY

Leverage causes increased volatility in the price and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative fund in order to achieve an average portfolio volatility that is within the expected range for that type of fund. The Securities and Exchange Commission (the “SEC”) has taken the position that it is not appropriate for a money market fund to incur leverage risk.

COUNTERPARTY CREDIT RISK

The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. For example, in an option contract, this involves the risk to the option buyer that the writer will not buy or sell the underlying asset as agreed. In general, counterparty risk can be reduced by having an organization with extremely good credit act as an intermediary between the two parties.

LIQUIDITY AND VALUATION RISK

Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless, many derivative instruments are actively traded and can be priced with as much accuracy as conventional securities. Derivative instruments that are custom designed to meet the specialized investment needs of a relatively narrow group of institutional investors, such as the Funds, are not readily marketable and are subject to a Fund’s restrictions on illiquid investments.

INVESTMENT POLICIES

Derivative Instruments

continued

CORRELATION RISK

There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.

Each derivative instrument purchased for a Fund’s portfolio is reviewed and analyzed by the Fund’s portfolio manager to assess the risk and reward of each such instrument in relation to the Fund’s portfolio investment strategy. The decision to invest in derivative instruments or conventional securities is made by measuring the respective instrument’s ability to provide value to the Fund and its shareholders.

Risks Associated with Specific Types of Derivative Debt Securities	Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. Thus, the magnitude of exposure may be less than for more leveraged mortgage-backed securities.
The risk of early prepayments is the primary risk associated with interest-only debt securities (“IOs”), leveraged floating rate securities whose yield changes in the same direction as, rather than inversely to, a referenced interest rate (“superfloaters”), other leveraged floating rate instruments and mortgage-backed securities purchased at a premium to their par value. In some instances, early prepayments may result in a complete loss of investment in certain of these securities.

The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates. These securities include floating rate securities based on the Cost of Funds Index (“COFI floaters”), other “lagging rate” floating rate securities, floating rate securities that are subject to a maximum interest rate (“capped floaters”), mortgage-backed securities purchased at a discount, leveraged inverse floating rate securities (“inverse floaters”), principal-only debt securities (“POs”), certain residual or support trenches of CMOs and index amortizing notes. Index amortizing notes are not mortgage-backed securities, but are subject to extension risk resulting from the issuer’s failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs combine several elements of the mortgage-backed securities described above and thus present an especially intense combination of prepayment, extension and interest rate risks.

Planned amortization class (“PAC”) and target amortization class (“TAC”) CMO bonds involve less exposure to prepayment, extension and interest rate risks than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or “collars.” To the extent that the prepayment rates remain within these prepayment ranges, the residual or support trenches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risks associated with the underlying mortgage assets.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X-reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.

Loan Originations, Participations and Assignments	Harbor Commodity Real Return Strategy Fund, Harbor Unconstrained Bond Fund, Harbor Convertible Securities Fund, Harbor Emerging Markets Debt Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund and Harbor Real Return Fund may invest in loan originations, participations and assignments of portions of such loans. Additionally, these Funds may participate directly in lending syndicates to corporate borrowers. When a Fund is one of the original lenders, it will have a direct contractual relationship with the borrower and can enforce compliance by the borrower with the terms of the relevant credit agreement. Original lenders also negotiate voting and consent rights under the credit agreement. Actions subject to lender vote or consent generally require the vote or consent of the holders of some specified percentage of the outstanding principal amount. Participations, originations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may be able to enforce its rights only through the lender, and may assume the credit risk of the lender in addition to the borrower.

The Funds may purchase participations in commercial loans, which may be secured or unsecured. Loan participations typically represent direct participation in a loan owed by a corporate borrower, and generally are offered by banks, other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a co-lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an offering bank or other financial intermediary. The participation interests in which a Fund invests may not be rated by any nationally recognized rating service.

INVESTMENT POLICIES

Loan Originations, Participations and Assignments —

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A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the institutions that are parties to the loan agreement. Unless a Fund has direct recourse against the corporate borrower, under the terms of the loan or other indebtedness, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Fund were determined to be subject to the claims of the agent bank’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

The Funds may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.

Each Fund, in applying its investment restrictions, generally will treat the corporate borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the corporate borrower, and where the participation does not shift the direct debtor-creditor relationship with the corporate borrower to the Fund, SEC interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers” for the purposes of applying diversification restrictions. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Subadviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund’s net asset value than if that value were based on available market quotations and could result in significant variations in the Fund’s daily share price. Nevertheless, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Funds currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Funds’ limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Funds’ investment restrictions relating to the lending of funds or assets by a Fund.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Funds. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Funds rely on the Subadviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Funds.

Variable and Floating Rate Securities	Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as a change in the prime rate. Variable and floating rate securities that cannot be disposed of promptly within seven days and in the usual course of business without taking a reduced price will be treated as illiquid and subject to the limitation on investments in illiquid securities.

INVESTMENT POLICIES

U.S. Government Securities	Total U.S. public debt as a percentage of gross domestic product has grown rapidly since the beginning of the recent financial downturn. U.S. government agencies project that the U.S. will continue to maintain high debt levels in the near future. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause the U.S. Treasury to sell additional debt with shorter maturity periods, thereby increasing refinancing risk. A high national debt also raises concerns that the U.S. government will be unable to pay investors at maturity. Unsustainable debt levels could cause declines in currency valuations and prevent the U.S. government from implementing effective fiscal policy.

On August 5, 2011 S&P lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade, the S&P cited, among other reasons, controversy over raising the statutory debt ceiling and growth in public spending. The ultimate impact of the downgrade is uncertain, but it may lead to increased interest rates and volatility. The market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected by the S&P’s downgrade.

Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed-income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Municipal Bonds	Harbor Bond Fund, Harbor Commodity Real Return Strategy Fund, Harbor Real Return Fund and Harbor Unconstrained Bond Fund may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multistate agencies or authorities. Municipal bonds share the attributes of fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal bonds that a Fund may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax exempt private activity bonds and industrial development bonds generally also are revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

Under the Code, certain limited obligation bonds are considered “private activity bonds” and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.

The Funds may invest in municipal warrants, which are essentially call options on municipal bonds. In exchange for a premium, municipal warrants give the purchaser the right, but not the obligation, to purchase a municipal bond in the future. A Fund will not invest more than 5% of its net assets in municipal warrants. The Funds may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying municipal bonds. The Funds may invest in municipal bonds with credit enhancements such as letters of credit, municipal bond insurance and Standby Bond Purchase Agreements (“SBPAs”). The Funds may invest in Residual Interest Bonds (“RIBs”), which brokers create by depositing a municipal bond in a trust. The trust in turn issues a variable rate security and RIBs.

Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

INVESTMENT POLICIES

Municipal Bonds —

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Prices and yields on municipal bonds are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal bonds may not be as extensive as information made available by corporations whose securities are publicly traded.

Obligations of issuers of municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund’s municipal bonds in the same manner.

The recent economic downturn and budgetary constraints have made municipal securities more susceptible to downgrade, default and bankruptcy. In addition, difficulties in the municipal securities markets could result in increased illiquidity, volatility and credit risk, and a decrease in the number of municipal securities investment opportunities. The value of municipal securities may also be affected by uncertainties involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities.

The secondary market for municipal bonds typically has been less liquid than that for taxable fixed income securities, and this may affect a Fund’s ability to sell particular municipal bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities. Additionally, municipal bonds rated below investment-grade (i.e., high-yield municipal bonds) may not be as liquid as higher-rated municipal bonds. Reduced liquidity in the secondary market may have an adverse impact on the market price of a municipal bond and on a Fund’s ability to sell a municipal bond in response to changes or anticipated changes in economic conditions or to meet the Fund’s cash needs. Reduced liquidity may also make it more difficult to obtain market quotations based on actual trades for purposes of valuing a Fund’s portfolio.

Cash Equivalents	Each Fund may invest in cash equivalents, which include short-term obligations issued or guaranteed as to interest and principal by the U.S. government or any agency or instrumentality thereof (including repurchase agreements collateralized by such securities). Each Fund may also invest in obligations of domestic and/or foreign banks, which include certificates of deposit, bankers’ acceptances and fixed time deposits, that at the date of investment have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $100 million. Each Fund may also invest in obligations of other banks or savings and loan associations if such obligations are insured by the Federal Deposit Insurance Corporation (“FDIC”). Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate.

Each Fund (except Harbor Money Market Fund) may also invest in commercial paper that at the date of investment is rated at least A-1 by S&P, P-1 by Moody’s or F-1 by Fitch Ratings (A-3, P-3 or F-3, respectively, for Harbor Commodity Real Return Strategy Fund, Harbor Unconstrained Bond Fund, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund) or, if not rated, is issued or guaranteed as to payment of principal and interest by companies that at the date of investment have an outstanding debt issue rated AA or better by S&P or equivalently rated by Moody’s or Fitch Ratings; short-term corporate obligations that at the date of investment are rated AA or better by S&P or equivalently rated by Moody’s or Fitch Ratings, and other debt instruments, including unrated instruments, determined to be of comparable high quality and liquidity.

Each Fund may hold cash and invest in cash equivalents pending investment of proceeds from new sales or to meet ordinary daily cash needs.

Mortgage-Backed Securities	Each of the Harbor Commodity Real Return Strategy Fund, Harbor Unconstrained Bond Fund, Harbor Emerging Markets Debt Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Money Market Fund may invest in mortgage-backed securities. Harbor Money Market Fund may invest in mortgage-backed securities that meet the quality, liquidity and maturity standards applicable to money market funds and that do not contain embedded leverage. The Subadvisers will monitor regularly the ratings of securities held by the Funds that they manage and the creditworthiness of their issuers.

INVESTMENT POLICIES

Mortgage-Backed Securities —

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Harbor Commodity Real Return Strategy Fund, Harbor Unconstrained Bond Fund, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits (“REMIC”) pass-through certificates, collateralized mortgage obligations and stripped mortgage-backed securities (“SMBS”), and other types of “mortgage-backed securities” that may be available in the future. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations (“CMOs”), make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages, including those on commercial real estate or residential properties. Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed income securities, due to the likelihood of increased prepayments of mortgages as interest rates decline. If a Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid.

The value of mortgage-backed securities may also change due to shifts in the market’s perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

GUARANTEED MORTGAGE PASS-THROUGH SECURITIES

Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. governmental or private lenders and guaranteed by the U.S. government or one of its agencies or instrumentalities, including but not limited to Ginnie Mae, Fannie Mae and Freddie Mac. Ginnie Mae certificates are guaranteed by the full faith and credit of the U.S. government for timely payment of principal and interest on the certificates. Fannie Mae certificates are guaranteed by Fannie Mae, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. Freddie Mac certificates are guaranteed by Freddie Mac, a corporate instrumentality of the U.S. government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans. Securities issued or guaranteed by entities such as Fannie Mae or Freddie Mac are not issued or guaranteed by the U.S. government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Holders of privately issued mortgage-backed securities are dependent on, yet may have limited access to information enabling them to evaluate, the competence and integrity of these private originators and institutions. Because there are no direct or indirect government or agency guarantees of payments in pools created by such non-governmental issuers, they generally offer a higher rate of interest than government and government-related pools. Timely payment of interest and principal of these pools may be supported by insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements, and the protection afforded by insurance or guarantees may be insufficient to cover all losses if underlying mortgage borrowers default at a greater than expected rate.

Mortgage-related securities without insurance or guarantees may be purchased if the Subadviser determines that the securities meet a Fund’s quality standards. Mortgage-related securities issued by certain private organizations may not be readily marketable.

MULTIPLE-CLASS PASS-THROUGH SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS

CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. government agencies and instrumentalities as well as private issuers. REMICs are CMO vehicles that qualify for special tax treatment under the Code and invest in mortgages principally secured by interests in real property and other investments permitted by the Code. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

INVESTMENT POLICIES

Mortgage-Backed Securities —

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Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates but also may be collateralized by other mortgage assets, such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

STRIPPED MORTGAGE-BACKED SECURITIES

SMBS are derivative multiple-class mortgage-backed securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. SMBS are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. The holder of the “principal-only” security (“PO”) receives the principal payments made by the underlying mortgage-backed security, while the holder of the “interest-only” security (“IO”) receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect. Although the market for these securities is increasingly liquid, the relevant Subadviser may determine that certain stripped mortgage-backed securities issued by the U.S. government, its agencies or instrumentalities are not readily marketable. If so, these securities, together with privately-issued stripped mortgage-backed securities, will be considered illiquid for purposes of the Funds’ limitation on investments in illiquid securities. The yields and market risk of interest only and principal only SMBS, respectively, may be more volatile than those of other fixed income securities. The staff of the SEC considers privately issued SMBS to be illiquid.

Risk Factors Associated with Mortgage-Backed Securities	Investing in mortgage-backed securities involves certain risks, including the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. However, due to adverse tax consequences under current tax laws, the Funds do not intend to acquire “residual” interests in REMICs. Further, the yield characteristics of mortgage-backed securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than the final distribution date.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, a Fund may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental, agency or other guarantee. When a Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may obtain a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, mortgage-backed securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. government securities as a means of “locking in” interest rates.

Asset-Backed Securities	Harbor Commodity Real Return Strategy Fund, Harbor Unconstrained Bond Fund, Harbor Emerging Markets Debt Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Money Market Fund may invest in asset-backed securities. Harbor Money Market Fund may invest in asset-backed securities if the securities meet the quality, liquidity and maturity standards applicable to money market funds and that do not contain embedded leverage.

Harbor Commodity Real Return Strategy Fund, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund may invest in securities that represent individual interests in pools of consumer loans and trade receivables similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Although the collateral supporting asset-backed securities generally is of a shorter maturity than mortgage loans and historically has been less likely to experience substantial prepayments, no assurance can be given as to the actual maturity of an asset-backed security because prepayments of principal may be made at any time. Payments of principal and interest typically are supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower’s other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, a Fund may experience losses or delays in receiving payment.

INVESTMENT POLICIES

Asset-Backed Securities —

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Other types of mortgage-backed and asset-backed securities may be developed in the future, and a Fund may invest in them if the relevant Subadviser determines they are consistent with the Fund’s investment objectives and policies.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. Asset-backed securities do not have the benefit of the same type of security interest in the related collateral. Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in these securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

In a rising interest rate environment, a declining prepayment rate will extend the average life of many mortgage-backed securities. This possibility is often referred to as extension risk. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates.

Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

Collateralized Debt Obligations	Harbor Commodity Real Return Strategy Fund, Harbor Unconstrained Bond Fund, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund may invest in each of collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a security issued by a trust that is backed by a diversified pool of high risk, below investment-grade fixed income securities. A CLO is a security issued by a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment-grade or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities and can be rated investment-grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, and aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities. However, an active dealer market may exist for CDOs allowing a CDO to qualify for transactions under Rule 144A of the 1933 Act. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Funds’ prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to, the possibility that: (i) distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. These risks have recently led to actual defaults and market losses on CDOs known as “structured investment vehicles” or “SIVs.”

INVESTMENT POLICIES

Mortgage “Dollar Roll” Transactions	Harbor Commodity Real Return Strategy Fund, Harbor Unconstrained Bond Fund, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund may enter into mortgage “dollar roll” transactions with selected banks and broker-dealers. In a dollar roll, the Fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future day. A Fund will only enter into covered rolls. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of a Fund’s borrowings and other senior securities. For financial reporting and tax purposes, a Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. A Fund does not currently intend to enter into mortgage dollar roll transactions that are accounted for as financing.

Small to Mid Companies	Each equity Fund, as well as Harbor Convertible Securities Fund, Harbor Emerging Markets Debt Fund and Harbor High-Yield Bond Fund, may invest in equity securities of small to mid-sized companies. Smaller companies may (i) be subject to more volatile market movements than securities of larger, more established companies; (ii) have limited product lines, markets or financial resources; and (iii) depend upon a limited or less experienced management group. The securities of smaller companies may be traded only on the over-the-counter market or on a regional securities exchange and may not be traded daily or in the volume typical of trading on a national securities exchange. Disposition by the Fund of a smaller company’s securities in order to meet redemptions may require the Fund to sell these securities at a discount from market prices, over a longer period of time or during periods when disposition is not desirable. These risks are more significant in the context of smaller companies.

Foreign Securities	Each Fund is permitted to invest in foreign securities, which are securities issued by foreign issuers. The only foreign securities that Harbor High-Yield Bond Fund and Harbor Money Market Fund may purchase are U.S. dollar-denominated foreign securities. Each Subadviser is responsible for determining, with respect to the Fund that it manages, whether a particular issuer would be considered a foreign issuer. Normally, foreign governments and their agencies and instrumentalities are considered foreign issuers. In the case of non-governmental issuers, the Subadvisers generally may consider one or more of the following factors when making that determination:

•	whether the equity securities of the company principally trade on stock exchanges in one or more foreign countries;

•

the extent to which a company’s total revenue is derived from goods produced, sales made or services performed in one or more foreign countries or the extent to which its assets are located in one or more foreign countries;

•	whether the company is organized under the laws of a foreign country or its principal executive offices are located in a foreign country; and/or

•	any other factors relevant to a particular issuer.

Each Subadviser may weigh those factors differently when making a classification decision. Because the global nature of many companies can make the classification of those companies difficult and because the Subadvisers do not consult with one another with respect to the management of the Funds, the Subadvisers may, on occasion, classify the same issuer differently. Certain companies which are organized under the laws of a foreign country may nevertheless be classified by a Subadviser as a domestic issuer. This may occur when the company’s economic fortunes and risks are primarily linked to the U.S. and the company’s principal operations are conducted from the U.S. or when the company’s equity securities trade principally on a U.S. stock exchange.

Investing in securities of foreign companies and governments may involve risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments. A decline in the exchange rate may also reduce the value of certain portfolio securities. Even though they are denominated in U.S. dollars, exchange rate changes may adversely affect the company’s operations or financial health.

Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Individual foreign economies may also differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENT POLICIES

Foreign Securities —

continued

In addition, investments in foreign countries could be affected by other factors generally not thought to be present in the U.S. Such factors include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of political, social or diplomatic developments; limitations on the movement of funds or other assets of a Fund between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. These delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio securities or, if a Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

The Funds’ custodian, State Street Bank and Trust Company, has established and monitors subcustodial relationships with banks and certain other financial institutions in the foreign countries in which the Funds invest to permit the Funds’ assets to be held in those foreign countries. These relationships have been established pursuant to Rule 17f-5 of the Investment Company Act, which governs the establishment of foreign subcustodial arrangements for mutual funds. The Funds’ subcustodial arrangements may be subject to certain risks including: (i) the inability of the Funds to recover assets in the event of the subcustodian’s bankruptcy; (ii) legal restrictions on the Funds’ ability to recover assets lost while under the care of the subcustodian; (iii) the likelihood of expropriation, confiscation or a freeze of the Funds’ assets; and (iv) difficulties in converting the Funds’ cash and cash equivalents to U.S. dollars. The Adviser and the respective Subadvisers have evaluated the political risk associated with an investment in a particular country.

Investing in securities of non-U.S. companies may entail additional risks especially in emerging countries due to the potential political and economic instability of certain countries. These risks include expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. Should one of these events occur, a Fund could lose its entire investment in any such country. A Fund’s investments would similarly be adversely affected by exchange control regulation in any of those countries.

Even though opportunities for investment may exist in foreign countries, any changes in the leadership or policies of the governments of those countries, or in any other government that exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies and thereby eliminate any investment opportunities that may currently exist. This is particularly true of emerging markets.

Certain countries in which the Funds may invest may have vocal minorities that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for wide-spread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund’s investment in those countries.

Certain countries prohibit or impose substantial restrictions on investments in their capital and equity markets by foreign entities like the Funds. Certain countries require governmental approval prior to foreign investments or limit the amount of foreign investment in a particular company, or limit the investment to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments. In particular, restrictions on repatriation could make it more difficult for a Fund to obtain cash necessary to satisfy the tax distribution requirements that must be satisfied in order for the Fund to avoid federal income or excise tax.

Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. For example, recent instability in the euro zone, uprisings in the Middle East and the Japanese earthquake and tsunami have impacted issuers across various countries, regions and markets. The severity or duration of such conditions may be affected by policy changes made by governments or quasi-governmental organizations.

EMERGING MARKETS

Investments in emerging markets involve risks in addition to those generally associated with investments in foreign securities.

INVESTMENT POLICIES

Foreign Securities —

continued

Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. As a result, the risks described above relating to investments in foreign securities, including the risks of nationalization or expropriation of assets, would be heightened. In addition, unanticipated political or social developments may affect the values of a Fund’s investments and the availability to the Fund of additional investments in such emerging markets. The small size and inexperience of the securities markets in certain emerging markets and the limited volume of trading in securities in those markets may make a Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the U.S., Japan and most Western European countries).

ADRs, EDRs, IDRs, GDRs AND P-NOTES

Each equity Fund, Harbor Commodity Real Return Strategy Fund, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund may invest in ADRs, EDRs, IDRs and GDRs. Harbor Emerging Markets Equity Fund may invest in P-Notes. American Depositary Receipts (“ADRs”) (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between such information and the market value of the unsponsored ADR. European Depositary Receipts (“EDRs”) and International Depositary Receipts (“IDRs”) are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. Global Depositary Receipts (“GDRs”) are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities. Participatory Notes (“P-Notes”) are instruments typically issued by an Indian broker-dealer evidencing ownership of the underlying foreign securities.

Brady Bonds	Harbor Commodity Real Return Strategy Fund, Harbor Unconstrained Bond Fund, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas P. Brady. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. government securities. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. There can be no assurance that Brady Bonds acquired by a Fund will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Inflation-Indexed Bonds	Harbor Commodity Real Return Strategy Fund invests a significant portion of its assets in inflation-indexed bonds. Harbor Real Return Fund invests primarily in inflation-indexed bonds. Harbor Unconstrained Bond Fund, Harbor Emerging Markets Debt Fund and Harbor Bond Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or twenty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. The Funds may also invest in other inflation related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.

INVESTMENT POLICIES

Inflation-Indexed Bonds —

continued

Therefore, if inflation was to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted by that government to reflect a comparable inflation index. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the U.S.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure	Harbor Commodity Real Return Strategy Fund, Harbor Unconstrained Bond Fund, Harbor Convertible Securities Fund, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps,” or implement “event-linked strategies.” Event-linked exposure results in gains that typically are contingent on the nonoccurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose all or a portion of its entire principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory or optional at the discretion of the issuer in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose the Fund to certain unanticipated risks including, but not limited to, issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

Sovereign Debt Obligations	Sovereign debt obligations involve special risks that are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, to the extent it invests in such securities, may be more volatile than prices of debt obligations of U.S. issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

INVESTMENT POLICIES

Sovereign Debt Obligations —

continued

The recent global economic crisis brought several European economies close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. For example, the governments of Greece, Spain, Portugal, and the Republic of Ireland have all recently experienced large public budget deficits, the effects of which remain unknown and may slow the overall recovery of European economies from the recent global economic crisis. In addition, due to large public deficits, some European countries may be dependent on assistance from other European governments and institutions or multilateral agencies and offices. Such assistance may require a country to implement reforms or reach a certain level of performance. If a country receiving assistance fails to reach certain objectives or receives an insufficient level of assistance it could cause a deep economic downturn and could significantly affect the value of a Fund’s investments in that country’s sovereign debt obligations.

Borrowing	Each Fund may borrow for temporary administrative or emergency purposes and this borrowing may be unsecured. Harbor Unconstrained Bond Fund and Harbor Emerging Markets Debt Fund may borrow from banks and broker-dealers and engage in reverse repurchase agreements for purposes of investing the borrowed funds. The Fund maintains continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The percentage of Harbor Unconstrained Bond Fund’s and Harbor Emerging Markets Debt Fund’s total assets that may be leveraged because of reverse repurchase agreements will vary during the fiscal year depending on the portfolio management strategies of the Subadviser. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of the portfolio. Money borrowed will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Reverse Repurchase Agreements	Harbor Commodity Real Return Strategy Fund, Harbor Convertible Securities Fund, Harbor Emerging Markets Debt Fund and Harbor High-Yield Bond Fund, Harbor Bond Fund and Harbor Real Return Fund may enter into reverse repurchase agreements with banks for temporary or emergency purposes. Harbor Unconstrained Bond Fund, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund may enter into reverse repurchase agreements with banks and broker-dealers to the extent permitted by the Fund’s restrictions on borrowing. A reverse repurchase agreement involves the sale of a portfolio security by the Fund, coupled with an agreement to repurchase the security at a specified time and price. During the reverse repurchase agreement, the Fund continues to receive principal and interest payments on the underlying securities. Each Fund will segregate cash or liquid securities, which are marked-to-market daily, with the Funds’ custodian, or set aside or restrict assets in the Subadviser’s records or systems relating to the Fund, to cover its obligations under reverse repurchase agreements.

While not considered senior securities, reverse repurchase agreements are considered borrowings and as such are subject to the same risks associated with borrowing by the Fund. When the Fund engages in borrowing for investment purposes, also known as financial leverage, the Fund is required to maintain continuous asset coverage (i.e., total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Leveraging may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed for leveraging will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased; and in certain cases, interest costs may exceed the return received on the securities purchased. An increase in interest rates could reduce or eliminate the benefits of leverage and could reduce the net asset value of the Fund’s shares.

Lending of Portfolio Securities	Each Fund (other than Harbor Real Return Fund, Harbor Money Market Fund and each of the Target Retirement Funds) may seek to increase its income by lending portfolio securities. Under present regulatory policies, loans may be made only to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash or liquid assets. Such collateral will be maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned at any time on five days’ notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having

INVESTMENT POLICIES

Lending of Portfolio Securities —

continued

voting rights during the existence of the loan. In the event of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment, the Fund would call the loan. As with other extensions of credit, there are risks of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. If the Adviser decides to make securities loans, it is intended that the value of the securities loaned would not exceed 33 1/3% of the value of the total assets of the Fund.

Short Sales	Each Fund (other than Harbor International Fund, Harbor International Growth Fund and Harbor Emerging Markets Equity Fund) may engage in short sales of securities to: (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. In connection with short sales of securities, the Fund may pay a fee to borrow securities or maintain an arrangement with a broker to borrow securities, and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

The Funds may invest pursuant to a risk arbitrage strategy to take advantage of a perceived relationship between the value of two securities. Frequently, a risk arbitrage strategy involves the short sale of a security.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage by segregating cash or liquid securities with the Fund’s custodian, or setting aside or restricting in the Subadviser’s records or systems related to the Fund, cash or liquid securities that the Subadviser determines to be liquid and that are equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Funds will engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Delayed Funding and Revolving Credit Facilities	Harbor Commodity Real Return Strategy Fund, Harbor Unconstrained Bond Fund, Harbor Convertible Securities Fund, Harbor Emerging Markets Debt Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund and Harbor Real Return Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate cash or liquid securities with the Fund’s custodian, or set aside or restrict in the Fund’s or Subadviser’s records or systems relating to the Fund, cash or liquid assets in an amount sufficient to meet such commitments that are marked-to-market daily.

The Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Funds currently intend to treat delayed funding loans, and revolving credit facilities for which there is no readily available market, as illiquid for purposes of the Funds’ limitation on illiquid investments. Participation interests in revolving credit facilities will be subject to the limitations discussed in “Loan Participations and Assignments.” Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of each Fund’s investment restriction relating to the lending of funds or assets by a Fund.

INVESTMENT POLICIES

Forward Commitments and When-Issued Securities	Each Fund may purchase securities on a when-issued or purchase or sell securities on a forward commitment basis including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in value of the Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Subadviser deems it appropriate to do so. A Fund may enter into a forward-commitment sale to hedge its portfolio positions or to sell securities it owned under delayed delivery arrangement. Proceeds of such a sale are not received until the contractual settlement date. While such a contract is outstanding, the Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

When-issued purchases and forward commitment transactions enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Fund might sell securities it owns and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher yields.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Fund’s net asset value starting on the date of the agreement to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place within two months after the date of the transaction, but the Fund may agree to a longer settlement period.

A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions.

When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Funds’ custodian, or set aside or restrict in the Subadviser’s records or systems relating to the Fund, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with the Fund’s custodian or set aside or restricted in the Subadviser’s records or systems relating to the Fund while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

Repurchase Agreements	Each Fund may enter into repurchase agreements with domestic or foreign banks or with any member firm of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or any affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund generally and meet any other appropriate counterparty criteria as determined by the Fund’s Subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities generally such that if a Fund is permitted to only purchase securities which are rated investment-grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. The securities will be regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

INVESTMENT POLICIES

Options and Futures Transactions	Except as described under “Options on Securities, Securities Indices and Currency” and “Futures Contracts and Options on Futures Contracts,” each Fund may buy and sell options contracts, financial futures contracts and options on futures contracts, and may purchase and sell options and futures based on securities, indices, or currencies, including options and futures traded on foreign exchanges and options not traded on any exchange. Options and futures contracts are bought and sold to manage a Fund’s exposure to changing interest rates, security prices, and currency exchange rates. Some options and futures strategies, including selling futures, buying puts, and writing calls, tend to hedge a Fund’s investment against price fluctuations. Other strategies, including buying futures, writing puts, and buying calls, tend to increase market exposure. Options and futures may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the overall strategy.

Options and futures can be volatile investments and involve certain risks. If the Subadviser applies a hedge at an inappropriate time or judges market conditions incorrectly, options and futures strategies may lower a Fund’s return. A Fund can also experience losses if the prices of its options and futures positions are poorly correlated with those of its other investments or if it cannot close out its positions because of an illiquid secondary market. Options and futures do not pay interest but may produce income, gains or losses.

The loss incurred by a Fund investing in futures contracts and in writing options on futures is potentially unlimited and may exceed the amount of any premium received. The Funds’ transactions in options and futures contracts may be limited by the requirements of the Code for qualification as a regulated investment company.

Options on Securities, Securities Indices and Currency	Harbor Large Cap Value Fund and Harbor High-Yield Bond Fund are not authorized to engage in options transactions on currency. Harbor International Fund and Harbor International Growth Fund are not authorized to engage in options transactions on currencies for speculative purposes. Harbor Commodity Real Return Strategy Fund, Harbor Unconstrained Bond Fund, Harbor Convertible Securities Fund, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund may use options on currencies for cross-hedging purposes and to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Harbor Money Market Fund is not authorized to engage in any options transactions. A Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. Each Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

WRITING COVERED OPTIONS

A call option on securities or currency written by a Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by a Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive a Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

All call and put options written by the Funds are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account maintained by the Fund’s custodian or set aside or restricted in the Subadviser’s records or systems relating to the Fund, with a value at least equal to the Fund’s obligation under the option, (ii) entering into an offsetting forward commitment, and/or (iii) purchasing an offsetting option or any other option that, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account with the Funds’ custodian or by setting them aside or restricting them in the Subadviser’s records or systems relating to the Fund. A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as “closing purchase transactions.”

INVESTMENT POLICIES

Options on Securities, Securities Indices and Currency —

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PURCHASING OPTIONS

A Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease (“protective puts”), in the market value of securities or currencies of the type in which it may invest. A Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. A Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund’s portfolio securities or the currencies in which they are denominated. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies that it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise, the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of a Fund’s portfolio securities.

Each Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options that a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Subadviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Futures Contracts and Options on Futures Contracts	Harbor Large Cap Value Fund and Harbor High-Yield Bond Fund are not authorized to enter into currency futures contracts and options on such contracts. Harbor International Fund and Harbor International Growth Fund are not authorized to enter into futures contracts on currencies or engage in options transactions with respect to futures contracts for speculative purposes. Harbor Money Market Fund is not authorized to enter into futures contracts or engage in options transactions with respect to futures contracts. Otherwise, to seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices, foreign currencies, commodities and commodity indices and any other financial instruments and indices. All futures contracts entered into by the Funds are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission (“CFTC”).

Pursuant to claims for exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), the Funds, other than Harbor Commodity Real Return Strategy Fund, are not subject to registration or regulation as commodity pool operators under the CEA. In order to maintain the exclusion, each Fund must annually affirm to the National Futures Association that it has met and will continue to meet the conditions necessary to qualify for the exclusion. In the event that a Fund engages in transactions that may require registration as a commodity pool operator in the future, the Fund will consider steps in order to continue to qualify for exemption from CFTC regulation, or may determine to operate subject to CFTC regulation. If a Fund registers as a commodity pool operator and operates subject to CFTC regulation, it may incur additional expenses.

The Adviser is registered as a “commodity pool operator” under the CEA and the rules of the CFTC and, as of January 1, 2013, is subject to regulation as a commodity pool operator under the CEA with respect to Harbor Commodity Real Return Strategy Fund. The CFTC has not yet adopted rules regarding certain disclosure, reporting and recordkeeping requirements that will apply to Harbor Commodity Real Return Strategy Fund as a result of the Adviser’s registration as a commodity pool operator. Therefore, additional information required to be disclosed, regulatory requirements, and expenses cannot currently be determined. As Harbor Commodity Real Return Strategy Fund operates subject to CFTC regulation, it may incur additional expenses. The CFTC has neither reviewed nor approved Harbor Commodity Real Return Strategy Fund, its investment strategies or this Statement of Additional Information.

INVESTMENT POLICIES

Futures Contracts and Options on Futures Contracts —

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FUTURES CONTRACTS

A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments, currencies, commodities or indices for an agreed price for a designated period (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract). A futures contract on an index is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions (same exchange, underlying security or index, and delivery months) that may result in a profit or a loss. While futures contracts on securities, currency or commodities will usually be liquidated in this manner, a Fund may instead make, or take, delivery of the underlying securities, currency or commodities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market and there is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments underlying futures contracts it holds.

With respect to futures contracts that are not legally required to “cash settle,” a Fund may cover the open position by setting aside or restricting in the Subadviser’s records or systems relating to the Fund, liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, a Fund is permitted to set aside or restrict liquid assets in an amount equal to the Fund’s daily marked to market (net) obligation, if any, (in other words, the Fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full market value of the futures contract.

HEDGING AND OTHER STRATEGIES

Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. A Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

A Fund may, for example, take a “short” position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund’s portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund’s portfolio securities. Similarly, a Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the relevant Subadviser, there is a sufficient degree of correlation between price trends for a Fund’s portfolio securities and futures contracts based on other financial instruments, commodities or commodity indices securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund’s portfolio may be more or less volatile than prices of such futures contracts, the Subadviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund’s portfolio securities.

INVESTMENT POLICIES

Futures Contracts and Options on Futures Contracts —

continued

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take a “long” position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. A Fund may also purchase futures contracts as a substitute for transactions in securities, commodities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities or commodities market or currency.

OPTIONS ON FUTURES CONTRACTS

Except as noted above, under the caption “Futures Contracts and Options on Futures Contracts,” each Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give a Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund’s assets. By writing a call option, a Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium that may partially offset an increase in the price of securities that a Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

OTHER CONSIDERATIONS

A Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return. To the extent that a Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of commodities or securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of commodities or securities (or the currency in which they are quoted or denominated) it intends to purchase. Each Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities, commodities or currencies, require the Fund to maintain with the Funds’ custodian in a segregated account, or to set aside or restrict in the Subadviser’s records or systems, cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between a Fund’s futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. government securities. The only futures contracts available to hedge the Funds’ portfolios are various futures on U.S. government securities, securities and commodities indices and foreign currencies. In the event of an imperfect correlation between a futures position and the portfolio position that is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

INVESTMENT POLICIES

Futures Contracts and Options on Futures Contracts —

continued

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Fund from closing out positions and limiting its losses. Position limits adopted by the CFTC may in the future limit the Funds’ ability to obtain indirect exposure to commodities through commodity futures contracts and related options or may increase the cost of such exposure.

Risks Associated with Options Transactions	There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised.

Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A Fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Subadviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Subadviser’s ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Risks Associated with Commodity Futures Contracts	There are several additional risks associated with transactions in commodity futures contracts.

STORAGE RISK

Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

REINVESTMENT RISK

In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

INVESTMENT POLICIES

Risks Associated with Commodity Futures Contracts —

continued

OTHER ECONOMIC FACTORS

The commodities that underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.

Hybrid Instruments	Harbor Commodity Real Return Strategy Fund, Harbor Unconstrained Bond Fund, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund. Each Fund, except for Harbor Commodity Real Return Strategy Fund, will not invest more than 5% of its total assets in hybrid instruments.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA. Position limits adopted by the CFTC may in the future limit the Funds’ ability to obtain indirect exposure to commodities through commodity-linked hybrid instruments or may increase the cost of such exposure.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the Investment Company Act. As a result, the Funds’ investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the Investment Company Act.

Foreign Currency Transactions	Each Fund, except Harbor High-Yield Bond Fund and Harbor Money Market Fund, may purchase securities denominated in foreign currencies. The value of investments in these securities and the value of dividends and interest earned may be significantly affected by changes in currency exchange rates. Some foreign currency values may be volatile, and there is the possibility of governmental controls on currency exchange or governmental intervention in currency markets, which could adversely affect a Fund. Foreign currency exchange transactions will be conducted either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward contracts to purchase or sell foreign currencies. Currency positions are not considered to be an investment in a foreign government for industry concentration purposes.

Each Fund may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the

INVESTMENT POLICIES

Foreign Currency Transactions —

continued

parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

Harbor Commodity Real Return Strategy Fund, Harbor Unconstrained Bond Fund, Harbor Convertible Securities Fund, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund may enter into forward foreign currency exchange contracts for non-hedging purposes, such as to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

A Fund may enter into a contract for the purchase or sale of a security denominated in a foreign currency to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss. Such loss would result from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

When a Subadviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may also enter into a forward contract to sell the amount of foreign currency for a fixed amount of dollars that approximates the value of some or all of the relevant Fund’s portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

Harbor Commodity Real Return Strategy Fund, Harbor Unconstrained Bond Fund, Harbor Convertible Securities Fund, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund may engage in cross-hedging by using foreign contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if the Fund’s Subadviser determines that there is a pattern of correlation between the two currencies. These practices may be limited by the requirements for qualification of the Fund as a regulated investment company for tax purposes. Each of Harbor Commodity Real Return Strategy Fund, Harbor Unconstrained Bond Fund, Harbor Bond Fund and Harbor Real Return Fund may also purchase and sell forward contracts for non-hedging purposes when its Subadviser anticipates that the foreign currency will appreciate or depreciate in value but that securities in that currency do not present attractive investment opportunities and are not held in the Fund’s portfolio.

When a Fund enters into foreign currency exchange contracts for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency. At the consummation of the forward contract, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract obligating it to purchase the same amount of such foreign currency at the same maturity date. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency trader who is a party to the original forward contract.

A Fund will only enter transactions in forward contracts when deemed appropriate by its Subadviser. The Funds generally will not enter into a forward contract with a term of greater than one year. Each Fund may experience delays in the settlement of its foreign currency transactions.

A Fund will place cash that is not available for investment, or liquid securities (denominated in the foreign currency subject to the forward contract), in a separate account with the Funds’ custodian or will set aside or restrict that cash in the Subadviser’s records or systems. The amounts in such separate account, or set aside or restricted, will equal the value of the Fund’s total assets that are committed to the consummation of foreign currency exchange contracts entered into as a hedge against a decline in the value of a particular foreign currency. If the value of the securities placed in the separate account declines, the Fund will place in the account, or will set aside or restrict, additional cash or securities on a daily basis so that the value of the account or amount set aside or restricted will equal the amount of the Fund’s commitments with respect to such contracts.

Using forward contracts to protect the value of a Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of a Fund’s foreign assets.

INVESTMENT POLICIES

Foreign Currency Transactions —

continued

While a Fund may enter into forward foreign currency exchange contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Certain strategies could minimize the risk of loss due to a decline in the value of the hedged foreign currency, but they could also limit any potential gain that might result from an increase in the value of the currency. Moreover, there may be imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may cause a Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

An issuer of fixed income securities purchased by Harbor Commodity Real Return Strategy Fund, Harbor Convertible Securities Fund, Harbor Emerging Markets Debt Fund, Harbor Bond Fund or Harbor Real Return Fund may be domiciled in a country other than the country in whose currency the instrument is denominated. The Fund may also invest in debt securities denominated in the European Currency Unit (“ECU”), which is a “basket” consisting of a specified amount, in the currencies of certain of the member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Fund may invest in securities denominated in other currency “baskets.”

A Fund’s activities in foreign currency contracts, currency futures contracts and related options and currency options may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company.

Investments in Other Investment Companies	Each Fund (other than the Target Retirement Funds) is permitted to invest up to 10% of its assets in securities of other investment companies and up to 5% of its assets in any one other investment company as long as that investment does not represent more than 3% of the total voting stock of the acquired investment company. There is no limit on the amount the Target Retirement Funds may own of the total outstanding voting securities of the other series of the Harbor Funds. The Target Retirement Funds, in accordance with their prospectus, may invest more than 5% of their total assets in any one or more of the Harbor Funds. The Target Retirement Funds may invest more than 10% of their total assets in other series of the Harbor Funds. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of security. These investment companies often seek to perform in a similar fashion to a broad based securities index. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level, such as portfolio management fees and operating expenses. In addition, these types of investments involve the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments. Certain types of investment companies, such as closed-end investment companies and exchange traded funds (commonly known as “ETFs”), issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. iShares and Standard & Poor’s Depositary Receipts (“SPDRs”) are forms of ETFs. Certain ETFs have received exemptive relief permitting other funds to invest in such ETFs in amounts in excess of the limits set forth above, subject to satisfaction of certain conditions by the ETF and the acquiring fund. One or more of the Funds may rely on such orders to make investments in ETFs in excess of these limits.

The Target Retirement Funds may invest in two or more series of Harbor Funds that do not make consistent investment decisions. One series may buy the same security that another series is selling. An investor in a Target Retirement Fund would indirectly bear the costs of both trades without achieving any investment purpose. Conversely, the Target Retirement Funds may invest in two or more series of Harbor Funds that hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

Swaps, Caps, Floors and Collars

Harbor Commodity Real Return Strategy Fund, Harbor Unconstrained Bond Fund, Harbor Convertible Securities Fund, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund may enter into swaps (including currency swaps, mortgage swaps, total return swaps, security or commodity index swaps, security or commodity swaps, and interest rate swaps), caps, floors, and collars for hedging purposes or to seek to increase total return. For purposes of applying the Fund’s investment policies and restrictions swap agreements are generally valued by the Funds at market value. In the case of a credit default swap, however, in applying certain of the Fund’s investment policies and restrictions the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions.

INVESTMENT POLICIES

Swaps, Caps, Floors and Collars —

continued

For example, a Fund may value credit default swaps at full notional value for purposes of the Fund’s credit quality guidelines because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Harbor Commodity Real Return Strategy Fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date. Position limits adopted by the CFTC may in the future limit Harbor Commodity Real Return Strategy Fund’s ability to obtain indirect exposure to commodities through commodity swap agreements or may increase the cost of such exposure.

These Funds may from time to time combine swaps with options. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor.

These Funds will enter into interest rate and mortgage swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate and mortgage swaps do not involve the delivery of securities, other underlying assets or principal.

Accordingly, the risk of loss with respect to interest rate and mortgage swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate or mortgage swap defaults, the Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the net amount payable by the Fund under an interest rate or mortgage swap and the entire amount of the payment stream payable by the Fund under a currency swap or an interest rate floor, cap or collar are held in a segregated account consisting of, or are set aside or restricted in the Subadviser’s records or systems relating to the Fund in the form of, cash or liquid assets, the Fund and the Subadviser believe that swaps do not constitute senior securities under the Investment Company Act and, accordingly, will not treat them as being subject to the Fund’s borrowing restriction.

Harbor Commodity Real Return Strategy Fund, Harbor Unconstrained Bond Fund, Harbor Convertible Securities Fund, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund will only enter into currency swap, interest rate swap, mortgage swap, cap or floor transactions with counterparties to such transactions that meet the minimum credit quality requirements applicable to the respective Fund generally and meets any other appropriate counterparty criteria as determined by the Fund’s Subadviser. The minimum credit quality requirements for the Harbor Commodity Real Return Strategy Fund, Harbor Unconstrained Bond Fund, Harbor Convertible Securities Fund, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund are those applicable to a Fund’s purchase of securities generally such that if the Fund is permitted to only purchase securities which are rated investment-grade (or the equivalent if unrated), the Fund could only enter into one of the above referenced transactions with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated).

Each equity Fund may enter into swap transactions for the purpose of achieving the approximate economic equivalent of a purchase or sale of foreign equity securities (to the extent the investment policies for such fund otherwise permits it to purchase foreign equity securities) when the Fund is not able

INVESTMENT POLICIES

Swaps, Caps, Floors and Collars —

continued

to purchase or sell foreign equity securities directly because of administrative or other similar restrictions, such as the need to establish an account with a local sub-custodian prior to purchase or sale, applicable to U.S. mutual funds in that local market. A swap transaction for the purpose of achieving the approximate economic equivalent of a purchase or sale of foreign equity securities means the counterparty would be obligated to pay the Fund a return based on the market price of the foreign equity security and the Fund would be obligated to pay the counterparty a return based upon a fixed or floating interest rate. As used above, “sale” means a sale to close out the purchase of a foreign equity security through a swap transaction as opposed to a short sale.

Each Fund may invest in loan originations, participations or assignments; mortgage- and asset-backed securities; options, futures contracts and options on futures contracts; foreign currency transactions; or other derivative instruments, to the extent permitted in each Fund’s prospectus or this Statement of Additional Information, notwithstanding that such securities and/or instruments may be considered swaps under the Dodd-Frank Wall Street Reform and Consumer Protection Act.

Credit Default Swaps	Harbor Commodity Real Return Strategy Fund, Harbor Unconstrained Bond Fund, Harbor Convertible Securities Fund, Harbor Emerging Markets Debt Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund and Harbor Real Return Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. As a seller, during the term of the contract, the Fund will place cash that is not available for investment or liquid securities, equal to the full notional value of the reference obligation, in a separate account with the Funds’ custodian or will set aside or restrict cash or liquid securities in the Subadviser’s records or systems relating to the Fund. Credit default swap transactions involve greater risks than if a Fund had invested in the reference obligation directly.

Investments in Wholly-Owned Subsidiary	Investments by Harbor Commodity Real Return Strategy Fund in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of the Subchapter M of the Code and recent IRS revenue rulings, as discussed below under “Tax Information.” The Subsidiary is a company organized under the laws of the Cayman Islands, and is overseen by its own board of directors. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors.

It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. Although the Fund may enter into these commodity-linked derivative instruments directly, subject to certain limitations, the Fund likely will gain exposure to these derivative instruments indirectly by investing in the Subsidiary. To the extent that the Fund’s Subadviser believes that these commodity-linked derivative instruments are better suited to provide exposure to the commodities market than commodity index-linked notes, the Fund’s investment in the Subsidiary will likely increase. The Subsidiary also will invest in inflation-indexed securities and other fixed income instruments, which are intended to serve as margin or collateral for the Subsidiary’s derivatives position. To the extent that the Fund invests in the Subsidiary, it may be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in the applicable Prospectus and this Statement of Additional Information.

While the Subsidiary may be considered similar to an investment company, it is not registered under the Investment Company Act and, unless otherwise noted in the applicable Prospectus and this Statement of Additional Information, is not subject to all of the investor protections of the Investment Company Act and other U.S. regulations. Changes in the laws of the U.S. and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the applicable Prospectus and this Statement of Additional Information and could negatively affect the Fund and its shareholders.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions	The following restrictions may not be changed with respect to any Fund without the approval of the majority of outstanding voting securities of that Fund (which, under the Investment Company Act and the rules thereunder and as used in the Prospectuses and this Statement of Additional Information, means the lesser of (1) 67% of the shares of that Fund present at a meeting if the holders of more than 50% of the outstanding shares of that Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of that Fund.) Investment restrictions that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Fund with the exception of borrowings permitted by Investment Restriction (2) listed below.

A Fund may not:

(1)	with respect to 75% (50% for each of Harbor Commodity Real Return Strategy Fund, Harbor Emerging Markets Debt Fund and Harbor Real Return Fund) of the total assets of the Fund, purchase the securities of any issuer if such purchase would cause more than 5% of the Fund’s total assets (taken at market value) to be invested in the securities of such issuer, or purchase securities of any issuer if such purchase would cause more than 10% of the total voting securities of such issuer to be held by the Fund, except obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and with respect to the Target Retirement Funds, Harbor Convertible Securities Fund and Harbor Emerging Markets Debt Fund, shares of other investment companies;

(2)

borrow money, except (a) the Fund may borrow from banks (as defined in the Investment Company Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) the Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings. Harbor Money Market Fund is not permitted to invest in reverse repurchase agreements and mortgage dollar rolls accounted for as financings;

(3)	act as underwriter of the securities issued by others, except to the extent that the purchase of securities in accordance with a Fund’s investment objective and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting;

(4)	invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. government or any of its agencies or instrumentalities). Harbor Money Market Fund may invest more than 25% of its total assets in the securities of banks and bank holding companies, including certificates of deposit and bankers’ acceptances (provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation);

(5)	issue senior securities, except as permitted under the Investment Company Act, and except that Harbor Funds may issue shares of beneficial interest in multiple series or classes;

(6)	purchase, hold or deal in real estate, although the Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities;

(7)	(except for Harbor Commodity Real Return Strategy Fund, Harbor Unconstrained Bond Fund, Harbor Convertible Securities Fund and Harbor Emerging Markets Debt Fund), invest in commodities or commodity contracts, except that a Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts that are not deemed to be prohibited commodities or commodities contracts for the purpose of this restriction. Harbor Commodity Real Return Strategy Fund, Harbor Unconstrained Bond Fund, Harbor Convertible Securities Fund and Harbor Emerging Markets Debt Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the Investment Company Act, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act; or

(8)	make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations and the entry into repurchase agreements in accordance with such Fund’s investment objectives and policies may be deemed to be loans.

Notwithstanding the investment policies and restrictions of a Fund, a Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions —

continued

For purposes of fundamental investment restriction no. 4, telephone companies are considered to be in a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be in separate industries; banks and insurance companies are deemed to be in separate industries; wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents; and privately issued mortgage-backed securities collateralized by mortgages insured or guaranteed by the U.S. government, its agencies or instrumentalities do not represent interests in any industry.

For purposes of fundamental investment restriction no. 7, the Funds interpret their policy with respect to the investment in commodities or commodity contracts to permit the Funds, subject to the Funds’ investment objectives and general investment policies (as stated in the Funds’ Prospectuses and elsewhere in this Statement of Additional Information), to invest in commodity futures contracts and options thereon, commodity-related swap agreements, hybrid instruments, and other commodity-related derivative instruments.

From time to time, a Fund may voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements, etc.) where the issuer or counterparty offers securities or instruments to holders or counterparties, such as a Fund, and the acquisition is determined to be beneficial to Fund shareholders (“Voluntary Action”). Notwithstanding any percentage investment limitation listed above or any percentage investment limitation of the Investment Company Act or rules thereunder, if a Fund has the opportunity to acquire a permitted security or instrument through a Voluntary Action, and the Fund will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, prior to the receipt of the securities or instruments and after announcement of the offering, the Fund sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired. Unless otherwise indicated, all percentage limitations on Fund investments (as stated throughout this Statement of Additional Information or in the Prospectuses) that are not (i) specifically included in the above section or (ii) imposed by the Investment Company Act, rules thereunder, the Code or related regulations (the “Elective Investment Restrictions”), will apply only at the time a transaction is entered into unless the transaction is a Voluntary Action. In addition and notwithstanding the foregoing, for purposes of this policy, certain Non-Fundamental Investment Restrictions, as noted below, are also considered Elective Investment Restrictions. The percentage limitations and absolute prohibitions with respect to Elective Investment Restrictions are not applicable to a Fund’s acquisition of securities or instruments through a Voluntary Action.

Non-Fundamental Investment Restrictions	In addition to the investment restrictions and policies mentioned above, the Trustees of Harbor Funds have voluntarily adopted the following policies and restrictions, which are observed in the conduct of the affairs of the Funds. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies because they may be changed or amended by action of the Trustees without prior notice to or approval of shareholders. Accordingly, a Fund may not:

(a)	purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with covered transactions in options, futures, options on futures and short positions. For purposes of this restriction, the posting of margin deposits or other forms of collateral in connection with swap agreements is not considered purchasing securities on margin;

(b)	make short sales of securities, except as permitted under the Investment Company Act;

(c)	invest more than 15% (5% in the case of Harbor Money Market Fund) of the Fund’s net assets in illiquid investments; or

(d)	invest in other companies for the purpose of exercising control or management.

TRUSTEES AND OFFICERS

The business and affairs of the Trust shall be managed by or under the direction of the Trustees, and they shall have all powers necessary or desirable to carry out that responsibility. The Trustees shall have full power and authority to take or refrain from taking any action and to execute any contracts and instruments that they may consider necessary or desirable in the management of the Trust. Any determination made by the Trustees in good faith as to what is in the interests of the Trust shall be conclusive. Information pertaining to the Trustees, Trustee Emeritus and Officers of Harbor Funds is set forth below. Except as noted below, the address of each Trustee and Officer is: [Name of Trustee or Officer] c/o Harbor Funds, 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302.

Name (Age) Position(s) with Fund Address	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen By Trustee	Other Directorships Of Public Companies and Other Registered Investment Companies Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
Raymond J. Ball (69) Trustee	Since 2006	Sidney Davidson Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (2000-Present); Academic Affiliate, Analysis Group (litigation consulting firm) (2000-Present); Financial Reporting Faculty Advisory Group of the Institute of Chartered Accountants in England and Wales (2008-present): Advisory Board of the Center for Accounting Research & Education at University of Notre Dame (2006-present).	28	None
Donna J. Dean (62) Trustee	Since 2010	Chief Investment Officer of the Rockefeller Foundation (a private foundation) (since 1995); Trustee of Queens University of Charlotte, North Carolina (2000-Present).	28	None
John P. Gould (75) Trustee	Since 1994	Steven G. Rothmeier Professor (1996-Present) and Distinguished Service Professor of Economics, University of Chicago Booth School of Business (1984-Present, on faculty since 1965); Trustee of Milwaukee Insurance (1997-2010); Director of Unext.com (Internet based education company) (1999-2006); and Chair of Competitive Markets Advisory Council, CME Group (derivatives and futures exchange) (2004-Present).	28	Independent Trustee of Dimensional Fund Advisors family of mutual funds (1986-Present).
Randall A. Hack (66) Trustee	Since 2010	Founder and Senior Managing Director of Capstone Capital LLC (a private investment firm) (2003-Present); Advisory Director of Berkshire Partners (a private equity firm) (2002-Present); Founder and Senior Managing Director of Nassau Capital, LLC (a private equity firm) (1995-2002) and Director of Tower Development Corporation (cell tower developer) (2009-present).	28	Director of FiberTower Corporation (2002-2011) and Director of Crown Castle International Corp. (1997-2007).
Rodger F. Smith (73) Trustee	Since 1987	Managing Director, Greenwich Associates (a research based consulting firm) (1976-Present); and Chair of Trust Advisory Committee of Tau Beta Pi Association (engineering honor society) (1985-Present).	28	None
INTERESTED TRUSTEE
David G. Van Hooser (67)* Chairman, Trustee and President	Since 2000	President (2002-Present), Director and Chairman of the Board (2000-Present), Harbor Capital Advisors, Inc.; Chief Executive Officer (2007-Present), Chief Financial Officer (2012-Present), Treasurer (2007-2012), President (2003-2007) and Director (2000-Present), Harbor Funds Distributors, Inc.; and Director (2000-Present), Harbor Services Group, Inc.	28	None
FUND OFFICERS NOT LISTED ABOVE**
Charles F. McCain (44) Chief Compliance Officer	Since 2004	Executive Vice President, General Counsel and Chief Compliance Officer (2004-Present), Harbor Capital Advisors, Inc.; Director (2007-Present) and Chief Compliance Officer (2004-Present) Harbor Services Group, Inc.; and Director, Executive Vice President and Chief Compliance Officer (2007-Present), Harbor Funds Distributors Inc.
Anmarie S. Kolinski (42) Treasurer	Since 2007	Executive Vice President and Chief Financial Officer (2007-Present), Vice President – Internal Audit (2005-2007), Harbor Capital Advisors, Inc.; Chief Financial Officer (2007-Present), Harbor Services Group, Inc., and Audit Senior Manager (2002-2005), Ernst & Young LLP.
Erik D. Ojala (39) Vice President and Secretary; AML Compliance Officer	Since 2007; Since 2010	Senior Vice President and Associate General Counsel (2007-Present) and Secretary (since 2010), Harbor Capital Advisors, Inc.
Brian L. Collins, CFA (45) Vice President	Since 2005	Executive Vice President and Chief Investment Officer (2004-Present), Harbor Capital Advisors, Inc.
Charles P. Ragusa (54) Vice President	Since 2007	Executive Vice President (2007-Present), Harbor Capital Advisors, Inc.; President (2007-Present), Harbor Services Group, Inc.; Executive Vice President and AML Compliance Officer (2007-Present), Harbor Funds Distributors, Inc.; Vice President, Mutual Fund Operations (2005-2007) Boston Financial Data Services, Inc.; and Senior Vice President (2002-2005), IXIS Asset Management Services Co.
Susan A. DeRoche (61) Assistant Secretary 33 Arch Street, 20th Floor Boston, MA 02110	Since 2006	Vice President and Compliance Director (2007-Present), Assistant Secretary (2006-Present) and Compliance Manager (2006), Harbor Capital Advisors, Inc.; Senior Vice President (2011–Present) and Secretary (2007-Present) Harbor Funds Distributors, Inc.; and Securities Specialist (1981-2006), Wilmer Cutler Pickering Hale and Dorr LLP (law firm).
Shanna J. Palmershiem (36)	Since 2013	Vice President, Senior Counsel and Senior Compliance Manager (2011-Present), Harbor Capital Advisors, Inc., Vice President and Corporate Attorney (2008-2011), The Northern Trust Company; Assistant Secretary (2011), NT Alpha Strategies Fund/NT Equity Long-Short Strategies Fund (mutual funds); Assistant Secretary (2010-2011) Harding, Loevner Funds, Inc. (mutual funds); Assistant Secretary (2008-2011), Northern Funds/Northern Institutional Funds (mutual funds).
John M. Paral ( )	Since 2013	Vice President (2012-Present) and Financial Reporting Manager (2007-2012), Harbor Capital Advisors, Inc.

[1]	Each Trustee serves for an indefinite term, until his successor is elected. Each Officer is elected annually.
*	Mr. Van Hooser is deemed an “Interested Trustee” due to his affiliation with the Adviser and Distributor of Harbor Funds.
**	Officers of the Funds are “interested persons” as defined in the Investment Company Act.

TRUSTEES AND OFFICERS

Additional Information About the Trustees	The following sets forth information about each Trustee’s (and Trustee Emeritus) specific experience, qualifications, attributes and/or skills that serve as the basis for the person’s continued service in that capacity. These encompass a variety of factors, including, but not limited to, their financial and investment experience, academic background, willingness to devote the time and attention needed to serve, and past experience as Trustees of the Trust, other investment companies, operating companies or other types of entities. No one factor is controlling, either with respect to the group or any individual. As discussed further below, the evaluation of the qualities and ultimate selection of persons to serve as Independent Trustees is the responsibility of the Trust’s Nominating Committee, consisting solely of Independent Trustees. The inclusion of a particular factor below does not constitute an assertion by the Board of Trustees or any individual Trustee that a Trustee has any special expertise that would impose any greater responsibility or liability on such Trustee than would exist otherwise.

Raymond J. Ball. Mr. Ball is the Sidney Davidson Distinguished Service Professor of Accounting at the University of Chicago Booth School of Business, and a frequent lecturer and researcher on accounting, financial market and related business matters. Mr. Ball joined the University of Chicago Business School’s faculty in 2000 from the William E. Simon Graduate School of Business at the University of Rochester, where he served as the Wesray Professor in Business Administration. Mr. Ball’s teaching and research has a particular focus on corporate disclosure, earnings and stock prices, international accounting and finance, market efficiency and investment strategies. Mr. Ball is Coordinating Editor of the Journal of Accounting Research and a member of the Editorial Board of the European Accounting Review, and serves on the Advisory Group for the Financial Reporting Faculty of the Institute of Chartered Accountants in England and Wales. He is a Fellow and CPA of the Australian Society of Certified Practising Accountants and a Fellow of the Financial Services Institute of Australia. From time to time, he serves as an expert witness and litigation consultant with respect to accounting, economic and financial market issues. Mr. Ball has served on the Financial Accounting Standards Advisory Council of the Financial Accounting Standards Board and the Shadow Financial Regulation Committee. Mr. Ball is the Board’s “audit committee financial expert” and Chairman of the Audit Committee and has served as a Trustee since his appointment by the Board in February, 2006.

Donna J. Dean. Ms. Dean serves as the Chief Investment Officer of the Rockefeller Foundation. The Rockefeller Foundation is a philanthropic organization established by the Rockefeller family in 1913 to promote the well-being of humanity. The Rockefeller Foundation supports this mission by funding a portfolio of initiatives that are intended to revalue ecosystems, advance health, secure livelihoods and transform cities. As Chief Investment Officer, Ms. Dean is responsible for leading a team of investment professionals in managing the Rockefeller Foundation’s endowment. Ms. Dean is responsible for establishing strategy for the endowment’s investment program, including diversifying the endowment’s portfolio of investments across a range of asset classes, including public and private equities, fixed income, emerging markets, real assets (such as resources and real estate), hedge funds and distressed debt. Prior to joining the Rockefeller Foundation in 1995, Ms. Dean spent seven years at Yale University, where she served as Director of Investments, with responsibility for real estate as well as oversight of the New Haven Initiative community investment program. She also serves on the Board of Trustees and Chairs the Investment Committee of Queens University of Charlotte, North Carolina. She also is a member of the Pension Advisory Committee of the New York Stock Exchange. Ms. Dean has significant investment experience and has served as a Trustee since 2010.

John P. Gould. Mr. Gould is a Professor of Economics at the University of Chicago Booth School of Business and as such is knowledgeable with respect to financial and business matters. He has served as a Trustee since 1994, and he also has additional investment company board experience from his service as a trustee of the Dimensional Fund Advisors family of mutual funds since 1986. He also served on the boards of the First Prairie family of funds from 1985 to 1996 and then on the successor Pegasus Funds board from 1996 to 1999, serving as chairman of the Pegasus Funds board from 1997 to 1999.

Randall A. Hack. Mr. Hack is the Senior Managing Director and Founder of Capstone Capital LLC. Capstone Capital holds investments in private companies, with a special focus on the telecommunications and health care industries. He has served as an Advisory Director of Berkshire Partners, a private equity firm, since 2002. In that capacity he assists Berkshire Partners in identifying and assessing private companies in which to invest, participates in those investments through Capstone Capital, and serves on the boards of selected Berkshire Partners portfolio companies. In 1995, Mr. Hack founded Nassau Capital, LLC, a private investment firm that invested in privately held companies and assets solely on behalf of Princeton University’s endowment and Nassau Capital’s principals. Nassau Capital, which grew to manage approximately $2.5 billion in assets at the peak of its investment program, focused its investments in alternative asset classes such as venture capital, leveraged buy-outs, real estate, timber and energy. From 1990 to 1994, Mr. Hack served as the President of The Princeton University Investment Company, which oversees the management of Princeton University’s endowment. In that

TRUSTEES AND OFFICERS

Additional Information About the Trustees —

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role, Mr. Hack led a team of investment professionals who devised and implemented a series of global investment initiatives in areas such as domestic and international equities, hedge funds, real estate, oil and gas holdings and other private market asset classes. He currently serves on the board of Tower Development Corporation, a private company, and on the boards of several non-profit organizations. Mr. Hack previously served on the boards of FiberTower Corporation and Crown Castle International Corp. Mr. Hack has served as a Trustee since his appointment in August of 2010.

Rodger F. Smith. Mr. Smith is Managing Director of Greenwich Associates, a research-based consulting firm. His focus is on the investment management industry, investment managers and, in particular, industry trends with respect to investment management. As such, he has significant experience in the investment management area. Mr. Smith serves as the Lead Independent Trustee for the Board and has served as a Trustee since 1987.

David G. Van Hooser. Mr. Van Hooser is President, Director and Chairman of the Board of the Trust and of the Adviser, and as such has substantial experience with respect to operating mutual funds and selecting money managers. He had previously served in a variety of positions at Owens-Illinois, Inc., including Senior Vice President, Chief Financial Officer and Treasurer. During his time with Owens-Illinois, he was involved in multiple equity and debt offerings and was directly responsible for, or participated in, numerous acquisitions and divestitures in developed and emerging markets. He has served as a Trustee since 2000.

Board Leadership Structure	As indicated above, the business and affairs of the Trust shall be managed by or under the direction of the Trustees. The Trustees have delegated day-to-day management of the affairs of the Trust to the Adviser, subject to the Trustees’ oversight. The Board of Trustees is currently comprised of six Trustees, five of whom are Independent Trustees. In addition, a former Independent Trustee serves as Trustee Emeritus. All Independent Trustees (and the Trustee Emeritus) serve on the audit committee and nominating committee, as discussed below. In Mr. Colhoun’s role as Trustee Emeritus, he participates in Board and Committee meetings but does not vote on matters presented to the Board and Committees. The Chairman of the Board of Trustees is an Interested Trustee.

In connection with the recent increase in the number of Trustees, the Independent Trustees determined that it was appropriate to appoint a Lead Independent Trustee to facilitate communication among the Independent Trustees and with management. Accordingly, the Independent Trustees have appointed Mr. Smith to serve as Lead Independent Trustee. Among other responsibilities, the Lead Independent Trustee coordinates with management and the other Independent Trustees regarding review of agendas for Board meetings; serves as chair of meetings of the Independent Trustees; and, in consultation with the other Independent Trustees and as requested or appropriate, communicates with management, counsel, third party service providers and others on behalf of the Independent Trustees.

The Trustees believe that this leadership structure is appropriate given, among other things, the size and number of funds offered by the Trust; the size and committee structure of the Board of Trustees; management’s accessibility to the Independent Trustees, both individually and collectively through the Lead Independent Trustee; and the active and engaged role played by each Trustee with respect to oversight responsibilities.

Board Committees	Ms. Dean and Messrs. Ball, Gould, Hack and Smith serve on the audit committee and the nominating committee. The functions of the audit committee include recommending an independent registered public accounting firm to the Trustees, monitoring the independent registered public accounting firms’ performance, reviewing the results of audits and responding to certain other matters deemed appropriate by the Trustees. The Nominating Committee is responsible for the selection and nomination of candidates to serve as Independent Trustees. The Nominating Committee will also consider nominees recommended by shareholders to serve as Trustees provided that shareholders submit such recommendations in writing to Harbor Funds Nominating Committee, c/o Harbor Funds, 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302 within a reasonable time before any meeting. The Valuation Committee is comprised of David G. Van Hooser, Charles F. McCain, Brian L. Collins, Anmarie S. Kolinski, Erik D. Ojala, Linda M. Molenda, Shanna Palmersheim and John M. Paral. The functions of the Valuation Committee include evaluating the liquidity of certain portfolio securities and determining the fair value of portfolio securities when necessary. The Proxy Voting Committee is discussed later in this Statement of Additional Information under the heading “Proxy Voting.”

During the most recently completed fiscal year for Harbor Funds, the Board of Trustees held [8] meetings, the Valuation Committee held [179] meetings, the Audit Committee held [3] meetings and the Nominating Committee held no meetings. All of the current Trustees and Audit and Nominating Committee members then serving attended 100% of the meetings of the Board of Trustees and applicable committees, if any, held during Harbor Funds’ most recently completed fiscal year. The Board of Trustees does not have a compensation committee. The Proxy Voting Committee was established as a committee of the Trust in November 2011.

Risk Oversight	The Board considers its role with respect to risk management to be one of oversight rather than active management. The Trust faces a number of types of risks, including investment risk, legal and compliance

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risk, operational risk (including business continuity risk), reputational and business risk. The Board recognizes that not all risks potentially affecting the Trust can be identified in advance, and that it may not be possible or practicable to eliminate certain identifiable risks. As part of the Trustees’ oversight responsibilities, the Trustees generally oversee the Funds’ risk management policies and processes, as these are formulated and implemented by the Trust’s management. These policies and processes seek to identify relevant risks and, where practicable, lessen the possibility of their occurrence and/or mitigate the impact of such risks if they were to occur. Various parties, including management of the Trust, the Trust’s independent registered public accountants and other service providers provide regular reports to the Board on various operations of the Trust and related risks and their management. In particular, the Funds’ Chief Compliance Officer regularly reports to the Trustees with respect to legal and compliance risk management, the Chief Financial Officer reports on financial operations, and a variety of other management personnel report on other risk management areas, including the operations of certain affiliated and unaffiliated service providers to the Trust. The audit committee maintains an open and active communication channel with both the Trust’s personnel and its independent auditor, largely, but not exclusively, through its chair.

Trustee Compensation For the fiscal year ended October 31, 2013	Name of Person, Position	Aggregate Compensation From Harbor Funds	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Total Compensation From Harbor Funds Paid to Trustees
	Raymond J. Ball, Trustee*	$[ ]	-0-	$[ ]
	Donna J. Dean, Trustee	$[ ]	-0-	$[ ]
	John P. Gould, Trustee	$[ ]	-0-	$[ ]
	Randall A. Hack, Trustee	$[ ]	-0-	$[ ]
	Rodger F. Smith, Trustee**	$[ ]	-0-	$[ ]
	David G. Van Hooser, Chairman, President and Trustee	$[ ]	-0-	$[ ]
	Howard P. Colhoun, Trustee Emeritus***	$[ ]	-0-	$[ ]

*	In consideration of his service as chairman of the Trust’s Audit Committee, Mr. Ball received $[10,000] in addition to the compensation payable to each other Independent Trustee. During the fiscal year ended October 31, 2013, Mr. Ball elected to defer all of his compensation, except that attributable to Harbor Money Market Fund, pursuant to the Harbor Funds Deferred Compensation Plan for Independent Trustees. As of October 31, 2013, the total value of Mr. Ball’s account under that plan was $[ ].
**	In consideration of his service as Lead Independent Trustee, Mr. Smith received $[40,000] in addition to the compensation payable to each other Independent Trustee for the fiscal year ended October 31, 2013.
***	Mr. Colhoun served as Trustee Emeritus for a term expiring December 31, 2013. Mr. Colhoun served as a Trustee for Harbor Funds from its inception in 1986 until December 31, 2010 and has served as a Trustee Emeritus since January 1, 2011. Mr. Colhoun received compensation for his service as Trustee Emeritus equal to that payable to each Independent Trustee. Mr. Colhoun attended all of the meetings of the Board and applicable Committees during the most recently completed fiscal year.

TRUSTEES AND OFFICERS

Trustee Ownership of Fund Shares

(All ownership is in the Institutional Class shares)

As of December 31, 2013, the Trustees and Officers of Harbor Funds as a group owned [ ]%, [ ]%, [ ]%, [ ]% and [ ]% of the outstanding shares of beneficial interest of Harbor Global Growth Fund, Harbor Global Value Fund, Harbor Unconstrained Bond Fund, Harbor Emerging Markets Debt Fund and Harbor Money Market Fund, respectively and less than 1% of the outstanding shares of beneficial interest of each of the other Funds. As of December 31, 2013, Harbor Small Cap Growth Opportunities Fund had not commended operations, and the Trustees and Officers of Harbor Funds did not own any shares of the Fund.

The equity securities beneficially owned by the Trustees and Trustee Emeritus as of December 31, 2013 are as follows:

Name of Trustee	Dollar Range of Ownership in Each Fund**	Aggregate Dollar Range of Ownership in Harbor Funds
INDEPENDENT TRUSTEES
Raymond J. Ball*	Harbor Mid Cap Growth Fund	Over $100,000
Harbor Large Cap Value Fund
Harbor Small Cap Value Fund
Harbor Emerging Markets Debt Fund
Harbor High-Yield Bond Fund
Donna J. Dean	Harbor Capital Appreciation Fund	Over $100,000
Harbor Large Cap Value Fund
Harbor International Fund
Harbor Convertible Securities Fund
Harbor Emerging Markets Debt Fund
Harbor Bond Fund
Harbor Real Return Fund
John P. Gould	Harbor Capital Appreciation Fund	Over $100,000
Harbor Small Cap Growth Fund
Harbor Large Cap Value Fund
Harbor Small Cap Value Fund
Harbor International Fund
Harbor Bond Fund
Harbor Money Market Fund
Randall A. Hack	Harbor International Fund	Over $100,000
Harbor Emerging Markets Debt Fund
Harbor High-Yield Bond Fund
Rodger F. Smith	Harbor Capital Appreciation Fund	Over $100,000
Harbor Mid Cap Growth Fund
Harbor Small Cap Growth Fund
Harbor Large Cap Value Fund
Harbor Small Cap Value Fund
Harbor International Fund
Harbor International Growth Fund
Harbor High-Yield Bond Fund
Harbor Money Market Fund
INTERESTED TRUSTEE
David G. Van Hooser	Harbor Capital Appreciation Fund	Over $100,000
Harbor Mid Cap Growth Fund
Harbor Small Cap Growth Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Value Fund
Harbor Small Cap Value Fund
Harbor International Fund
Harbor International Growth Fund
Harbor Global Value Fund
Harbor Global Growth Fund
Harbor Commodity Real Return Strategy Fund
Harbor Unconstrained Bond Fund
Harbor Convertible Securities Fund
Harbor Emerging Markets Debt Fund
Harbor High-Yield Bond Fund
Harbor Bond Fund
Harbor Real Return Fund
Harbor Money Market Fund

*	Under the Harbor Funds Deferred Compensation Plan for Independent Trustees, a participating Trustee may elect to defer his or her trustee fees. Any such deferred fees are maintained in a deferral account that is credited with income and gains and charged with losses as though the amount deferred was invested in shares of one or more Funds selected by the participating Trustee. The dollar ranges shown for Harbor Mid Cap Growth Fund, Harbor Large Cap Value Fund, Harbor Small Cap Value Fund, Harbor Emerging Markets Debt Fund and Harbor High-Yield Bond Fund for Mr. Ball represent the value of the shares of each fund that correspond to the value of Mr. Ball’s deferral account under the Harbor Funds Deferred Compensation Plan for Independent Trustees that has been deemed to be invested in each of those five funds.
**	The Target Retirement Funds are offered exclusively to retirement plans sponsored by Owens-Illinois, Inc. and the Adviser.

TRUSTEES AND OFFICERS

Material Relationships of the Independent Trustees	For purposes of the discussion below, the italicized terms have the following meanings:

•	the immediate family members of any person are their spouse, children in the person’s household (including step and adoptive children) and any dependent of the person.

•

an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person. For example, the Robeco Groep, N.V. (“Robeco”) is an entity that is in a control relationship with the Adviser.

•

a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act, in each case for which the Adviser or any of its affiliates acts as investment adviser or for which Harbor Funds Distributors, Inc. (the “Distributor”) or any of its affiliates acts as principal underwriter. For example, the related funds of Harbor Funds include all of the Funds in the Harbor family and any other U.S. and non-U.S. funds managed by the Adviser’s affiliates.

[As of December 31, 2013, none of the Independent Trustees, nor any member of their immediate family, beneficially own any securities issued by the Adviser, Robeco or any other entity in a control relationship to the Adviser or the Distributor. During the calendar years 2012 and 2013, none of the Independent Trustees, nor any member of their immediate family, had any direct or indirect interest (the value of which exceeds $120,000), whether by contract, arrangement or otherwise, in the Adviser, Robeco, or any other entity in a control relationship to the Adviser or the Distributor. During the calendar years 2012 and 2013, none of the Independent Trustees, nor any member of their immediate family, had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $120,000 and to which any of the following were a party (each a “fund-related party”):

•	a Harbor Fund;

•	an officer of Harbor Funds;

•	a related fund;

•	an officer of any related fund;

•	the Adviser;

•	the Distributor;

•	an officer of the Adviser or the Distributor;

•	any affiliate of the Adviser or the Distributor; or

•	an officer of any such affiliate.

During the calendar years 2012 and 2013, none of the Independent Trustees, nor any member of their immediate families, had any relationship exceeding $120,000 in value with any Fund-related party, including, but not limited to, relationships arising out of (i) payments for property and services, (ii) the provision of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate) or (iv) the provision of consulting services, except for Rodger F. Smith, an Independent Trustee, who is a Managing Director of Greenwich Associates, a firm that provides research-based consulting services to firms in the financial services industry. These research-based consulting services include the provision of industry reports that are available by subscription or individual purchase and may also include the interpretation of the industry data contained in the reports for particular firms. During the calendar years 2012 and 2014, Greenwich Associates billed the following entities for research-based consulting services it provided to:

(a)	Entities in a control relationship with Robeco for approximately $[ ] and $[ ], respectively;

(b)	Jennison Associates LLC (“Jennison”), subadviser to Harbor Capital Appreciation Fund, for approximately $[ ]and $[ ], respectively, and entities in a control relationship with Jennison for approximately $[ ] and $[ ], respectively;

(c)	Wellington Management Company, LLP, subadviser to Harbor Mid Cap Growth Fund, for approximately $[ ] and $[ ], respectively;

(d)	Pacific Investment Management Company LLC (“PIMCO”), subadviser to Harbor Commodity Real Return Strategy Fund, Harbor Unconstrained Bond Fund, Harbor Bond Fund and Harbor Real Return Fund, for approximately $[ ]and $[ ], respectively, and entities in a control relationship with PIMCO for approximately $[ ]and $[ ], respectively; and

(e)	Entities in a control relationship with Fischer Francis Trees & Watts, Inc. (“FFTW”), subadviser to Harbor Money Market Fund, for approximately $[ ] and $[ ], respectively.

The services identified above were not related to the Adviser or Harbor Funds. Mr. Smith was not personally involved in any of the services delivered to any of the entities described above except one

TRUSTEES AND OFFICERS

Material Relationships of the Independent Trustees —

continued

entity in a control relationship with Jennison. As a Managing Director of Greenwich Associates, however, Mr. Smith may be considered to benefit indirectly from all of the relationships of his firm listed above through his interest in the profits of Greenwich Associates.

During the calendar years 2012 and 2013, none of the Independent Trustees, nor any member of their immediate family, serves as a member of a board of directors on which an officer of any of the following entities also serves as a director:

•	the Adviser;

•	the Distributor;

•	Robeco; or

•	any other entity in a control relationship with the Adviser or the Distributor.

During the calendar years 2012 and 2013, no immediate family member of any of the Independent Trustees, had any position, including as an officer, employee or director, with any Harbor Funds. During the calendar years 2012 and 2013, none of the Independent Trustees, nor any member of their immediate family, had any position, including as an officer, employee, director or partner, with any of:

•	any related fund;

•	the Adviser

•	the Distributor;

•	any affiliated person of Harbor Funds;

•	Robeco; or

•	any other entity in a control relationship to Harbor Funds.

THE ADVISER AND SUBADVISERS

The Adviser	Harbor Capital Advisors, Inc., a Delaware corporation, is the investment adviser (the “Adviser”) for each Fund. The Adviser is responsible for managing each Fund’s assets or overseeing the management of each Fund by one or more Subadvisers. Harbor Funds, on behalf of each Fund, has entered into separate investment advisory agreements (each, an “Investment Advisory Agreement”), each of which provides that the Adviser shall provide the Fund with investment research, advice and supervision and will furnish continuously an investment program for the Fund consistent with the investment objectives and policies of the Fund. The Adviser is responsible for the payment of the salaries and expenses of all personnel of Harbor Funds except the fees and expenses of Trustees not affiliated with the Adviser or a Subadviser, office rent and the expenses of providing investment advisory, research and statistical facilities and related clerical expenses.

The Adviser is an indirect, wholly-owned subsidiary of Robeco. As of July 1, 2013, ORIX Corporation (“ORIX”) owns 90% plus one share of Robeco and Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. (“Rabobank”) owns 10% less one share of Robeco. Robeco is headquartered in Rotterdam, The Netherlands.

Robeco is active in various areas of investment management. It currently provides investment management services to a large number of segregated accounts and a range of institutional funds as well as to a variety of retail mutual funds, most of which are listed on the major European stock exchanges. Robeco operates primarily outside of the U.S., although it currently holds full ownership interests in three other U.S. investment advisers, not including the Adviser. These other U.S. investment advisers serve as investment advisers to several private investment funds, U.S. registered mutual funds and separate accounts.

THE ADVISER AND SUBADVISERS

Advisory Fees	For its services, each Fund (except for the Target Retirement Funds) pays the Adviser an advisory fee, which is a stated percentage of the Fund’s average annual net assets. The table below sets forth for each Fund (except for the Target Retirement Funds) the advisory fee rate, the fees paid to the adviser for the past three fiscal years and the effect of any expense limitation in effect for the past three fiscal years that reduced the advisory fee paid. Because the Adviser serves as the investment adviser for each Fund, the Target Retirement Funds benefit from the investment advisory services provided to the underlying Harbor Funds and, as shareholders of those Funds, indirectly bear a proportionate share of those Funds’ advisory expenses. The Target Retirement Funds do not separately pay the Adviser an advisory fee.

	Current Advisory Fee % of Average Annual Net Assets		Advisory Fee Paid for Year Ended October 31
			(000s)
			2013			2012			2011
DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund	0.60%		$	[	]	$	[	]	$	[	]
(Credit due to fee waiver/expense limitation)	—			[	]		[	]		[	]
Harbor Mid Cap Growth Fund	0.75%			[	]		[	]		[	]
Harbor Small Cap Growth Fund	0.75%			[	]		[	]		[	]
Harbor Small Cap Growth Opportunities Fund[a]	[	]%		N/A			N/A			N/A
Harbor Large Cap Value Fund	0.60%			[	]		[	]		[	]
Harbor Mid Cap Value Fund	0.75%			[	]		[	]		[	]
Harbor Small Cap Value Fund	0.75%			[	]		[	]		[	]
INTERNATIONAL AND GLOBAL EQUITY FUNDS
Harbor International Fund	0.75%/0	.65%*	$	[	]	$	[	]	$	[	]
(Credit due to fee waiver/expense limitation)	—			[	]		[	]		[	]
Harbor International Growth Fund	0.75%			[	]		[	]		[	]
Harbor Global Value Fund	0.85%			[	]		[	]		[	]
(Credit due to fee waiver/expense limitation)	—			[	]		[	]		[	]
Harbor Global Growth Fund	0.85%			[	]		[	]		[	]
(Credit due to fee waiver/expense limitation)	—			[	]		[	]		[	]
Harbor Emerging Markets Equity Fund[b]	0.95%			[	]		[	]		[	]
STRATEGIC MARKETS FUNDS
Harbor Commodity Real Return Strategy Fund[1]	0.81%[b]		$	[	]	$	[	]	$	[	]
Harbor Unconstrained Bond Fund[c]	0.85%			[	]		[	]		[	]
FIXED INCOME FUNDS
Harbor Convertible Securities Fund[d]	0.65%		$	[	]	$	[	]	$	[	]
Harbor Emerging Markets Debt Fund[e]	0.85%			[	]		[	]		[	]
Harbor High-Yield Bond Fund	0.60%			[	]		[	]		[	]
(Credit due to fee waiver/expense limitation)	—			[	]		[	]		[	]
Harbor Bond Fund	0.48%			[	]		[	]		[	]
(Credit due to fee waiver/expense limitation)	—			[	]		[	]		[	]
Harbor Real Return Fund	0.48%			[	]		[	]		[	]
Harbor Money Market Fund	0.20%			[	]		[	]		[	]
(Credit due to fee waiver/expense limitation)	—			[	]		[	]		[	]

*	0.75% on the first $12 billion and 0.65% thereafter.
[a]	Commenced operations on February 1, 2014.
[b]	Commenced operations on November 1, 2013.
[c]	Advisory fee reduced from 0.86% to 0.81% effective March 1, 2013.
[d]	Commenced operations on April 1, 2010.
[e]	Commenced operations on May 1, 2011.
[1]

The Adviser has contractually agreed to waive the advisory fee it receives from Harbor Commodity Real Return Strategy Fund in an amount equal to the advisory fee paid to the Adviser by the Subsidiary, which cannot be recouped.

The Subadvisers	The Adviser has engaged the services of several subadvisers (each, a “Subadviser”) to assist with the portfolio management of the Funds (except the Target Retirement Funds).

The Adviser pays each Subadviser out of its own resources; the Funds have no obligation to pay the Subadvisers. Each Subadviser has entered into a subadvisory agreement (each, a “Subadvisory Contract”) with the Adviser and Harbor Funds, on behalf of each Fund (except the Target Retirement Funds). The Adviser has contractually agreed to waive the advisory fee it receives from Harbor Commodity Real Return Strategy Fund in an amount equal to the advisory fee paid to the Adviser by the Subsidiary, which cannot be recouped. Each Subadviser is responsible to provide the Fund with advice concerning the investment management of the Fund’s portfolio, which advice shall be consistent with the investment objectives and policies of the Fund. The Subadviser determines what securities shall be purchased, sold or held for the Fund and what portion of the Fund’s assets are held uninvested. Each Subadviser is responsible to bear its own costs of providing services to the respective Fund. Each Subadviser’s subadvisory fee rate is based on a stated percentage of the Fund’s average annual net assets.

THE ADVISER AND SUBADVISERS

The Subadvisers —

continued

Harbor Capital Appreciation Fund. The Fund is subadvised by Jennison Associates LLC (“Jennison”). Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc.

Harbor Mid Cap Growth Fund. The Fund is subadvised by Wellington Management Company, LLP (“Wellington Management”). Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.

Harbor Small Cap Growth Fund. The Fund is subadvised by Westfield Capital Management Company, L.P. (“Westfield”). Westfield is 100% employee owned. The day-to-day management and strategic decisions of Westfield are controlled by William A. Muggia (President, Chief Investment Officer, Chief Executive Officer, Portfolio Manager and a Partner of Westfield) and other members of its senior management team.

Harbor Small Cap Growth Opportunities Fund. The Fund is subadvised by Elk Creek Partners, LLC (“Elk Creek”). Elk Creek is 100% employee owned. The day-to-day management and strategic decisions of Elk Creek are controlled by the members of its senior management team.

Harbor Large Cap Value Fund. The Fund is subadvised by Aristotle Capital Management, LLC (“Aristotle”). Aristotle was founded in 1959 through predecessor entities. Aristotle is a limited liability company majority owned by its employees.

Harbor Mid Cap Value Fund. The Fund is subadvised by LSV Asset Management (“LSV”). The Subadviser is ultimately controlled by the employees and management team of LSV.

Harbor Small Cap Value Fund. The Fund is subadvised by EARNEST Partners LLC (“EARNEST Partners”). The Subadviser is controlled by Paul Viera, who is an employee of EARNEST Partners.

Harbor International Fund. The Fund is subadvised by Northern Cross, LLC (“Northern Cross”). Northern Cross is controlled by Howard Appleby, Jean-Francois Ducrest, James LaTorre and Edward E. Wendell, Jr., each an employee of Northern Cross.

Harbor International Growth Fund. The Fund is subadvised by Baillie Gifford Overseas Limited (“Baillie Gifford”). Baillie Gifford, a registered company incorporated in Scotland, is located at Calton Square, 1 Greenside Row, Edinburgh, Scotland. Baillie Gifford was organized in 1983, and had approximately $86 billion in assets under management as of March 31, 2013. Baillie Gifford is a wholly owned subsidiary of Baillie Gifford & Co., which is a partnership controlled by its full-time working partners. Baillie Gifford & Co. had approximately $142 billion in assets under management as of March 31, 2013, including the assets managed by Baillie Gifford. Baillie Gifford and Baillie Gifford & Co. are authorized and regulated in the United Kingdom by the Financial Conduct Authority.

Harbor Global Value Fund. The Fund is subadvised by Causeway Capital Management LLC (“Causeway”). Causeway was founded in 2001 as a Delaware limited liability company. As of January 1, 2013, Causeway is 100% employee-owned. The controlling owners of Causeway are its founders, Sarah Ketterer, chief executive officer and portfolio manager, and Harry Hartford, president and portfolio manager. Each owns (through his or her living trust) more than 25% of the voting equity of Causeway. The remainder of Causeway is owned by 16 employees, 11 of whom are investment professionals, each holding less than 5% of the voting equity of Causeway.

Harbor Global Growth Fund. The Fund is subadvised by Marsico Capital Management, LLC (“Marsico”). Marsico is an independent, registered investment adviser. Marsico was organized in September 1997 as a Delaware limited liability company and provides investment management services to mutual funds and private accounts. Marsico is an indirect subsidiary of Marsico Group, LLC, a Delaware limited liability company.

Harbor Emerging Markets Equity Fund. The Fund is subadvised by Oaktree Capital Management, L.P. (“Oaktree). Oaktree is a leading global investment management firm focused on alternative markets. The firm emphasizes an opportunistic, value-oriented and risk-controlled approach to investments in emerging markets equities. Oaktree was founded in 1995 by a group of principals who have worked together since the mid-1980s. Headquartered in Los Angeles, California, the firm has over 750 employees and offices in 13 cities worldwide. Oaktree is indirectly controlled by Oaktree Capital Group, LLC (“OCG”), a publicly traded company listed on the New York Stock Exchange under the ticker symbol “OAK.” OCG is indirectly controlled by Oaktree’s Principals, Howard Marks, Bruce Karsh, John Frank, David Kirchheimer, Kevin Clayton, Steve Kaplan, Larry Keele and Sheldon Stone.

Harbor Convertible Securities Fund and Harbor High-Yield Bond Fund. The Fund is subadvised by Shenkman Capital Management, Inc. (“Shenkman Capital”). The Subadviser is controlled by Mark R. Shenkman, who is an employee of Shenkman Capital.

THE ADVISER AND SUBADVISERS

Harbor Commodity Real Return Strategy Fund, Harbor Unconstrained Bond Fund, Harbor Bond Fund and Harbor Real Return Fund. The Funds are subadvised by Pacific Investment Management Company LLC (“PIMCO”). PIMCO is a majority owned subsidiary of Allianz Asset Management with minority interests held by PIMCO Partners, LLC, a California limited liability company, and certain officers of PIMCO. Prior to December 31, 2011, Allianz Asset Management was named Allianz Global Investors of America L.P. PIMCO Partners, LLC is owned by current and former officers of PIMCO. Through various holding company structures, Allianz Asset Management is wholly owned by Allianz SE.

Harbor Emerging Markets Debt Fund. The Fund is subadvised by Stone Harbor Investment Partners LP (“Stone Harbor”). Stone Harbor is 100% employee owned.

Harbor Money Market Fund. The Fund is subadvised by Fischer Francis Trees & Watts, Inc. (“FFTW”). The Subadviser is directly wholly-owned by its parent company, BNP Paribas Investment Partners USA Holdings Inc., which in turn is indirectly wholly-owned by BNP Paribas SA, a publicly owned banking corporation organized in the Republic of France.

Subadvisory Fees	The fees paid by the Adviser to the Subadviser for the past three years are set forth in the table below.

Fee Paid by the Adviser to Subadviser For Year Ended October 31
(000s)
	2013			2012			2011
DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund	$	[	]	$	[	]	$	[	]
Harbor Mid Cap Growth Fund		[	]		[	]		[	]
Harbor Small Cap Growth Fund		[	]		[	]		[	]
Harbor Small Cap Growth Opportunities Fund[a]		N/A			N/A			N/A
Harbor Large Cap Value Fund		[	]		[	]		[	]
Harbor Mid Cap Value Fund		[	]		[	]		[	]
Harbor Small Cap Value Fund		[	]		[	]		[	]
INTERNATIONAL AND GLOBAL EQUITY FUNDS
Harbor International Fund	$	[	]	$	[	]		[	]
Harbor International Growth Fund		[	]		[	]		[	]
Harbor Global Value Fund		[	]		[	]		N/A
Harbor Global Growth Fund		[	]		[	]		[	]
Harbor Emerging Markets Equity Fund[b]		[	]		[	]		[	]
STRATEGIC MARKETS FUNDS
Harbor Commodity Real Return Strategy Fund	$	[	]	$	[	]	$	[	]
Harbor Unconstrained Bond Fund[c]		[	]		[	]		[	]
FIXED INCOME FUNDS
Harbor Convertible Securities Fund[d]	$	[	]	$	[	]		N/A
Harbor Emerging Markets Debt Fund[d]		[	]		[	]		N/A
Harbor High-Yield Bond Fund		[	]		[	]	$	[	]
Harbor Bond Fund		[	]		[	]		[	]
Harbor Real Return Fund		[	]		[	]		[	]
Harbor Money Market Fund		[	]		[	]		[	]

[a]	Commenced operations February 1, 2014.
[b]	Commenced operations November 1, 2013.
[c]	Commenced operations April 1, 2010.
[d]	Commenced operations May 1, 2011.

THE PORTFOLIO MANAGERS

Other Accounts Managed	The portfolio managers who are primarily responsible for the day-to-day management of the Funds also manage other registered investment companies, other pooled investment vehicles and/or other accounts, (collectively, the “Portfolios”) as indicated below. The following table identifies, as of October 31, 2013: (i) the number of other registered investment companies, pooled investment vehicles and other accounts managed by the portfolio manager(s) of each Fund; (ii) the total assets of such companies, vehicles and accounts, and (iii) the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

	Other Registered Investment Companies					Other Pooled Investment Vehicles					Other Accounts
	# of Accounts		Total Assets (in millions)			# of Accounts		Total Assets (in millions)			# of Accounts		Total Assets (in millions)
HARBOR CAPITAL APPRECIATION FUND
Spiros Segalas
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Kathleen A. McCarragher
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
* The portfolio manager only manages a portion of the account(s) subject to a performance fee. The market value shown reflects the portion of the account(s) managed by the portfolio manager.
HARBOR MID CAP GROWTH FUND
Michael T. Carmen
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Stephen Mortimer
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Mario E. Abularach
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
HARBOR SMALL CAP GROWTH FUND
William Muggia
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Ethan Meyers, CFA
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
John Montgomery
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Bruce Jacobs, CFA
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Hamlen Thompson
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
HARBOR SMALL CAP GROWTH OPPORTUNITIES FUND
Cam Philpott, CFA
All Accounts	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Accounts where advisory fee is based on account performance (subset of above)	[	]		[	]	[	]		[	]	[	]		[	]
Lance Marx, CFA
All Accounts	[	]		[	]	[	]		[	]	[	]		[	]
Accounts where advisory fee is based on account performance (subset of above)	[	]		[	]	[	]		[	]	[	]		[	]
David Hand, CFA
All Accounts	[	]		[	]	[	]		[	]	[	]		[	]
Accounts where advisory fee is based on account performance (subset of above)	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Hiren Patel, Ph.D.
All Accounts	[	]		[	]	[	]		[	]	[	]		[	]
Accounts where advisory fee is based on account performance (subset of above)	[	]		[	]	[	]		[	]	[	]		[	]
Sean McGinnis, CFA
All Accounts	[	]		[	]	[	]		[	]	[	]		[	]
Accounts where advisory fee is based on account performance (subset of above)	[	]		[	]	[	]		[	]	[	]		[	]

THE PORTFOLIO MANAGERS

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
HARBOR LARGE CAP VALUE FUND
Howard Gleicher, CFA
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
HARBOR MID CAP VALUE FUND
Josef Lakonishok
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Menno Vermeulen
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Puneet Mansharamani, CFA
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
HARBOR SMALL CAP VALUE FUND
Paul Viera
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
HARBOR INTERNATIONAL FUND
Howard Appleby, CFA
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Jean-Francois Ducrest
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
James LaTorre, CFA
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Edward E. Wendell, Jr.
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
HARBOR INTERNATIONAL GROWTH FUND
Gerard Callahan
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Ian Campbell
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Joe Faraday, CFA
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Paul Faulkner, CFA
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
HARBOR EMERGING MARKETS EQUITY FUND
Frank Carroll
All Accounts		†
Accounts where advisory fee is based on account performance (subset of above)		†
Tim Jensen
All Accounts		†
Accounts where advisory fee is based on account performance (subset of above)		†
† The portfolio manager only manages a portion of the account in such category. The market value shown reflects the portion of the account managed by the portfolio manager.
HARBOR GLOBAL VALUE FUND
Sarah H. Ketterer
All Accounts
Accounts where advisory fee is based on account performance (subset of above)

THE PORTFOLIO MANAGERS

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
Harry W. Hartford
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
James A. Doyle
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Jonathan P. Eng
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Kevin Durkin
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Conor Muldoon
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
HARBOR GLOBAL GROWTH FUND
Thomas Marsico
All Accounts					*	*
Accounts where advisory fee is based on account performance (subset of above)
James Gendelman
All Accounts
Accounts where advisory fee is based on account performance (subset of above)

*    One of the ‘other accounts’ is a wrap fee platform that includes approximately [    ] underlying clients for total assets (in millions) of approximately $[            ] and three of the ‘other accounts’ represent model portfolios for total assets (in millions) of approximately $[            ].

HARBOR COMMODITY REAL RETURN STRATEGY FUND
Mihir Worah
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
HARBOR UNCONSTRAINED BOND FUND
Chris Dialynas
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
HARBOR CONVERTIBLE SECURITIES FUND
Mark Shenkman
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Raymond F. Condon
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
HARBOR EMERGING MARKETS DEBT FUND
Peter J. Wilby, CFA
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Pablo Cisilino
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
James E. Craige, CFA
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Angus Halkett, Ph.D., CFA
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
David A. Oliver, CFA
All Accounts
Accounts where advisory fee is based on account performance (subset of above)

THE PORTFOLIO MANAGERS

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
William Perry
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
HARBOR HIGH-YIELD BOND FUND
Mark Shenkman
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Eric Dobbin
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Mark Flanagan
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Steven N. Schweitzer
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Justin W. Slatky
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
HARBOR BOND FUND
William Gross, CFA
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
HARBOR REAL RETURN FUND
Mihir Worah
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
HARBOR MONEY MARKET FUND
Kenneth O’Donnell
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
HARBOR TARGET RETIREMENT FUNDS
Brian Collins, CFA
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Paul Herbert, CFA
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Linda Molenda
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
David Van Hooser
All Accounts
Accounts where advisory fee is based on account performance (subset of above)

THE PORTFOLIO MANAGERS

Jennison Associates LLC	CONFLICTS OF INTEREST

In managing other portfolios (including affiliated accounts), certain potential conflicts of interest may arise. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, Jennison has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

Jennison’s portfolio managers typically manage multiple accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), commingled trust accounts, other types of unregistered commingled accounts (including hedge funds), affiliated single client and commingled insurance separate accounts, model nondiscretionary portfolios, and model portfolios used for wrap fee programs. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio. Similarly, securities sold from one portfolio may result in better performance if the value of that security declines. Generally, however, portfolios in a particular product strategy (e.g., large cap growth equity) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, timing of investments, fees, expenses and cash flows.

Furthermore, certain accounts (including affiliated accounts) in certain investment strategies may buy or sell securities, while accounts in other strategies may take the same or differing, including potentially opposite, position. For example, certain strategies may short securities that may be held long in other strategies. The strategies that sell a security short held long by another strategy could lower the price for the security held long. Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short. Jennison has policies and procedures that seek to mitigate, monitor and manage this conflict.

In addition, Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Some accounts have higher fees, including performance fees, than others. Fees charged to clients differ depending upon a number of factors including, but not limited to, the particular strategy, the size of the portfolio being managed, the relationship with the client, the service requirements and the asset class involved. Fees may also differ based on the account type (e.g., commingled accounts, trust accounts, insurance company separate accounts or corporate, bank or trust-owned life insurance products). Some accounts, such as hedge funds and alternative strategies, have higher fees, including performance fees, than others. Based on these factors, a client may pay higher fees than another client in the same strategy. Also, clients with larger assets under management generate more revenue for Jennison than smaller accounts. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over the other or allocate more time to the management of one account over another.

Furthermore, if a greater proportion of a portfolio manager’s compensation could be derived from an account or group of accounts, which include hedge fund or alternative strategies, than other accounts under the portfolio manager’s management, there could be an incentive for the portfolio manager to favor the accounts that could have a greater impact on the portfolio manager’s compensation. While Jennison does not monitor the specific amount of time that a portfolio manager spends on a single portfolio, senior Jennison personnel periodically review the performance of Jennison’s portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

COMPENSATION

Mr. Segalas and Ms. McCarragher serve as the portfolio managers of Harbor Capital Appreciation Fund. Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which include portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Overall firm profitability determines the total amount of incentive compensation pool that is available for investment professionals. Investment professionals are compensated with a combination of base salary and cash bonus. In general, the cash bonus comprises the majority of the compensation for investment professionals. Additionally, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a deferred compensation program where all or a portion of the cash bonus can be invested in a variety of predominantly Jennison-managed investment strategies on a tax-deferred basis.

THE PORTFOLIO MANAGERS

Jennison Associates LLC —

continued

Investment professionals’ total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. There is no particular weighting or formula for considering the factors. Some portfolio managers may manage or contribute ideas to more than one product strategy and are evaluated accordingly. The factors reviewed for the portfolio managers are listed below in order of importance.

The following primary quantitative factor is reviewed for the portfolio managers:

•

One and three year pre-tax investment performance of groupings of accounts relative to market conditions, pre-determined passive indices (Russell 1000® Growth Index and Standard & Poor’s 500 Composite Stock Price Index) and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible;

The qualitative factors reviewed for the portfolio managers may include:

•	Historical and long-term business potential of the product strategies;

•	Qualitative factors such as teamwork and responsiveness; and

•	Other individual factors such as experience and other responsibilities such as being a team leader or supervisor may also affect an investment professional’s total compensation.

SECURITIES OWNERSHIP

As of October 31, 2013, Mr. Segalas and Ms. McCarragher beneficially owned shares of the Harbor Capital Appreciation Fund with a value of over $1,000,000 each.

Wellington Management Company, LLP	CONFLICTS OF INTEREST

Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Fund (“Investment Professionals”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Fund. The Investment Professionals make investment decisions for each account, including the Fund based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the Fund.

An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the Fund and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Fund. Messrs. Carmen, Mortimer and Abularach also manage accounts which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures,

THE PORTFOLIO MANAGERS

Wellington Management Company, LLP —

Continued

which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

COMPENSATION

Wellington Management receives a fee based on the assets under management of the Fund as set forth in the Investment Subadvisory Agreement between Wellington Management and the Adviser on behalf of the Fund. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to the Fund. The following information relates to the fiscal year ended October 31, 2013.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Fund (“Investment Professionals”) includes a base salary and incentive components. The base salary for each Investment Professional who is a partner of Wellington Management is generally a fixed amount that is determined by the Managing Partners of the firm. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Investment Professional and generally each other account managed by such Investment Professional. Each Investment Professional’s incentive payment relating to the Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Investment Professional compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. In 2012, Wellington Management began placing increased emphasis on long-term performance and is phasing in five-year performance comparison periods. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Investment Professionals, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Messrs. Carmen, Mortimer and Abularach are partners of the firm.

Fund	Benchmark Index and/or Peer Group for Incentive Period
Harbor Mid Cap Growth Fund	Lipper Mid Cap Growth 50%/Russell Mid Cap Growth 50%

SECURITIES OWNERSHIP

As of October 31, 2013, Messrs. Carmen, Mortimer and Abularach did not beneficially own any shares of Harbor Mid Cap Growth Fund.

Westfield Capital Management Company, L.P.	CONFLICTS OF INTEREST

The simultaneous management of multiple accounts by Westfield investment professionals creates a possible conflict of interest as they must allocate their time and investment ideas across multiple accounts. This may result in the Investment Committee or portfolio manager allocating unequal attention and time to the management of each client account as each has different objectives, benchmarks, investment restrictions and fees. For most client accounts, investment decisions are made at the Investment Committee level. Once an idea has been approved, it is implemented across all eligible and participating accounts within the strategy. Client specific restrictions are monitored by the Compliance team.

Although the Investment Committee collectively acts as portfolio manager on most client accounts, there are some client accounts that are managed by a sole portfolio manager who also is a member of the Investment Committee. This can create a conflict of interest because investment decisions for these individually managed accounts do not require approval by the Investment Committee; thus, there is an opportunity for individually managed client accounts to trade in a security ahead of Investment Committee-managed client accounts. Trade orders for individually managed accounts must be communicated to the Investment Committee. Additionally, the Compliance team performs periodic reviews of such accounts to ensure procedures have been followed.

THE PORTFOLIO MANAGERS

Westfield Capital Management Company, L.P —

continued

Westfield has clients with performance-based fee arrangements. A conflict of interest can arise between those portfolios that incorporate a performance fee and those that do not. When the same securities are recommended for both types of accounts, it is Westfield’s policy to allocate investments, on a pro-rata basis, to all participating and eligible accounts, regardless of the account’s fee structure. Westfield’s Operations team performs periodic reviews of each product’s model portfolio versus each client account, where each position size is compared against the model’s weight. Discrepancies are researched, and any exceptions are documented.

In placing each transaction for a client’s account, Westfield seeks best execution of that transaction except in cases where Westfield does not have the authority to select the broker or dealer, as stipulated by the client. Westfield attempts to bundle directed brokerage accounts with non-directed accounts, and then utilize step-out trades to satisfy the directed arrangements. Clients who do not allow step-out trades will typically go last.

Because of Westfield’s interest in receiving third party research services, there may be an incentive for Westfield to select a broker or dealer based on such interest rather than the clients’ interest in receiving most favorable execution. To mitigate the conflict that Westfield may have an incentive beyond best execution to utilize a particular broker, a broker vote is conducted and reviewed on a quarterly basis. This vote provides the opportunity to recognize the unique research efforts of a wide variety of firms, as well as the opportunity to compare aggregate commission dollars with a particular broker to ensure appropriate correlation.

Some Westfield clients have elected to retain certain brokerage firms as consultants or to invest their assets through a broker-sponsored wrap program for which Westfield acts as a manager. Several of these firms are on Westfield’s approved broker list. Since Westfield may gain new clients through such relationships, and will interact closely with such firms to service the client, there may be an incentive for Westfield to select a broker or dealer based on such interest rather than the clients’ interest. To help ensure independence in the brokerage selection process, the brokerage selection and evaluation process is managed by Westfield’s Portfolio Strategist, while client relationships are managed by Westfield’s Marketing/Client Service team. Also, Westfield prohibits any member of the Marketing/Client Service team to provide input into brokerage selection. Furthermore, the consultant or wrap program teams at such firms are usually separate and distinct from the brokerage teams.

Personal accounts may give rise to conflicts of interest. Westfield’s employees will, from time to time, for their own account, purchase, sell, hold or own securities or other assets which may be recommended for purchase, sale or ownership for one or more clients. Westfield has a Code of Ethics which regulates trading in personal accounts. Personal accounts are reported to Compliance and most personal transactions are pre-approved by Compliance. Compliance also reviews personal trading activity regularly.

Westfield serves as manager to the General Partners of two limited partnerships, for which it also provides investment advisory services. As such, Westfield has a financial interest in each of the partnerships. Having a financial interest in client accounts can create a conflict between those client accounts in which it has a financial interest and those in which it does not. To help ensure all clients are treated equitably and fairly, Westfield allocates investment opportunities on a pro-rata basis. Compliance also conducts regular reviews of the limited partnership accounts against other client accounts to ensure procedures have been followed.

COMPENSATION

Members of the Westfield Investment Committee may be eligible to receive various components of compensation:

•	Investment Committee members receive a base salary commensurate with industry standards. This salary is reviewed annually during the employee’s performance assessment.

•

Investment Committee members also receive a performance based bonus award. This bonus award is determined and paid in December. The amount awarded is based on the employee’s individual performance attribution and overall contribution to the investment performance of Westfield. While the current calendar year is the primary focus, a rolling three year attribution summary is also considered when determining the bonus award.

•

Investment Committee members may be eligible to receive equity interest in the future profits of Westfield. Individual awards are typically determined by a member’s overall performance within the firm, including contribution to company strategy, participation in marketing and client service initiatives, as well as longevity at the firm. The key members of Westfield’s management team who receive equity interests in the firm enter into agreements restricting post-employment competition and solicitation of clients or employees of Westfield. This compensation is in addition to the base salary and performance based bonus. Equity interest grants typically vest over five years.

•

Investment Committee members may receive a portion of the performance-based fee earned from an account that is managed solely by Mr. Muggia. He has full discretion to grant such awards to any member of the Investment Committee.

THE PORTFOLIO MANAGERS

Westfield Capital Management Company, L.P. —

continued

SECURITIES OWNERSHIP

As of October 31, 2013, Messrs. Muggia, Montgomery, Jacobs and Thompson did not beneficially own any shares of Harbor Small Cap Growth Fund. As of October 31, 2013, Mr. Meyers beneficially owned shares of Harbor Small Cap Growth Fund with a value between [$10,001 and $50,000.]

Elk Creek Partners, LLC	CONFLICTS OF INTEREST

The management of client accounts side-by-side (including those of Elk Creek Partners’ Investment Team) creates conflicts of interest. Elk Creek Partners’ may have incentive to allocate attractive investments to clients who pay a higher fee, clients who pay a performance fee, or accounts managed for the benefit of Supervised Persons of Elk Creek Partners. Elk Creek Partners has designed and implemented policies and procedures intended to mitigate these conflicts and fairly allocate investments (including IPOs) across all client accounts. Whenever possible, trades are blocked and executed at a common price. Allocations of the block trade are then made pro rata to all eligible accounts within the same strategy.

Supervised Persons of Elk Creek Partners may purchase, hold, and sell securities, for their own benefit, that could be owned by or considered potential investment opportunities for Elk Creek Partners’ clients. Personal securities trading by Supervised Persons creates a conflict of interest. Elk Creek Partners has put in place policies and procedures to mitigate this conflict. Personal securities transactions are addressed in Elk Creek Partners’ Code of Ethics and monitored regularly by Elk Creek Partners’ Chief Compliance Officer. Controls applied to personal securities trading include pre-clearance of all personal trades in reportable securities and restrictions on securities owned by or being considered for clients of Elk Creek Partners.

When evaluating broker/dealers, Elk Creek Partners may not always select the broker/dealer with the lowest commission rate. The primary criteria considered in selecting a broker/dealer is the ability of the broker/dealer, in Elk Creek Partners’ opinion, to secure execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to us on behalf of Elk Creek Partners’ clients. These research services include, but are not limited to: provision of broker/dealer’s research; access to analysts employed by the broker/dealer firm; broker/dealer-arranged meetings with management teams of potential or existing portfolio holdings; and broker/dealer sponsorship of investment conferences at which Elk Creek Partners can meet and evaluate management teams representing current or potential investments. The inclusion of these additional services in Elk Creek Partners’ evaluation presents conflicts of interest.

Elk Creek Partners also uses commissions generated by client accounts, or soft dollars, to pay directly for research, research related services, and services related to the execution of securities transactions. Elk Creek Partners engages in soft dollar relationships as defined under the “brokerage and research services” safe harbor in Section 28(e) of the Securities and Exchange Act of 1934. Under this standard, eligible brokerage services include communication services related to the execution, clearing and settlement of securities transactions, as well as other functions that are incidental to affecting securities trades (e.g., connectivity services between the money manager and the broker-dealer and other relevant parties such as a custodian). Software that is used in connection with routing trades is also within this standard.

Elk Creek Partners has established policies and procedures designed to mitigate conflicts related to the selection of broker/dealers. Elk Creek Partners regularly and formally reviews the allocation of commissions across the broker/dealers with whom it transacts and its use of client commission dollars to pay directly for services and software to ensure Elk Creek Partners is getting adequate research and execution for the client commissions paid.

COMPENSATION

The five members of Elk Creek Partners’ Investment Team are also the five founding partners of the firm. The firm’s compensation plan for Investment Team members consists of a base salary commensurate with industry standards and a share in the overall profits of the firm.

SECURITIES OWNERSHIP

Since Harbor Small Cap Growth Opportunities Fund had not yet commenced operations, as of December 31, 2013, Messrs. Philpott, Marx, Hand, Patel and McGuinnis did not beneficially own any shares of the Fund.

Aristotle Capital Management, LLC	CONFLICTS OF INTEREST

Potential conflicts of interest could arise when there is side-by-side management of private funds, separately managed accounts and mutual funds. These conflicts may arise through trade allocation and through selections of portfolio securities. Aristotle seeks to mitigate conflict related to trade allocation through its trade rotation procedures.

With regard to portfolio selections and the different positions that Aristotle’s portfolio managers may

THE PORTFOLIO MANAGERS

Aristotle Capital Management, LLC —

continued

take related to different strategies, a potential conflict could arise when different classes of a security are purchased for different portfolios in the same strategy or one strategy is long in a position and another is short in the same security. When different classes of a security are purchased across several portfolios, this often due to the availability of the security and not due a preference for one class over another among client portfolios and often a portfolio could end up with both classes. Aristotle manages strategies that include a long/short component. In this case, the long/short component would be in line with hedge on the position. However, it is acknowledged, that a separate strategy could be long only in the same security which could pose a conflict.

Aristotle acknowledges its responsibility for identifying material conflicts of interest related to voting proxies. In order to ensure that Aristotle is aware of the facts necessary to identify conflicts, management of Aristotle must disclose to the CCO any personal conflicts such as officer or director positions held by them, their spouses or close relatives, in any portfolio company. Conflicts based on business relationships with Aristotle or any affiliate of Aristotle will be considered only to the extent that Aristotle has actual knowledge of such relationships. If a conflict may exist which cannot be otherwise addressed by the Chief Investment Officer or his designee, Aristotle may choose one of several options including: (1) “echo” or “mirror” voting the proxies in the same proportion as the votes of other proxy holders that are not Aristotle clients; (2) if possible, erecting information barriers around the person or persons making the voting decision sufficient to insulate the decision from the conflict; or (3) if agreed upon in writing with the client, forwarding the proxies to affected clients and allowing them to vote their own proxies.

COMPENSATION

All Aristotle investment professionals are compensated by competitive base salaries and are eligible to receive an annual bonus that reflects an individual’s team contribution to company objectives. (Market indices are not used in determining an employee’s annual bonus.) Each portfolio manager referenced as a lead strategist at Aristotle is an equity partner of the firm and receives a portion of the overall profits of Aristotle as part of his ownership interest. Aristotle’s culture is driven by a collegial and collaborative atmosphere that inspires teamwork and does not foster a “zero sum” environment where individual analysts are perceived to be in competition with one another.

SECURITIES OWNERSHIP

As of March 31, 2013, Mr. Gleicher did not beneficially own any shares of Harbor Large Cap Value Fund.

LSV Asset Management	CONFLICTS OF INTEREST

From time to time, potential conflicts of interest may arise between the portfolio manager’s management of the investments of Harbor Mid Cap Value Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as Harbor Mid Cap Value Fund, track the same index Harbor Mid Cap Value Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by Harbor Mid Cap Value Fund. The other accounts might also have different investment objectives or strategies than Harbor Mid Cap Value Fund. The same team of portfolio managers is responsible for the day-to-day management of all of LSV’s accounts. A potential conflict of interest could arise in relation to accounts with a performance-based fee relative to other accounts in the same strategy without a performance-based fee, and accounts in which employees may be invested. LSV has policies and procedures to monitor for these potential conflicts and designed to ensure that investment opportunities are fairly allocated to all clients.

Knowledge and Timing of Portfolio Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of Harbor Mid Cap Value Fund. Because of the portfolio manager’s positions with Harbor Mid Cap Value Fund, the portfolio manager knows the size, timing and possible market impact of Harbor Mid Cap Value Fund’s trades. It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts he or she manages and to the possible detriment of Harbor Mid Cap Value Fund.

Investment Opportunities. A potential conflict of interest may arise as result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both Harbor Mid Cap Value Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both Harbor Mid Cap Value Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by Harbor Mid Cap Value Fund and another account. LSV has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under LSV’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and LSV’s investment outlook. LSV has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of Harbor Mid Cap Value Fund and certain pooled investment vehicles, including investment opportunity allocation issues.

THE PORTFOLIO MANAGERS

LSV Asset Management —

continued

Performance Fees. The portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to Harbor Mid Cap Value Fund. LSV has adopted policies and procedures reasonably designed to allocate investment opportunities between Harbor Mid Cap Value Fund and such other accounts on a fair and equitable basis over time.

COMPENSATION

Messrs. Lakonishok, Vermeulen and Mansharamani receive a fixed base salary and bonus which is a function of overall firm profitability. In addition, each is a partner and receives a portion of the firm’s net income.

SECURITIES OWNERSHIP

As of October 31, 2013, Messrs. Lakonishok, Vermeulen and Mansharamani did not beneficially own any shares of Harbor Mid Cap Value Fund.

EARNEST Partners LLC	CONFLICTS OF INTEREST

EARNEST Partners may be responsible for managing Harbor Small Cap Value Fund in addition to other client accounts which may include, but are not limited to, proprietary accounts, separate accounts and other pooled investment vehicles. EARNEST Partners may manage other client accounts which may have higher fee arrangements than Harbor Small Cap Value Fund and/or may also have performance-based fees. Side-by-side management of these other client accounts may create potential conflicts of interest which may relate to, among other things, the allocation of investment opportunities and the aggregation and allocation of transactions.

EARNEST Partners seeks best execution with respect to all securities transactions and to aggregate and allocate the securities to client accounts in a fair and equitable manner. EARNEST Partners has implemented policies and procedures that it believes are reasonably designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. Specifically, EARNEST Partners manages client accounts to model portfolios that are approved by its investment committee, and aggregates and then allocates securities transactions to client accounts in a manner that EARNEST Partners believes to be fair and equitable.

COMPENSATION

All EARNEST Partners personnel are paid a fixed salary and a discretionary bonus. A portion of the bonus may consist of profit sharing and/or deferred compensation. The Company also matches a portion of employees’ 401(k) contributions, if any. The bonus is a function of client satisfaction with respect to investment results and service.

Mr. Viera is an owner of the firm. Equity ownership and profits derived therefrom are another component of compensation for the portfolio manager.

SECURITIES OWNERSHIP

As of October 31, 2013, Mr. Viera did not beneficially own any shares of Harbor Small Cap Value Fund.

Northern Cross, LLC	CONFLICTS OF INTEREST

From time to time, potential conflicts of interest may arise between the portfolio managers’ management of the investments of Harbor International Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as Harbor International Fund, track the same index Harbor International Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by Harbor International Fund. The other accounts might also have different investment objectives or strategies than Harbor International Fund.

Knowledge and Timing of Portfolio Trades. A potential conflict of interest may arise as a result of the portfolio managers’ day-to-day management of Harbor International Fund. Because of the portfolio managers’ positions with Harbor International Fund, each portfolio manager knows the size, timing and possible market impact of Harbor International Fund’s trades. It is theoretically possible that a portfolio manager could use this information to the advantage of other accounts he manages and to the possible detriment of Harbor International Fund.

Investment Opportunities. A potential conflict of interest may arise as result of a portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both Harbor International Fund and other accounts managed by one or more of the portfolio managers, but may not be available in sufficient quantities for both Harbor International Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by Harbor International Fund and another account.

THE PORTFOLIO MANAGERS

Northern Cross, LLC —

continued

Northern Cross, LLC has adopted policies and procedures reasonably designed to treat all accounts fairly and equitably and to address the potentially adverse effect of any conflicts of interest. Northern Cross, LLC has adopted policies and procedures designed to allocate investment opportunities on a fair and equitable basis over time. Under Northern Cross, LLC’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and the Subadviser’s investment outlook.

COMPENSATION

The four principals of Northern Cross, LLC, Messrs. Appleby, Ducrest, LaTorre and Wendell are equal owners of the firm. Their compensation consists of equal shares in the firm’s overall profits.

SECURITIES OWNERSHIP

As of October 31, 2013, Messrs. Appleby, Ducrest, LaTorre and Wendell beneficially owned shares of the Harbor International Fund with a value of over [$1,000,000] each.

Baillie Gifford Overseas Limited	CONFLICTS OF INTEREST

Baillie Gifford Overseas Limited individual portfolio managers may manage multiple accounts for multiple clients, including the Harbor International Growth Fund. In addition to mutual funds, these other accounts may include separate accounts, collective investment schemes, or offshore funds. Baillie Gifford Overseas Limited manages potential conflicts between the Harbor International Growth Fund and other types of accounts through allocation policies and procedures, and internal review processes. Baillie Gifford Overseas Limited has developed trade allocation systems and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

COMPENSATION

Compensation arrangements within Baillie Gifford Overseas Limited vary depending upon whether the individual is an employee or partner of Baillie Gifford & Co., the sole owner of Baillie Gifford Overseas Limited. For employees, a portfolio manager’s compensation generally consists of base salary, bonus, and payments under Baillie Gifford & Co.’s long term incentive program. In addition, portfolio managers are eligible for the standard retirement benefits and health and welfare benefits available to all Baillie Gifford & Co. employees. Also, certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Baillie Gifford & Co. offers. These plans are structured to provide the same retirement benefits as the standard retirement benefits. A portfolio manager’s base salary is determined by the portfolio manager’s experience and performance in the role, taking into account the ongoing compensation benchmark analyses and is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. A portfolio manager’s bonus is determined by a number of factors, including investment performance, the portfolio manager’s contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. Investment performance is measured over three years and is based on performance targets that are set and reviewed annually by the Chief of Investment Staff. The bonus is paid on an annual basis.

Under the long term incentive program eligible participants receive an annual payment based on their years of service, job level and, if applicable, management responsibilities. The long term incentive award is based on investment performance relative to competitors and Baillie Gifford & Co.’s operating efficiencies.

Gerard Callahan is a partner of Baillie Gifford & Co. His remuneration comprises a base salary and a share of the partnership profits. The profit share is calculated as a percentage of total partnership profits based on seniority, role within Baillie Gifford & Co. and length of service. The basis for the profit share is detailed in the Baillie Gifford & Co. Partnership Agreement. The main staff benefits such as pension schemes are not available to partners and therefore partners provide for benefits from their own personal funds.

SECURITIES OWNERSHIP

As of October 31, 2013, Messrs. Callahan, Campbell, Faraday and Faulkner did not beneficially own any shares of Harbor International Growth Fund.

Causeway Capital Management LLC	CONFLICTS OF INTEREST

Actual or potential conflicts of interest may arise from Harbor Global Value Fund’s portfolio managers’ management responsibilities with respect to other accounts and their own personal accounts. These responsibilities may cause portfolio managers to devote unequal time and attention across client accounts, and the differing fees (including performance fees), incentives and relationships with the various accounts provide incentives to favor certain accounts. Causeway has written compliance policies and procedures in

THE PORTFOLIO MANAGERS

Causeway Capital

Management LLC —

continued

place designed to mitigate or manage these conflicts of interest. These include policies and procedures to seek fair and equitable allocation of investment opportunities (including IPOs) and trade allocations among all client accounts and policies and procedures concerning the disclosure and use of portfolio transaction information. Causeway manages a global absolute return strategy that takes short as well as long positions in securities. Causeway has a policy that it will not enter into a short position in a security on behalf of the Fund or any client account if, at the time of entering into the short position, the Fund or any other client account managed by Causeway holds a long position in a security of the issuer. Causeway also has a Code of Ethics, which, among other things, limits personal trading by portfolio managers and other employees of Causeway. There is no guarantee that any such polices or procedures will cover every situation in which a conflict of interest arises.

COMPENSATION

Ms. Ketterer and Mr. Hartford, the chief executive officer and president of Causeway, respectively, receive an annual salary and are entitled, as controlling owners of the firm, to distributions of the firm’s profits based on their ownership interests. They do not receive incentive compensation. Messrs. Doyle, Eng, Durkin and Muldoon receive salary, incentive compensation (including potential equity and/or phantom equity awards), and distributions of firm profits based on their minority ownership interests. Salary and incentive compensation are determined by the firm’s Operating Committee, led by Ms. Ketterer and Mr. Hartford, weighing a variety of objective and subjective factors. No specific formula is used, and salary and incentive compensation are not based on the specific performance of the Fund or any single account managed by Causeway. The following factors are among those considered in determining incentive compensation: individual research contribution, portfolio management contribution, group research contribution and client service contribution.

SECURITIES OWNERSHIP

As of October 31, 2013, Ms. Ketterer and Messrs. Hartford, Doyle, Eng, Durkin and Muldoon did not beneficially own any shares of Harbor Global Value Fund.

Marsico Capital Management, LLC	CONFLICTS OF INTEREST

Marsico’s portfolio managers may manage accounts for other clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers of Marsico make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that account. The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although Marsico does not track the time a portfolio manager spends on a single portfolio, it does assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he is responsible. Marsico seeks to manage competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines. Accounts within a particular investment discipline may often be managed by using generally similar investment strategies, subject to factors including particular account restrictions and objectives, account opening dates, cash flows, and other considerations. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, Marsico may take action with respect to one account that may differ from the timing or nature of action taken with respect to another account because of different investment platforms, account types, opening or funding dates, cash flows, client-specific objectives or restrictions or for other reasons. Accordingly, the performance of each account managed by a portfolio manager will vary.

Potential conflicts of interest may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico’s trade management policy and procedures, when trades are aggregated on behalf of more than one account, such transactions will be allocated to participating client accounts in a fair and equitable manner. With respect to initial public offerings and other syndicated or limited offerings, it is Marsico’s policy to seek to ensure that over the long term, accounts with the same or similar investment objectives or strategies will receive an equitable opportunity to participate meaningfully in such offerings and will not be unfairly disadvantaged. Consistent with this approach, Marsico has adopted policies and procedures for allocating transactions fairly across multiple accounts. Marsico’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. Marsico’s compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.

Marsico has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that seek to minimize potential conflicts of interest that may arise because Marsico advises multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with account investment guidelines and/or restrictions and compliance with the policies and procedures of Marsico, including Marsico’s Code of Ethics.

THE PORTFOLIO MANAGERS

Marsico Capital

Management, LLC —

continued

COMPENSATION

The compensation package for portfolio managers of Marsico is structured as a combination of base salary and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico’s overall profitability for the period, and (2) individual efforts and achievement and other contributions benefitting the firm and/or clients. Base salaries also may be adjusted upward or downward based on those factors. No other special employee incentive arrangements are currently in place or being planned.

Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the portfolio manager provides investment advisory services. In receiving compensation such as bonuses, portfolio managers do not receive special consideration based on the performance of particular accounts, and do not receive compensation from accounts charging performance-based fees. In addition to salary and bonus, Marsico’s portfolio managers may participate in other benefits such as health insurance and retirement plans on the same basis as other Marsico employees. Marsico’s portfolio managers also may be offered the opportunity to acquire equity interests in the firm’s parent company.

As a general matter, Marsico does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks (e.g., S&P 500 Index). Although performance is a relevant consideration, comparisons with fixed benchmarks may not always be useful. Relevant benchmarks vary depending on specific investment styles and client guidelines or restrictions, and comparisons to benchmark performance may at times reveal more about market sentiment than about a portfolio manager’s performance or abilities. To encourage a long-term horizon for managing client assets and concurrently minimizing potential conflicts of interest and portfolios risks, Marsico evaluates a portfolio manager’s performance over periods longer than the immediate compensation period, and may consider a variety of measures in determining compensation, such as the performance of unaffiliated mutual funds or other portfolios having similar strategies as well as other measurements. Other factors that may be significant in determining portfolio manager compensation include, without limitation, the effectiveness of the manager’s leadership within Marsico’s investment management team, contributions to Marsico’s overall performance, discrete securities analysis, idea generation, the ability and willingness to support and train other analysts, and other considerations.

SECURITIES OWNERSHIP

As of October 31, 2013, Mr. Gendelman did not beneficially own any shares of Harbor International Growth Fund or Harbor Global Growth Fund, Mr. Marsico did not beneficially own any shares of Harbor Global Growth Fund and Mr. Malhotra did not beneficially own any shares of Harbor International Growth Fund.

Oaktree Capital Management, L.P.	CONFLICTS OF INTEREST

At Oaktree, individual portfolio managers may manage multiple accounts for multiple clients. In addition to the Fund, these other accounts may include separate accounts and other pooled investment vehicles. Conflicts of interest may arise when an individual portfolio manager has responsibilities for the investments of more than one account because the portfolio manager may be unable to devote equal time and attention to each account. Additionally, individual portfolio managers may make investment decisions on behalf of one account that have the potential to negatively impact another account. Conflicts of interest may also arise when a portfolio manager has a particular financial incentive, such as performance-based management fees, relating to an account. In such an instance, a portfolio manager may perceive an incentive to devote more time to developing and analyzing strategies or allocating securities for accounts for which Oaktree could share in investment gains. Oaktree manages potential conflicts between funds and other types of accounts through allocation policies and procedures and internal review processes. Oaktree has developed trade allocation systems and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

COMPENSATION

The compensation for Frank Carroll and Tim Jensen, Managing Directors for Oaktree and portfolio managers for the Fund, generally consists of distributions under Oaktree’s equity plan and participation in the profitability of the funds they manage. Equity participation vests over a multi-year period. The value of the Messrs. Carroll and Jensen’s equity participation is a function of the firm’s profitability and the individual’s responsibilities and performance and is not specifically dependent on the performance of the Harbor Emerging Markets Equity Fund or any other client’s asset, on an absolute basis or relative to the applicable specific benchmark or the growth of the Fund’s, or any other client’s assets, except to the extent that such growth contributes to the firm’s overall asset growth, which in turn contributes to the firm’s overall profitability. Messrs. Carroll and Jensen also receive a percentage of the profits earned on any client portfolios they manage. As a result, their compensation generally increases and decreases with the size and performance of such assets.

THE PORTFOLIO MANAGERS

Oaktree Capital Management, L.P.

continued

SECURITIES OWNERSHIP

As of October 31, 2013, Messrs. Carroll and Jensen did not beneficially own any shares of Harbor Emerging Markets Equity Fund.

Shenkman Capital Management, Inc.	CONFLICTS OF INTEREST

As a general matter, Shenkman Capital attempts to minimize conflicts of interest. To that end, Shenkman Capital has implemented policies and procedures for the identification of conflicts of interest, a full copy of which is set forth in the firm’s Compliance Manual. In accordance with this policy, Shenkman Capital has identified certain potential conflicts of interest in connection with its management of Harbor High-Yield Bond Fund and/or Harbor Convertible Securities Fund.

A potential conflict of interest may arise as a result of Shenkman Capital’s management of other accounts with varying investment guidelines. Shenkman Capital adheres to a systematic process for the approval, allocation and execution of trades. It is Shenkman Capital’s basic policy that investment opportunities be allocated among client accounts with similar investment objectives fairly over time while attempting to maintain minimum dispersion of returns. Because of the differences in client investment objectives and strategies, risk tolerances, tax status and other criteria, there may, however, be differences among clients in invested positions and securities held. Moreover, Shenkman Capital may purchase a security for one client account while appropriately selling that same security for another client account. Certain accounts managed by Shenkman Capital may also be permitted to sell securities short. Accordingly, Shenkman Capital and its employees may take short positions in equity securities of certain issuers for their own account or for the account of any other client at the same time the debt securities, convertible securities or bank loans of such issuers are held long in client accounts. When Shenkman Capital or its employees engage in short sales of securities, they could be seen as harming the performance of one or more clients, including Harbor High-Yield Bond Fund and/or Harbor Convertible Securities Fund, for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. Conversely, Shenkman Capital and its employees may take long positions in equity securities of certain issuers for their own account or for the account of any other client at the same time the debt securities, convertible securities or bank loans of such issuers are sold out of client accounts. Shenkman Capital also acts as investment manager to companies that have, or may in the future have, non-investment grade securities outstanding. Shenkman Capital may purchase these securities for its client accounts, including for Harbor High-Yield Bond Fund and/or Harbor Convertible Securities Fund. Additionally, Shenkman Capital is not precluded from investing in securities of a company held in some of its client accounts in which such other of its clients have senior or subordinated rights relative to the other, or vice versa.

From time to time, Shenkman Capital may have arrangements with brokers and/or affiliates of brokers who may recommend Shenkman Capital’s products or services to their respective clients (in such capacity, “Sponsors/Consultants”). Generally, Shenkman Capital does not compensate Sponsors/Consultants in connection with any such arrangements (to the extent Shenkman Capital does compensate Sponsors/Consultants, the terms of such arrangements are disclosed in accordance with Rule 206(4)-3 under the Investment Advisers Act of 1940). A conflict of interest may arise because Shenkman Capital may execute securities transactions on behalf of its clients, including the Harbor High-Yield Bond Fund and/or Harbor Convertible Securities Fund, through brokers who are, or who have affiliates who are, Sponsors/Consultants. As a fiduciary, Shenkman Capital has an obligation to obtain best execution for its clients. The allocation of transactions to brokers who are (or that have affiliates who are) Sponsors/Consultants is subject at all times to Shenkman Capital’s obligation to obtain best execution under the circumstances. Shenkman Capital’s Chief Compliance Officer periodically monitors Shenkman Capital’s arrangements with Sponsors/Consultants and its trading activity with brokers who are (or who have affiliates who are) Sponsors/Consultants to ensure that Shenkman Capital has obtained best execution in accordance with its policies and procedures.

From time to time, it may be appropriate for Shenkman Capital to aggregate client orders for the purchase or sale of securities. Shenkman Capital engages in this practice to achieve more favorable execution prices for clients by buying and selling securities in greater quantities. In aggregating client orders for securities, including any orders placed for private investment vehicles, Shenkman Capital will ensure that no investment advisory client will be favored over any other investment advisory client; and each client that participates in an aggregated order shall participate on an average price basis for Shenkman Capital’s transactions in that security on a relevant day and transaction costs (if any) shall be shared pro rata based on each client’s participation in the transaction.

Shenkman Capital permits its team members to trade securities for their own accounts. Investment personnel, through their position with the firm, are in a position to take investment opportunities for themselves before such opportunities are executed on behalf of clients. Thus, Shenkman Capital has an obligation to assure that its team members do not “front-run” trades for clients or otherwise favor their own accounts. To that end, Shenkman Capital maintains a personal trading policy that includes pre-clearance procedures that require team members to pre-clear trades in securities of all companies, as well as shares of mutual funds for which Shenkman Capital acts as adviser or Subadviser.

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Shenkman Capital Management, Inc. —

continued

Shenkman Capital may share in performance-based compensation and manage both client accounts that are charged performance-based compensation and accounts that are charged only an asset-based fee (i.e., a non-performance based fee). In addition, certain client accounts may have higher asset-based fees or more favorable performance-based compensation arrangements than other accounts. When Shenkman Capital and its investment personnel manage more than one client account a potential exists for one client account to be favored over another client account. Shenkman Capital and its investment personnel have a greater incentive to favor client accounts that pay it (and indirectly certain investment personnel) performance-based compensation or higher fees, particularly with respect to “new issue” investments. Shenkman Capital maintains procedures to review the holdings of each account periodically to assure that all securities in the account comply with the investment and risk parameters of such account. Shenkman Capital believes that if it charges a performance fee on accounts that receive new issues, Shenkman Capital may have a potential conflict of interest in allocating new issues to these accounts. Shenkman Capital states that it maintains an allocation policy and the Chief Compliance Officer oversees a periodic review of allocations of new issues to ensure that they are being allocated among all eligible accounts in a fair and equitable manner.

Shenkman Capital may execute transactions between or among client accounts (including rebalancing trades between client accounts) by executing simultaneous purchase and sale orders for the same security. Even in situations where Shenkman Capital believes there is no disadvantage to its clients, these “cross trade” transactions may nonetheless create an inherent conflict of interest. When engaging in cross transactions, Shenkman Capital will act in good faith and ensure that cross transactions are fair and in the best interests of all participating client accounts.

COMPENSATION

Shenkman Capital offers a highly competitive total compensation package. All team members receive a complete benefits package, base salary, and an annual bonus predicated on individual and firm performance. The percentage of compensation from salary and bonus varies by a team member’s merit. Typically, a bonus is a larger percentage of annual compensation for team members that have made contributions to the firm and achieved a long tenure with the firm.

The Harbor High-Yield Bond Fund is managed under an investment team structure by Mark R. Shenkman, Mark J. Flanagan, Justin W. Slatky, Steven N. Schweitzer and Eric Dobbin. Mark Shenkman, as Chief Investment Officer of Shenkman Capital, has the ultimate authority and accountability with respect to decisions made by the high yield bond team. Mr. Flanagan is the lead portfolio manager for the Harbor High-Yield Bond Fund and is responsible for reviewing the overall composition of the portfolio and implementing trades based on the credit decisions made by the high yield bond team. Messrs. Schweitzer, Slatky and Dobbin are the remaining members of the high yield bond team. Together with Messrs. Shenkman and Flanagan, they generate investment ideas and provide ongoing evaluation of current fund investments. Mr. Shenkman has been the President and Chief Investment Officer of Shenkman Capital since he founded the company in 1985. Mr. Flanagan, Executive Vice President and Portfolio Manager of Shenkman Capital, joined the firm in 1992. Mr. Slatky, Senior Vice President and Senior Portfolio Manager of Shenkman Capital, joined the firm in 2011. Mr. Schweitzer, Senior Vice President and Portfolio Manager of Shenkman Capital, joined the firm in 1996. Mr. Dobbin, Senior Vice President and Portfolio Manager of Shenkman Capital, joined the firm in 2006. Messrs. Shenkman and Condon serve as co-portfolio managers for Harbor Convertible Securities Fund. Portfolio managers represent the majority of the firm’s senior management. Their compensation is not formally tied to a specific list of criteria. They are compensated based on their ability to implement the firm’s investment strategy, their ability to effectively perform their respective managerial functions, the overall investment performance of the firm, as well as the firm’s growth and profitability. All of the senior portfolio managers are owners of the firm.

The portfolio managers’ compensation is not based on the performance of Harbor High-Yield Bond Fund and/or Harbor Convertible Securities Fund or the value of assets held in its portfolio.

SECURITIES OWNERSHIP

As of October 31, 2013, Mr. Flanagan beneficially owned shares of Harbor High-Yield Bond Fund with a value of between [$100,001 and $500,000], Mr. Condon beneficially owned shares of the Harbor Convertible Securities Fund with a value between [$100,001 and $500,000], and Mr. Shenkman beneficially owned shares of Harbor High-Yield Bond Fund with a value of between [$100,001 and $500,000] and did not beneficially own shares of Harbor Convertible Securities Fund.

As of October 31, 2013, Messrs. Slatky, Schweitzer and Dobbin did not beneficially own shares of Harbor High-Yield Bond Fund.

Stone Harbor Investment Partners LP	CONFLICTS OF INTEREST

Potential conflicts of interest may arise when the Harbor Emerging Markets Debt Fund’s portfolio manager has day-to-day management responsibilities with respect to one or more other funds or other accounts. Stone Harbor has adopted compliance policies and procedures that are designed to address

THE PORTFOLIO MANAGERS

Stone Harbor Investment Partners LP —

continued

various conflicts of interest that may arise for Stone Harbor and the individuals that it employs. For example, Stone Harbor seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. Stone Harbor has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by Stone Harbor and the Fund will be able to detect and/or prevent every situation in which an actual or potential conflict may appear. These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Brokers/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of Stone Harbor’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which Stone Harbor and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Related Business Opportunities. Stone Harbor or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to Stone Harbor and its affiliates.

COMPENSATION

The overall compensation structure for the portfolio managers for the Harbor Emerging Markets Debt Fund is based on three components: a) base remuneration, b) discretionary performance-based bonus, and c) profit participation. Portfolio managers are compensated on pre-tax investment performance versus both the applicable benchmark and peer group as measured on a one-, three- and five-year horizon equally weighted. The benchmark for the Harbor Emerging Markets Debt Fund is the following blended benchmark: 50% JPMorgan Emerging Markets Bond Index - Global Diversified Index and 50% JPMorgan Government Bond Index – Emerging Markets Global Diversified.

SECURITIES OWNERSHIP

As of October 31, 2013 Messrs. Wilby, Cisilino, Craige, Halkett, Oliver and Perry did not beneficially own any shares of Harbor Emerging Markets Debt Fund.

THE PORTFOLIO MANAGERS

Pacific Investment Management Company, LLC	CONFLICTS OF INTEREST

From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest may also arise as a result of PIMCO’s other business activities and PIMCO’s possession of material non-public information about an issuer. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

Conflicts potentially limiting a Fund’s investment opportunities may also arise when the Fund and other PIMCO clients invest in different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other PIMCO clients or PIMCO may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting a Fund’s investment opportunities.

Additionally, if PIMCO acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager may be restricted from purchasing securities or selling securities for a Fund. When making investment decisions where a conflict of interest may arise, PIMCO will endeavor to act in a fair and equitable manner as between a Fund and other clients; however, in certain instances the resolution of the conflict may result in PIMCO acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of a Fund.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.

COMPENSATION

PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes an incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, discretionary performance bonus, and may include an equity or long term incentive component.

Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

THE PORTFOLIO MANAGERS

Pacific Investment Management Company, LLC —

continued

The Total Compensation Plan consists of three components:

•

Base Salary — Base salary is determined based on core job responsibilities, positions/levels, and market factors. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or a significant change in the market. Base salary is paid in regular installments throughout the year and payment dates are in line with local practice.

•

Performance Bonus — Performance bonuses are designed to reward individual performance. Each professional and his or her supervisor will agree upon performance objectives to serve as a basis for performance evaluation during the year. The objectives will outline individual goals according to pre-established measures of the group or department success. Achievement against these goals as measured by the employee and supervisor will be an important, but not exclusive, element of the Compensation Committee’s bonus decision process. Final award amounts are determined at the discretion of the Compensation Committee and will also consider firm performance.

•

Equity or Long Term Incentive Compensation — Equity allows key professionals to participate in the long-term growth of the firm. This program provides mid to senior level employees with the potential to acquire an equity stake in PIMCO over their careers and to better align employee incentives with the firm’s long-term results. These options vest over a number of years and may convert into PIMCO equity which shares in the profit distributions of the firm. M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time. Employees who reach a total compensation threshold are delivered their annual compensation in a mix of cash and option awards. PIMCO incorporates a progressive allocation of option awards as a percentage of total compensation which is in line with market practices.

In certain countries with significant tax implications for employees to participate in the M Unit Option Plan, PIMCO continues to use the Long Term Incentive Plan (“LTIP”) in place of the M Unit Option Plan. The LTIP provides cash awards that appreciate or depreciate based upon PIMCO’s performance over a three-year period. The aggregate amount available for distribution to participants is based upon PIMCO’s profit growth.

Participation in the M Unit Option Plan and LTIP is contingent upon continued employment at PIMCO.

In addition, the following non-exclusive list of qualitative criteria may be considered when specifically determining the total compensation for portfolio managers:

•

3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any Fund or any other account managed by that portfolio manager.

Profit Sharing Plan — Portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Compensation Committee, based upon an individual’s overall contribution to the firm.

SECURITIES OWNERSHIP

As of October 31, 2013 Mr. Gross did not beneficially own any shares of Harbor Bond Fund, Mr. Worah did not beneficially own any shares of Harbor Commodity Real Return Strategy Fund or Harbor Real Return Fund, and Mr. Dialynas did not beneficially own any shares of Harbor Unconstrained Bond Fund.

Fischer Francis Trees & Watts, Inc.	CONFLICTS OF INTEREST

Conflicts of interest of the type that may arise when an investment adviser serves as an adviser to both a mutual fund and to other segregated accounts are minimized at FFTW by FFTW’s investment management decision making process and FFTW’s trade allocation policy.

THE PORTFOLIO MANAGERS

Fischer Francis Trees & Watts, Inc. —

continued

FFTW’s investment team is organized into teams by product area. The teams are responsible for determining strategy for all portfolios within their group. Views are debated and strategy is determined in weekly strategy sessions, with the participation of heads of each product team. Strategy and positions are expressed in terms of risk exposures relative to a benchmark which are then translated into portfolio positions according to each client’s benchmark and guideline parameters.

Every portfolio, including mutual fund portfolios, is assigned to a Portfolio Manager within the relevant product area. The Portfolio Manager is responsible for ensuring the implementation of the product strategy in each portfolio, subject to benchmark limitations and guideline parameters. The portfolio manager either executes trades in the portfolio himself or delegates to another member of the investment team who assumes responsibility for issue selection within that sector. This process ensures that investment decisions for specific portfolios are consistent with the strategy for the product area, taking into account the individual portfolio’s benchmark, risk parameters and investment guidelines.

In terms of setting a portfolio’s risk parameters, these are established at the portfolio’s inception, based upon the client’s investment guidelines and overall risk preferences. The Portfolio Manager and the Client Portfolio Manager monitor the portfolio’s compliance with such parameters on an ongoing basis, while ultimately the Legal, Compliance and Operational Risk group assumes responsibility for ensuring guideline compliance.

This process ensures that strategy is determined at the product level and executed across all portfolios within that product grouping, subject only to pre-determined risk parameters and to client guideline and benchmark parameters.

As a matter of policy, block transactions are allocated fairly and equitably across all participating accounts utilizing the automated, non-preferential proprietary trade execution system. The system allocates the trades according to each participating portfolio’s size and pre-determined, pre-programmed risk profile. The system allows traders to record simple trades as well as helping them to construct complex trades when they declare a goal in terms of allocation or exposure, given specific trading parameters. The system will determine individual trades for each portfolio, automatically adjusting allocations to maintain guideline compliance. The automated allocation system ensures that no managed account is favored with respect to the selection of securities or timing of purchase or sale of securities over another account.

Trade allocation and best execution practices are monitored and reviewed on a monthly and quarterly basis, respectively, as part of the Compliance Monitoring Program, which is carried out independently by FFTW’s Legal, Compliance and Operational Risk group. This review takes into consideration FFTW’s trading procedures and the nature of the fixed income markets. FFTW utilizes a third party vendor to assist with the best execution review process. For instruments not currently covered by the vendor reports (Futures and FX forwards) the following method continues to be used: Trade execution prices for a sampling of trades are compared with an independent source. An explanation is sought from the investment professional in the event of significant variance between the trade execution price and the price determined by the independent source. The variance is noted and included in a report issued to senior management on a quarterly basis. Any deviations which occurred from FFTW’s policy to allocate investment opportunities fairly and equitably across all participating accounts would be identified during this review.

As described above, FFTW’s investment decision-making and trade allocation policies and procedures are designed to ensure that none of the firm’s clients are disadvantaged in the firm’s management of accounts. Additionally, the firm’s internal controls are tested on a routine schedule as part of FFTW’s Compliance Monitoring Program and annually, the firm engages its external auditor to perform a SSAE 16 exam.

COMPENSATION

FFTW, a member of BNP Paribas Investment Partners (“IP”), the global brand name for the asset management business of BNP Paribas SA (“BNPP”), aims to provide all staff with total compensation packages that are competitive with the applicable local market (New York, Paris, London and Singapore). Compensation is based on a combination of individual, team, and firm. FFTW has a carefully considered approach to compensation (described below) which is a significant factor in retaining both key and promising employees.

FFTW aims to attract and retain staff with total compensation packages competitive with the applicable local market (New York and London). Compensation is based on a combination of individual, team, and firm performance. There are three standard components of the remuneration structure for professional staff based on market survey data: salary, discretionary bonus and long term incentives. A significant portion of remuneration for investment professionals is variable compensation, which is dependent on their investment results and value-added results for clients, as well as other important responsibilities such as contributions to developing the investment process and interaction with clients. Discretionary bonuses are available to all qualified employees. Senior professionals are eligible for the third component which is the long term incentive program designed to retain key performers and link their rewards to the

THE PORTFOLIO MANAGERS

Fischer Francis Trees & Watts, Inc. —

continued

firm and IP performance. Employees whose compensation is over a certain threshold receive part of their bonus in a key contributor’s deferral plan linked to overall BNPP performance. Key investment professionals also are eligible for an additional bonus as part of IP’s long term incentive plan which is linked to IP performance.

SECURITIES OWNERSHIP

As of October 31, 2013, Mr. O’Donnell did not beneficially own any shares of Harbor Money Market Fund.

Harbor Capital Advisors, Inc.	CONFLICTS OF INTEREST

While it is possible that potential conflicts of interest may arise in connection with the portfolio managers’ management of the Target Retirement Funds, most of these potential conflicts are mitigated by the Adviser’s use of the manager-of-managers approach whereby the Adviser selects and oversees subadvisers who are responsible for the day-to-day management of the assets of the underlying Harbor Funds. A potential conflict of interest may arise, for example, if the portfolio managers were to allocate more assets of the Target Retirement Funds to those underlying Harbor Funds with higher management fees. The Adviser follows a well-defined asset allocation process for the Target Retirement Funds to limit this potential conflict of interest.

COMPENSATION

The Adviser’s compensation methodology for the portfolio managers consists of the following components:

(1)	Base Salary. Base salary is a fixed amount determined at the beginning of each calendar year. Each portfolio manager’s base salary is based upon the responsibilities of his or her position with the Adviser, years of service and contribution to the long-term performance of the Adviser.

(2)	Annual Cash Bonus. Portfolio managers generally participate in at least one and possibly more bonus programs of the Adviser.

A.	Profit Sharing Plan (PSP). Virtually every employee of the Adviser participates in the PSP or a similar program. The PSP provides for a possible incentive payment based upon the Adviser’s EBIT (earnings before interest and taxes) margin percentage compared to its budgeted EBIT margin percentage. Good control over costs is an important factor in achieving the PSP objectives.

B.	Senior Management Incentive Program (SMIP). Most senior professionals of the Adviser participate in the SMIP or a similar incentive plan. The objectives of the SMIP can vary from year to year, although for front-line portfolio managers, objectives will include performance of the Target Retirement Funds compared to benchmarks, performance against budgeted earnings and other objectives as may be determined from year to year.

Target percentages for both the PSP and SMIP are established as a percentage of each portfolio manager’s base salary. The target percentages used in the calculation of both the PSP and SMIP are determined through an annual performance evaluation process based on qualitative and quantitative factors.

SECURITIES OWNERSHIP

As of October 31, 2013, Mr. Collins beneficially owned shares of Harbor Target Retirement 2035 Fund with a value between [$50,001 and $100,000,] Mr. Herbert beneficially owned shares of Harbor Target Retirement 2040 Fund with a value between [$100,001 and $500,000], and Ms. Molenda beneficially owned shares of Harbor Target Retirement 2030 Fund with a value between [$100,001 and $500,000] and shares of Harbor Target Retirement 2035 Fund and Harbor Target Retirement 2050 Fund, each with a value between [$10,001 and $50,000]. As of October 31, 2013, Mr. Van Hooser did not beneficially own any shares of any of the Target Retirement Funds.

THE DISTRIBUTOR

Harbor Funds Distributors, Inc.	Harbor Funds Distributors, Inc. (the “Distributor”) acts as the principal underwriter and distributor of each Fund’s shares and continually offers shares of the Funds pursuant to a distribution agreement approved by the Trustees. Its mailing address is Harbor Funds Distributors, Inc., 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302. David G. Van Hooser is a Director, the Chief Executive Officer and Chief Financial Officer of the Distributor; Charles F. McCain is a Director, an Executive Vice President and Chief Compliance Officer of the Distributor; Anmarie S. Kolinski is an Executive Vice President and Treasurer of the Distributor; Charles P. Ragusa is an Executive Vice President and Anti-Money Laundering Compliance Officer of the Distributor; and Susan A. DeRoche is a Senior Vice President and Secretary of the Distributor. The Distributor is a Delaware corporation, a registered broker-dealer and a wholly-owned subsidiary of the Adviser.

Harbor Funds has authorized one or more brokers to accept on its behalf purchase and redemption orders. These brokers are authorized to designate other intermediaries to accept purchase and redemption orders on Harbor Funds’ behalf. Harbor Funds is deemed to have received a purchase or redemption order when an authorized broker or, if applicable, the broker’s authorized designee, receives the order prior to the close of regular trading on the NYSE. Shareholders’ orders will be priced at the net asset value per share next determined after they are accepted in good order by an authorized broker or the broker’s authorized designee.

Distribution Plans	The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act with respect to each Fund’s Administrative Class shares and Investor Class shares (collectively the “Plans”). Each Fund, pursuant to the Plans, pays the Distributor compensation at the annual rate of up to 0.25% of the average daily net assets of Administrative Class shares and of Investor Class shares.

All of the Plans compensate the Distributor for the purpose of financing any activity which is primarily intended to result in the sale of Administrative and Investor Class shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for (other than existing shareholders) prospective shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges, payments of recordkeeping fees under recordkeeping arrangements, or payments of service fees under shareholder service arrangements; and costs of administering each Plan.

Amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by the Distributor on behalf of each Fund. The Plans do not obligate the Funds to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under the Plans. Thus, even if the Distributor’s actual expenses exceed the fee payable to the Distributor at any given time, the Funds will not be obligated to pay more than that fee. If the Distributor’s expenses are less than the fee it receives, the Distributor will retain the difference.

The Distributor may from time to time waive or reduce any portion of its 12b-1 fee for Administrative Class shares and Investor Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, the Distributor will retain its ability to be reimbursed for such fee prior to the end of each fiscal year.

Selected dealers and other financial intermediaries entitled to receive compensation for selling Fund shares and/or providing recordkeeping and/or shareholder servicing services to the intermediaries’ customers who invest in a Fund may receive different compensation related to shares of one particular class over another. Under the Plans, certain financial intermediaries that have entered into service agreements and that sell shares of the Funds on an agency basis, may receive payments from the Distributor pursuant to the respective Plans for distribution services and/or providing shareholder servicing services to the intermediaries’ customers who invest in a Fund.

Payments for distribution and service fees are accrued daily and may not exceed 0.25% per annum of daily net assets attributable to Administrative Class shares and Investor Class shares, respectively.

Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of FINRA.

As required by Rule 12b-1, the Plans and related forms of agreements were approved by the Board of Trustees, including a majority of the trustees who are not “interested persons” (as defined in the Investment Company Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the “Rule 12b-1 Trustees”). In approving the Plans in accordance with the requirements of Rule 12b-1, the Trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.

The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and/or the classes of each Fund and its shareholders include, but are not limited to, the following: (1) lower brokerage costs; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

THE DISTRIBUTOR

Distribution Plans —

continued

Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the Trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

Actual Fees Paid to Harbor Funds Distributors Pursuant to the Distribution Plans	The actual fees paid by the Funds to the Distributor pursuant to the Plans for the year ended October 31, 2013, were as follows:

	Total Paid to Distributor		Retained by Distributor[1]		Paid to Intermediaries[2]
	Administrative Class (000s)	Investor Class (000s)	Administrative Class (000s)	Investor Class (000s)	Administrative Class (000s)	Investor Class (000s)
DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund
Harbor Mid Cap Growth Fund
Harbor Small Cap Growth Fund
Harbor Small Cap Growth Opportunities Fund[3]
Harbor Large Cap Value Fund
Harbor Mid Cap Value Fund
Harbor Small Cap Value Fund
INTERNATIONAL AND GLOBAL EQUITY FUNDS
Harbor International Fund
Harbor International Growth Fund
Harbor Global Value Fund
Harbor Global Growth Fund
Harbor Emerging Markets Equity Fund[4]
STRATEGIC MARKETS FUNDS
Harbor Commodity Real Return Strategy Fund
Harbor Unconstrained Bond Fund
FIXED INCOME FUNDS
Harbor Convertible Securities Fund
Harbor Emerging Markets Debt Fund
Harbor High-Yield Bond Fund
Harbor Bond Fund
Harbor Real Return Fund
Harbor Money Market Fund
TARGET RETIREMENT FUNDS
Harbor Target Retirement Income Fund
Harbor Target Retirement 2010 Fund
Harbor Target Retirement 2015 Fund
Harbor Target Retirement 2020 Fund
Harbor Target Retirement 2025 Fund
Harbor Target Retirement 2030 Fund
Harbor Target Retirement 2035 Fund
Harbor Target Retirement 2040 Fund
Harbor Target Retirement 2045 Fund
Harbor Target Retirement 2050 Fund

[1]	Amounts retained by the Distributor for administrative expenses.
[2]	Amounts paid by the Distributor to intermediaries for the distribution, recordkeeping, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services.
[3]	Commenced operations February 1, 2014
[4]	Commenced operations November 1, 2013.

THE SHAREHOLDER SERVICING AGENT

Harbor Services Group, Inc.	Harbor Services Group, Inc. (the “Shareholder Servicing Agent”) acts as the shareholder servicing agent for each Fund and in that capacity maintains certain financial and accounting records of the Funds. Its mailing address is P.O. Box 804660, Chicago, IL 60680-4108. The Shareholder Servicing Agent is a Delaware corporation, a registered transfer agent and a wholly-owned subsidiary of the Adviser. David G. Van Hooser and Charles F. McCain are Directors of the Shareholder Servicing Agent; Charles P. Ragusa is the President of the Shareholder Servicing Agent; Charles F. McCain is the Chief Compliance Officer of the Shareholder Servicing Agent; Anmarie S. Kolinski is the Chief Financial Officer of the Shareholder Servicing Agent; and Susan A. DeRoche is Assistant Secretary of the Shareholder Servicing Agent.

The Shareholder Servicing Agreement has been approved by the Trustees of the Funds (except the Target Retirement Funds) and provides for compensation up to the following amounts per class of each Fund (except the Target Retirement Funds):

Share Class	Transfer Agent Fees
Institutional Class	0.06% of the average daily net assets of all Institutional Class shares.
Administrative Class	0.06% of the average daily net assets of all Administrative Class shares.
Investor Class	0.18% of the average daily net assets of all Investor Class shares.

The Target Retirement Funds provide for compensation up to the following amounts per class of each Target Retirement Fund:

Share Class	Transfer Agent Fees
Institutional Class	0.00% of the average daily net assets of all Institutional Class shares.
Administrative Class	0.00% of the average daily net assets of all Administrative Class shares.
Investor Class	0.12% of the average daily net assets of all Investor Class shares.

Payments to Financial Intermediaries	The Shareholder Servicing Agent, the Distributor, the Adviser and/or their affiliates pay fees to unaffiliated intermediaries for providing certain sub-accounting, recordkeeping and/or similar services to shareholders who hold their shares through accounts that are maintained by the intermediary. These include participants in employee benefit or retirement plans and shareholders who invest through financial intermediaries. These fees may consist of per fund or per sub-account charges which are assessed on a periodic basis (i.e., per year) and/or an asset based fee which is determined based upon the value of the assets maintained by the intermediary. These fees are paid by the Shareholder Servicing Agent out of the transfer agent fees received by the Shareholder Servicing Agent and/or by the Distributor or Adviser out of their own assets, and are not separately paid by the Funds. Because all or a substantial portion of the assets of the Shareholder Servicing Agent, Adviser and Distributor are attributable to fees paid by the Funds, the Funds could be considered to be indirectly paying some or all of these fees to the financial intermediaries when those fees are paid by the Shareholder Servicing Agent, Adviser and/or Distributor out of their own assets. These fees may be in addition to any distribution and shareholder servicing (12b-1) fees received by the Distributor or transfer agent fees received by the Shareholder Servicing Agent. The unaffiliated intermediaries that may be compensated by the Shareholder Servicing Agent, the Distributor or Adviser or its affiliates include employee benefit plan and retirement plan administrators, broker-dealers, banks, trust companies and other financial institutions which maintain accounts for their customers in the Funds. The Adviser may also pay an asset-based fee to an affiliate of its parent company, Robeco, for activities related to the marketing of the Funds outside of the U.S. This asset-based fee is determined based upon the value of the assets sold to shareholders located in certain countries outside of the U.S. The fee is paid out of the Adviser’s own assets and is not paid separately by the Funds.

CODE OF ETHICS

Code of Ethics	Harbor Funds, the Adviser, the Distributor and each Subadviser have each adopted a code of ethics that complies in all material respects with Rule 17j-1 under the Investment Company Act. These codes of ethics are designed to prevent trustees/directors, officers and designated employees (“Access Persons”) who have access to information concerning portfolio securities transactions of Harbor Funds from using that information for their personal benefit or to the disadvantage of Harbor Funds. These codes of ethics are also designed to prevent both Access Persons and all employees of the Adviser from profiting from short-term trading in shares of any Harbor Funds (except Harbor Money Market Fund, which is not subject to the same short-term trading restrictions). The codes of ethics do permit Access Persons to engage in personal securities transactions for their own account, including securities that may be purchased or held by Harbor Funds, but impose significant restrictions on such transactions and require Access Persons to report all of their personal securities transactions (except for transactions in certain securities where the potential for a conflict of interest is very low, such as unaffiliated open-end mutual fund shares and money market instruments). Each of the codes of ethics is on public file with, and is available from, the SEC.

Because each Subadviser is an entity not otherwise affiliated with Harbor Funds or the Adviser, the Adviser relies on each Subadviser to fulfill its responsibility for monitoring the personal trading activities of the Subadviser’s personnel in accordance with that Subadviser’s code of ethics. Each Subadviser provides Harbor Funds’ Board of Trustees with a quarterly certification of the Subadviser’s compliance with its code of ethics and with Rule 17j-1 and a report of any significant violations of its code.

PORTFOLIO HOLDINGS

Portfolio Holdings Disclosure Policy	The Board of Trustees of Harbor Funds has adopted policies and procedures which govern the disclosure of the Funds’ portfolio holdings and the disclosure of statistical information about the Funds’ portfolios.

These policies and procedures are designed to strike an appropriate balance between providing enough information to help investors understand the Funds’ recent historical performance and at the same time ensuring that investors do not receive information which would enable them to trade based on that information to the detriment of the Fund or its other shareholders. As an overarching principal, these policies and procedures prohibit the Funds and any service provider to the Funds, including the Adviser, from entering into any arrangement to receive any compensation or consideration, either directly or indirectly, in return for the disclosure of a Fund’s non-public portfolio holdings.

These policies and procedures provide that each Fund’s (except for the Harbor Money Market Fund and the Harbor Target Retirement Funds) list of portfolio holdings is published quarterly with a 15-day lag, on www.harborfunds.com and top ten portfolio holdings as a percentage of its total net assets are published quarterly, with a 10-day lag, on www.harborfunds.com. This information remains available on Harbor Funds’ website until the information is updated for the subsequent period. For the Harbor Money Market Fund, full portfolio holdings are published no later than the 5th business day after each month end on www.harborfunds.com and remain available for six months following the date of publication. For the Harbor Target Retirement Funds, full portfolio holdings are published on the 15th day after each month end and on the 10th day after each quarter end on www.harborfunds.com. The portfolio holdings information published for the Harbor Target Retirement Funds consists only of the Target Retirement Funds’ investments in the underlying Harbor funds but not information about the underlying Harbor funds’ direct investments.

For purposes of these policies and procedures, “portfolio holdings” means the individual securities or other instruments held by a Fund. This includes equity and fixed income securities, such as stocks and bonds, and derivative contracts, such as futures, options and swaps held by the Funds. “Portfolio holdings” does not include information that is derived from (but does not include) individual portfolio holdings, such as statistical information about a Fund or a Fund’s aggregate cash position. Statistical information includes information such as how a Fund’s portfolio is divided (in percentage terms) among various industries, sectors, countries, value and growth stocks, small, mid and large cap stocks, credit quality ratings, and maturities. Statistical information also includes financial characteristics about a Fund’s portfolio such as alpha, beta, R-squared, information ratio, Sharpe ratio, various earnings and price based ratios (such as price-to-earnings, price-to-book, and earnings growth), duration, maturity, market capitalization, and portfolio turnover.

While statistical information is not considered “portfolio holdings,” the policies and procedures adopted by the Board of Trustees of Harbor Funds limit the disclosure of statistical information derived from portfolio holdings which have not yet been publicly disclosed to further ensure that such information could not be used in a manner that is adverse to the Funds. Specifically, statistical information derived from non-public portfolio holdings data may only be based on a Fund’s month end portfolio holdings data and then may only be released beginning 5 days after that month end date. In addition, only the Officers of the Trust and certain employees of Harbor Capital are authorized to release such statistical information and they may not do so if they reasonably believe that the recipient of that statistical information, could use that information as a basis on which to trade in the Fund shares to the detriment of the Fund or its other shareholders. Statistical information may be provided to existing or potential shareholders in the Funds and to their representatives for the sole purpose of helping to explain a Fund’s recent historical performance.

Current and prospective investors from time to time may request different or more extensive historical portfolio holdings information for a Fund than has previously been publicly disclosed (such as information as of dates other than prior calendar and fiscal quarter ends) to assist them in their assessment of the consistency of the Subadviser’s investment process through different past market environments. To the extent the requested portfolio holdings information is for periods that precede the date of the most recent publicly disclosed portfolio holdings information, it is considered stale and may be released to investors or prospective investors and others upon request without needing to be separately publicly disclosed. Because historical portfolio holdings information must have been superseded by the public disclosure of more recent portfolio holdings information before it can be released, the information should normally not enable any recipient to trade for its own benefit to the detriment of the Fund.

The policies and procedures adopted by the Board of Trustees of Harbor Funds also prohibit the disclosure of non-public portfolio holdings to third parties except in certain limited circumstances where Harbor Funds or a service provider has a legitimate business purpose for disclosing that information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the non-public information. The Chief Compliance Officer of Harbor Funds must authorize any such disclosure in those limited circumstances.

PORTFOLIO HOLDINGS

Portfolio Holdings Disclosure Policy —

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Non-public portfolio holdings are disclosed daily, with no lag, to the following persons for the sole purpose of assisting the service provider in carrying out its designated responsibilities for the Fund or Funds:

•	The Adviser with respect to all Funds and each Subadviser solely with respect to the Fund for which it serves as Subadviser;

•	The Funds’ custodian and accounting agent;

•	FactSet Research System Inc., which provides data collection and analytic services, for the sole purpose of assisting the Adviser in assessing the Funds’ performance and portfolio attributes;

•	Glass, Lewis & Co. LLC, which provides proxy voting information services for the sole purpose of assisting the Adviser in voting proxies on behalf of the equity Funds;

•	Institutional Shareholder Services (“ISS”), which provides proxy voting information services for the sole purpose of assisting the Adviser in voting proxies on behalf of the equity Funds;

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R.R. Donnelley & Sons Company, which provides services for the sole purpose of assisting the Adviser in the preparation of financial and related reports for the Funds that are included in periodic reports made publicly available to Fund shareholders, such as the annual and semi-annual shareholder reports, and in other required regulatory filings;

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FactSet Research Systems Inc., Bloomberg L.P. and Mathias & Carr, each of whom provide services to Jennison, for the sole purpose of assisting Jennison in performing its services as Subadviser to Harbor Capital Appreciation Fund;

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Brown Brothers Harriman & Co., FactSet Research Systems, Inc., Glass, Lewis & Co., Investment Technology Group, Inc., Markit WSO Corporation, and State Street Bank and Trust Company, each of whom provide services to Wellington Management, for the sole purpose of assisting Wellington Management in performing its services as Subadviser to Harbor Mid Cap Growth Fund;

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FactSet Research Systems, Inc., Eze Castle Software, Lightport, Abel Noser, Compliance11, LightSpeed Data Solutions, Bloomberg and Advent Portfolio Exchange, which provides services to Westfield, for the sole purpose of assisting Westfield in performing its services as Subadviser to Harbor Small Cap Growth Fund;

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Factset Research Systems, Inc., Eze Castle Software, Advent Portfolio Exchange, ISS and Omgeo LLC,, which provides services to Elk Creek, for the sole purpose of assisting Elk Creek in performing its services as Subadviser to Harbor Small Cap Growth Opportunities Fund;

•	Northern Trust, which provides services to LSV, for the sole purpose of assisting LSV in performing its services as Subadviser to Harbor Mid Cap Value Fund;

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Advent Software, Inc. and FactSet Research Systems, Inc., each of whom provide services to EARNEST Partners, for the sole purpose of assisting EARNEST Partners in performing its services as Subadviser to Harbor Small Cap Value Fund;

•	Bloomberg L.P., which provides services to Northern Cross, for the sole purpose of assisting Northern Cross in performing its services as Subadviser to Harbor International Fund;

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Factset Research Systems, Inc., StatPro, SunGard APT, UBS PAS and Style Research, each of whom provide services to Baillie Gifford, for the sole purpose of assisting Baillie Gifford in performing its services as Subadviser to Harbor International Growth Fund;

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Eze Castle Software, MSCI Inc., Omgeo LLC, Sunguard Data System Inc., and Swift, each of whom provide services to Oaktree, for the sole purpose of assisting Oaktree in performing its services as Subadviser to Harbor Emerging Markets Equity Fund;

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Charles River Systems, Inc., Omgeo LLC, Misys International Banking Systems, Inc., Eagle Investment Systems Corp., Electra Securities Transaction and Asset Reconciliation System (STaARS), FactSet Research Systems Inc., Interactive Data Corporation, ISS, and LexisNexis, each of whom provide services to Causeway, for the sole purpose of assisting Causeway in performing its services as Subadviser to the Harbor Global Value Fund;

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FactSet Research Systems, Inc., Bloomberg L.P., Advent Software, Inc., Broadridge Financial Solutions, Inc., RiskMetrics Group and ITG Macgregor XIP, each of whom provide services to Marsico, for the sole purpose of assisting Marsico in performing its services as Subadviser to Harbor Global Growth Fund;

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FactSet Research Systems Inc., Bloomberg L.P., Electra Information Systems, Inc. and Kynex, Inc., each of whom provide services to Shenkman Capital, for the sole purpose of assisting Shenkman Capital in performing its services as Subadviser to Harbor High-Yield Bond Fund and Harbor Convertible Securities Fund;

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Certain limited information regarding the Harbor High-Yield Bond Fund’s non-public portfolio holdings is disclosed on a monthly basis to KPMG, LLP (“KPMG”), a public accounting firm, which is an investor in the Harbor High-Yield Bond Fund, and to R.V. Kuhns & Associates, Inc., an investment consultant to KPMG. Such disclosure is limited to information regarding the extent to which the Fund maintains investments, if any, in certain companies that are significant audit clients of KPMG and is made for the sole purpose of enabling KPMG to monitor its exposure to such companies to comply with auditor independence requirements;

PORTFOLIO HOLDINGS

Portfolio Holdings Disclosure Policy —

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FactSet Research Systems Inc., Bloomberg L.P., Electra Information Systems, Inc., Markit WSO Corporation and Kynex, Inc., each of whom provide services to Stone Harbor Investment Partners LP, for the sole purpose of assisting Stone Harbor in performing its services as Subadviser to Harbor Emerging Markets Fund; and

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Advent Software, Inc., ISS, and CapitalIQ, each of whom provide services to Aristotle Capital Management, LLC for the sole purpose of assisting Aristotle in performing its services as Subadviser to Harbor Large Cap Value Fund.

Harbor Funds seeks to avoid potential conflicts between the interests of the Funds’ shareholders and those of the Funds’ service providers and ensure that non-public portfolio holdings information is disclosed only when such disclosure is in the best interests of a Fund and its shareholders. Harbor Funds seeks to accomplish this by permitting such disclosure solely for the purpose of assisting the service provider in carrying out its designated responsibilities for the Fund or Funds and by requiring any such disclosure to be authorized in the manner described above. The Board of Trustees receives a report at least annually concerning the effectiveness and operation of the Funds’ policies and procedures, including those governing the disclosure of portfolio information.

PROXY VOTING

Proxy Voting Policy	The Board of Trustees has adopted proxy voting policies, procedures and guidelines (the “Proxy Voting Guidelines”) to govern the voting of proxies by each Harbor fund that invests in equity securities. The Board has delegated the responsibility for the administration of the proxy voting process generally and the voting of the proxies specifically to the Proxy Voting Committee (the “Committee”) of the Trust. The Committee is comprised of a Trustee and officers of the Trust and employees of the Adviser with relevant experience or responsibilities. The Committee reports directly to the Board.

OVERALL OBJECTIVE

The objective of the Proxy Voting Guidelines established by the Board is to support proxy proposals and director nominees that the Committee believes will maximize the value of a Fund’s investment in portfolio securities over the long term. While the objective is straight forward, the Funds receive a broad range of proposals that are frequently complex. As a result, the Proxy Voting Guidelines are designed to provide the Committee with a framework for assessing each proposal and delineate factors that the Committee should consider as part of its voting decision. The Committee evaluates each proposal on its own merits taking into account the particular facts and circumstances presented.

The Committee is obligated to vote proxies in a manner which is consistent with its fiduciary duty to act in the best interests of each Fund and its shareholders. Normally, this means that the Committee will cast votes in accordance with the Proxy Voting Guidelines. However, in the event the Proxy Voting Guidelines do not address a particular proposal adequately, the Committee may vote in a manner which it believes, based upon an assessment of the facts and circumstances of a particular proposal, is in the best interests of the respective Fund and its shareholders.

The Committee also is responsible for making recommendations and providing guidance to the Board as to the nature and scope of the Proxy Voting Guidelines based upon its experience in voting proxies. The Committee also is responsible for apprising the Board of current developments, both from an industry and regulatory perspective, which the Committee believes may affect the Proxy Voting Guidelines or the administration of the proxy voting process by the Committee. Furthermore, the Committee is responsible for reporting to the Board at least annually on the proxy voting process, including a summary of the proxy voting results for each Fund and any instance, expected to be rare, in which a vote was cast in a manner that deviated from the Proxy Voting Guidelines.

VOTING PROCESS

In order to facilitate the proxy voting process, Harbor Funds has retained Glass, Lewis & Co. (“Glass Lewis”), an independent proxy voting agent, to assist in the proxy voting process. Glass Lewis is responsible for collecting, reviewing, and analyzing each proxy received by a Fund and notifying the Committee that a proxy vote is required. The Adviser also has retained Institutional Shareholder Services (“ISS”), a division of RiskMetrics, to provide additional research, analysis and voting recommendations.

In evaluating proxy proposals, the Committee considers information from many sources, including, but not limited to, the Subadvisers, management or shareholders of a company presenting a proposal, and independent proxy research services (currently, Glass Lewis and ISS). Glass Lewis and ISS provide an analysis of the proxy proposals and specific vote recommendation to assist in the proxy research process. While the Committee will normally take into account the information provided by Glass Lewis and ISS, the Committee is responsible for making all voting decisions in accordance with the Proxy Voting Guidelines and the Committee’s fiduciary duty to act in the best interests of each Fund and its shareholders. The Committee is responsible for maintaining appropriate documentation and assuring that it adequately reflects the basis for any vote that is cast in a manner that deviates from the Proxy Voting Guidelines.

PROXY VOTING GUIDELINES

The Board of Trustees has established the Proxy Voting Guidelines to cover many of the issues that frequently occur in proxy voting. However, the Proxy Voting Guidelines cannot cover all possible voting scenarios or proposals that the Funds may receive. In the absence of a specific guideline, the Committee must evaluate each proposal and vote each proxy in a manner that is consistent with the objective and spirit of the Proxy Voting Guidelines. It is also permissible for the Committee to refrain from voting a proxy if it determines that it would be in the best interests of the Fund and its shareholders not to vote in that instance. This may arise when voting would result in the imposition of trading or similar restrictions on a Fund or when the expected cost of voting exceeds the benefits of voting.

The following is a summary of the more significant Proxy Voting Guidelines established by the Board:

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Consideration Given Company Recommendations. One of the primary factors a Fund portfolio manager considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Proxy Voting Guidelines were developed with the recognition that an operating company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to oversight by the company’s board of directors, while staying focused on maximizing shareholder value. Accordingly, the Board believes that the recommendation of the company’s board of directors and management

PROXY VOTING

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continued

on most issues should be given weight in determining how proxy issues should be voted. This reflects the basic investment philosophy that good management is shareholder focused. However, the position of the company’s board or directors or management will not be supported in any situation where that position is found not to be in the best interests of the Fund. As a result, the Board expects that the Funds would vote against a proposal recommended by the company’s board of directors or management when they conclude that a particular proposal may adversely affect the long-term investment merits of owning stock in that portfolio company.

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Boards of Directors and Director Nominees. The Funds generally support boards of directors and director nominees of companies with a majority of independent directors and key committees that are comprised entirely of independent directors. The Funds generally support all directors on the nominating committee when the committee is made up of a majority of independent directors and when the nominating committee is chaired by an independent board member. The Funds also will support inside directors who serve on the nominating committee of a company that is majority controlled by such inside director or affiliated beneficial owners. The Funds will withhold votes from inside directors who serve on the compensation and audit committees, unless the company is majority controlled by such inside director or affiliated beneficial owners. The Funds will generally withhold votes for outside directors who do not meet certain criteria relating to the directors’ independence. The Funds generally withhold votes from any director who misses more than one-fourth of scheduled board meetings without valid reasons for absences and generally withhold votes from directors who sit on an excessive number of public company boards.

The Funds hold directors accountable for the actions of the committees on which the directors serve. In most cases, the Funds generally support efforts to declassify existing boards and will vote against efforts by companies to adopt classified board structures.

In the case of contested board elections, the Committee evaluates the nominees’ qualifications and the performance of the incumbent board, as well as the rationale behind the dissidents’ campaign.

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Majority Vote Standard. The Funds will consider each proposal on a case-by-case basis, but generally will support efforts to implement a majority vote standard for the election of directors. However, the Funds also will take into account the extent to which a company has taken other reasonable steps to achieve the same objective and may vote against a majority vote proposal when the Funds believe such other steps are in fact reasonable.

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Cumulative Voting. The Funds generally will vote against cumulative voting proposals on the premise that cumulative voting allows shareholders a voice in director elections that is disproportionate to the shareholders’ economic investment in the company. Cumulative voting allows a shareholder to cast all of his or her votes for a single director.

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Approval of Independent Auditors. The Funds generally support a relationship between a company and its auditors that is limited primarily to the audit, although it may include certain closely related activities that do not, in the aggregate, cause the auditor’s independence to be impaired. The Funds generally support the board’s recommendation for the ratification of the auditor except in instances where audit and audit-related fees make up less than 50% of the total fees paid by the company to the audit firm. The Funds will evaluate on a case-by-case basis those situations in which the audit and audit-related fees make up less than 50% of the total fees paid by the company to the audit firm to determine whether the Funds believe independence has been compromised.

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Equity-based compensation plans and bonus plans. The Funds support appropriately designed stock-based compensation plans, administered by an independent committee of the board and approved by shareholders, to align the interests of long-term shareholders and the interests of management, employees, and directors. The Funds oppose stock-based compensation plans that substantially dilute the Funds’ ownership interest in the company, provide participants with excessive awards, or have structural features that are not in the best interests of the Funds’ shareholders. The Funds will evaluate stock-based compensation proposals on several factors to determine whether a particular plan or proposal balances the perspectives of employees and the company’s other shareholders. The Funds will generally vote against stock-based compensation plans where the total potential dilution exceeds certain thresholds or if annual option grants exceed a certain percentage of shares outstanding. The Funds also will vote against plans that have any of the following features: the ability to re-price underwater options, the ability to issue options with an exercise price below the stock’s current market price, the ability to issue reload options and the automatic share replenishment (“evergreen”) feature.

The Funds generally will support reasonable measures intended to increase long-term stock ownership by executives.

The Funds may support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value. In the case of foreign company employee stock purchase plans, the Funds may permit a lower minimum stock purchase price equal to the prevailing best practices or customary standards in the relevant foreign market.

PROXY VOTING

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The Funds generally will vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

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Anti-Takeover and Corporate Governance Issues. The Funds believe that shareholders should have voting power equal to their equity interest in the company and should be able to approve (or reject) changes to the corporation’s by-laws by a simple majority vote. Accordingly, the Funds support proposals to remove super-majority voting requirements for certain types of proposals. The Funds will vote against proposals to impose super-majority requirements. The Funds also support proposals to lower barriers to shareholder action (e.g., limited rights to call special meetings or limited rights to act by written consent). When reviewing such proposals, the Funds consider a number of factors, including but not limited to the length of time a shareholder has owned shares of the company, the market capitalization of the company and the rationale provided by the shareholder in its proposal. However, the Funds generally support the right of shareholders to call a special meeting if the shareholders own at least 25% of the outstanding shares of the company.

The Funds will vote against proposals for a separate class of stock with disparate voting rights.

The Funds generally vote for proposals to subject poison pills to a shareholder vote. In evaluating these plans, the Funds will be more likely to support arrangements with short-term sunset provisions, qualified bid/permitted offer provisions and/or mandatory review by a committee of independent directors at least every three years. The Funds generally will vote against shareholder rights plans that are long term, are renewed automatically or without a shareholder vote, where the ownership trigger is 15% or below and/or the board is classified or not appropriately independent.

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Social and Corporate Policy Issues. Proposals in this category, frequently initiated by shareholders, typically request that the company disclose or amend certain business practices. In general, the Funds believe that these matters are primarily the responsibility of management. Such matters should be evaluated and approved solely by the corporation’s board of directors. Generally, the Funds will vote with a company’s board on such issues, although an exception may be made when the Committee believes a proposal has significant economic merit that has not been adequately addressed by management and is in the best interests of the Funds and their shareholders.

The Funds review proposals regarding executive compensation programs (so called “say on pay” proposals) on a case-by-case basis. The Funds generally support a three-year frequency for future advisory votes on executive compensation (so called “say when on pay” proposals), but will generally support the recommendation of the board if the board asks shareholders to support a frequency other than every three years for such proposals.

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Foreign Companies. Corporate governance standards, disclosure requirements and voting processes vary significantly among the foreign markets in which the Funds may invest. The Funds will generally vote proxies for foreign companies in a manner that the Funds believe is consistent with the objective of the Proxy Voting Guidelines, while taking into account differing practices by market.

There may be many instances where the Funds elect not to vote proxies relating to foreign securities. Many foreign markets require that securities be blocked or re-registered in order to vote at a company’s shareholder meeting. The Funds will normally not vote proxies in foreign markets that require the securities be blocked or re-registered in order to vote so as to not subject the Funds to the loss of liquidity imposed by these requirements unless the proposal is expected to have a significant economic impact on the Funds’ investments.

In addition, the costs of voting in foreign markets (e.g., including custodian fees and voting agency fees) may be substantially higher than for U.S. holdings. As a result, the Funds may choose not to vote proxies relating to foreign securities held by clients in instances where the issues presented are unlikely to have a material impact on the value of a client’s investment in that foreign security.

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Voting for a Fund that Invests in Other Harbor Funds. Certain Funds (the “acquiring funds”) may, from time to time, own shares of other Harbor Funds (the “underlying funds”). If an underlying fund submits a matter to a vote of its shareholders, votes for and against such matters on behalf of the acquiring funds will be cast in the same proportion as the votes of the other shareholders in the underlying funds. This is known as “echo voting” and is designed to avoid any potential conflict of interest.

CONFLICTS OF INTEREST

The Committee has the obligation to assess the extent, if any, to which there may be a material conflict between the interests of a Fund on the one hand and the Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand. The Committee performs this assessment for each proxy on a proposal-by-proposal basis, and a conflict with respect to one proposal in a proxy does not indicate that a conflict exists with respect to any other proposal in such proxy.

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If the Committee determines that a conflict may exist, it will resolve the conflict in accordance with the guidelines set forth in the Funds’ Proxy Voting Guidelines and promptly report the matter and its resolution to the Funds’ Chief Compliance Officer. The Committee is authorized to resolve any such conflict in a manner that is in the best interests of the Funds. The Committee will report all conflicts, and the resolution of such conflicts, to the Board on a quarterly basis. The Committee will use commercially reasonable efforts to determine whether a conflict may exist, and a conflict will be deemed to exist if, and only if, one or more members of the Committee actually knew, or reasonably should have known, of the conflict.

PROXY VOTING INFORMATION

Information regarding how each Fund voted proxies relating to securities held by the Fund during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Funds’ toll-free number at 800-422-1050; (2) on the Funds’ website at www.harborfunds.com; and (3) on the SEC’s website at www.sec.gov.

PORTFOLIO TRANSACTIONS

The Subadvisers are responsible for making specific decisions to buy and sell securities for the respective Funds that they manage. They are also responsible for selecting brokers and dealers to effect these transactions and negotiating, if possible, brokerage commissions and dealers’ charges.

Purchases and sales of securities on a securities exchange are effected by brokers, and the Funds pay a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges the commissions are fixed. In the over-the-counter market, securities (e.g., debt securities) are normally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. Each Subadviser attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of each Fund and other clients on the basis of the broker-dealers’ professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.

Under each Investment Advisory Agreement and Subadvisory Contract and as permitted by Section 28(e) of the Securities Exchange Act of 1934, a Subadviser may cause a Fund to pay a commission to broker-dealers who provide brokerage and research services to the Subadviser for effecting a securities transaction for a Fund. Such commission may exceed the amount other broker-dealers would have charged for the transaction, if the Subadviser determines in good faith that the greater commission is reasonable relative to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Subadviser’s overall responsibilities to the Funds or to its other clients. The term “brokerage and research services” includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.

Although commissions paid on every transaction will, in the judgment of the Subadviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those that another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Funds and the Subadviser’s other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Research provided by brokers is used for the benefit of all of the clients of a Subadviser and not solely or necessarily for the benefit of the Funds. Each Subadviser’s investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by a Subadviser as a consideration in the selection of brokers to execute portfolio transactions.

In certain instances there may be securities that are suitable for a Fund’s portfolio as well as for that of another Fund or one or more of the other clients of a Subadviser. Investment decisions for a Fund and for the Subadviser’s other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned. Harbor Funds believes that over time its ability to participate in volume transactions will produce better executions for the Funds.

PORTFOLIO TRANSACTIONS

Broker Commissions	The investment advisory fee that the Funds pay to the Adviser will not be reduced as a consequence of the Subadviser’s receipt of brokerage and research services. To the extent a Fund’s portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services would be useful and of value to a Subadviser in serving both the Funds and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to a Subadviser in carrying out its obligations to the Funds.

The table below sets forth information concerning the payment of commissions (which do not include dealer “spreads” (markups or markdowns) on principal trades) by the Funds, including the amount of such commissions paid to affiliates (if any) for the indicated fiscal years:

	Total Brokerage Commissions Paid To Brokers Who Provided Research Year Ended 10/31/2013 ($000s)	Total Brokerage Commissions Paid ($000s)
		2013(%)*	2013	2012	2011
DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund
Harbor Mid Cap Growth Fund
Harbor Small Cap Growth Fund
Harbor Small Cap Growth Opportunities Fund[1]
Harbor Large Cap Value Fund[2]
Harbor Mid Cap Value Fund
Harbor Small Cap Value Fund
INTERNATIONAL AND GLOBAL EQUITY FUNDS
Harbor International Fund
Harbor International Growth Fund
Harbor Global Value Fund[3]
Harbor Global Growth Fund
Harbor Emerging Markets Equity Fund[4]
STRATEGIC MARKETS FUNDS
Harbor Commodity Real Return Strategy Fund
Harbor Unconstrained Bond Fund
FIXED INCOME FUNDS
Harbor Convertible Securities Fund[4]
Harbor Emerging Markets Debt Fund[4]
Harbor High-Yield Bond Fund
Harbor Bond Fund
Harbor Real Return Fund
Harbor Money Market Fund
TARGET RETIREMENT FUNDS
Harbor Target Retirement Income Fund
Harbor Target Retirement 2010 Fund
Harbor Target Retirement 2015 Fund
Harbor Target Retirement 2020 Fund
Harbor Target Retirement 2025 Fund
Harbor Target Retirement 2030 Fund
Harbor Target Retirement 2035 Fund
Harbor Target Retirement 2040 Fund
Harbor Target Retirement 2045 Fund
Harbor Target Retirement 2050 Fund

[1]	Commenced operations on February 1, 2014.
[2]

The total brokerage commissions paid by the Harbor Large Cap Value Fund for the period November 1, 2011 to October 31, 2012 was $394,223. Aristotle Capital Management, LLC began managing the Harbor Large Cap Value Fund on May 25, 2012; the broker commissions paid to brokers who provide research from May 25, 2012 to October 31, 2012 were $253,423.

[3]

The total brokerage commissions paid by the Harbor Global Value Fund for the period November 1, 2011 to October 31, 2012 was $34,593. Causeway Capital Management LLC began managing the Harbor Global Value Fund on May 25, 2012; the broker commissions paid to brokers who provide research from May 25, 2012 to October 31, 2012 were $3,979.

[4]	Commenced operations November 1, 2013.
[5]	Commenced operations May 1, 2011.
*	The total brokerage commissions paid expressed as a percentage of average net assets represents the total dollars of brokerage commissions paid by the Fund for the last fiscal year divided by the average net assets of the Fund for the last fiscal year.

PORTFOLIO TRANSACTIONS

Broker Commissions —
continued

The brokerage commissions paid are reflected in the total return of the Fund. The brokerage commissions paid may vary by the style of the Fund, by whether the securities being purchased are domestic or foreign, by the number of transactions during the year and by the investment style employed by the Subadviser. The brokerage commissions paid expressed in dollars or in percentage terms may vary from year to year depending on market conditions or other factors.

Securities Issued by Regular Broker-Dealers	During the fiscal year ended October 31, 2013, the following Funds purchased securities issued by the following regular broker-dealers of Harbor Funds, which had the following values as of October 31, 2013:

Fund	Regular Broker-Dealer (or Parent)	Aggregate Holdings (000s)
Harbor Capital Appreciation Fund	Goldman, Sachs & Co.
Morgan Stanley & Co. Incorporated
Harbor Large Cap Value Fund	Bank of America/Merrill Lynch
J.P. Morgan Securities, Inc.
Harbor Global Growth Fund	Citigroup Global Markets, Inc.
Harbor Commodity Real Return Strategy Fund	Goldman, Sachs & Co.
Morgan Stanley & Co. Incorporated
Bank of America/Merrill Lynch
Harbor Unconstrained Bond Fund	Goldman, Sachs & Co.
Bank of America/Merrill Lynch
Credit Suisse Securities (USA) LLC
Morgan Stanley & Co. Incorporated
Deutsche Bank Securities, Inc.
Harbor Bond Fund	Goldman, Sachs & Co.
Citigroup Global Markets, Inc.
Bank of America/Merrill Lynch
Credit Suisse Securities (USA) LLC
Morgan Stanley & Co. Incorporated
J.P. Morgan Securities, Inc.
Deutsche Bank Securities, Inc.
Harbor Real Return Fund	CLSA Limited
Morgan Stanley & Co. Incorporated

*	Rounds to less than $1,000.

NET ASSET VALUE

Securities Issued by Regular Broker - Dealers —

continued

The net asset value per share of each class of each Fund is determined by the Funds’ Custodian after the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4 p.m., Eastern time) on each day when the NYSE is open for trading. If the NYSE closes early, determination of net asset value will be accelerated to that time. The NYSE is generally closed on the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Equity securities, except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and asked price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.

Futures contracts and options on futures contracts are normally valued at the price that would be required to settle the contract on the market where any such option or futures contract is principally traded. Options on equity securities are normally valued using the last sale price on the relevant securities exchange. Exchange traded swaps are normally valued at the closing price from the exchange on which the swaps are principally traded. Forward foreign currency exchange contracts are valued at their respective fair market values determined on the basis of the mean between the last current bid and asked prices based on quotations supplied to a pricing service by independent dealers. Except in the case of Harbor Money Market Fund, debt securities, other than short-term securities with a remaining maturity of less than 60 days at the time they are acquired, are valued using evaluated prices furnished by a pricing service selected by the Adviser and approved by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost which approximates fair value.

When reliable market quotations, evaluated prices supplied by a pricing vendor or, in the absence of evaluated prices, prices provided by a Subadviser (where permitted under the Funds’ valuation procedures) are not readily available or are not believed to accurately reflect fair value, securities are generally priced at their fair value, determined by the Trust’s Valuation Committee pursuant to procedures adopted by the Board of Trustees. A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor.

Portfolio securities of Harbor Money Market Fund are valued at their amortized cost, which does not take into account unrealized securities gains or losses. While this method provides stability in valuation (i.e. at $1 per share), it may result in periods during which the value of a security, as determined by amortized cost, is higher or lower than the price Harbor Money Market Fund would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of Harbor Money Market Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by Harbor Money Market Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in Harbor Money Market Fund would be able to obtain a somewhat higher yield if he or she purchased shares of Harbor Money Market Fund on that day, than would result from investment in a fund utilizing solely market values, and existing investors in Harbor Money Market Fund would receive less investment income. The converse would apply in a period of rising interest rates.

The Adviser will monitor the extent of the deviation, if any, between the Fund’s current net asset value based upon available market quotations and the Fund’s $1.00 per share based on amortized cost. In addition, the Trustees periodically review the extent of the deviation, if any. In the event the Trustees believe at any time

NET ASSET VALUE

Securities Issued by Regular Broker - Dealers —

continued

that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, they will take such corrective action as they regard to be necessary and appropriate to eliminate or to reduce to the extent reasonably practicable such dilution or unfair results. Actions which the Trustees may take may include, without limitation, the redemption of shares in kind; the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the Fund’s average portfolio maturity; withholding dividends or payment of distributions from capital or capital gains; or utilizing a net asset value per share as determined by using available market quotations or equivalents. In addition, the Trustees have the authority to reduce or increase the number of shares outstanding on a pro rata basis, and to offset each shareholder’s pro rata portion of the deviation from the shareholder’s accrued dividend account or from future dividends.

The assets of each Target Retirement Fund consist primarily of shares of the underlying Harbor Funds, which are valued at their respective net asset values.

Portfolio securities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures established by the Trustees.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open for trading). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days that are not business days in New York and on which the Funds’ net asset values are not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. As a result, closing market prices for foreign securities may not fully reflect events that occur between the time their prices are determined and the close of the regular trading on the NYSE and thus may no longer be considered reliable. The Funds will use the fair value of the foreign securities, determined in accordance with the fair value procedures adopted by the Trustees, in place of closing market prices to calculate their net asset values if the Fund believes that events between the close of the foreign market and the close of regular trading on the NYSE would materially affect the value of some or all of a particular Fund’s securities. In the case of each equity Fund, the fair value pricing procedures recognize that volatility in the U.S. equity markets may cause prices of foreign securities determined at the close of the foreign market or exchange on which the securities are traded to no longer be reliable when the Funds’ net asset values are determined and that these price differences may have an effect on the net asset value, particularly for global/international Funds. As a result, at least some of these Funds’ foreign equity securities may be valued at their fair value in accordance with the fair value pricing procedures on any day these Funds calculate their net asset values.

The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to such Fund and with a share of the general liabilities of Harbor Funds. Expenses with respect to any two or more Funds are to be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be reasonably determined, in which case the expenses are allocated directly to the Fund which incurred that expense.

Income, common expenses and realized and unrealized gains/(losses) are determined at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, and transfer agent fees are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

TAX INFORMATION

Each Fund is treated as a separate taxpayer for federal income tax purposes.

Each Fund has elected or intends to elect to be treated, has qualified, and intends to continue to qualify each year as a regulated investment company under Subchapter M of the Code, which requires meeting certain requirements relating to its sources of income, diversification of its assets, and distribution of its income to shareholders. In order to qualify as a regulated investment company under Subchapter M of the Code, each Fund must, among other things, (i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership (as defined in Section 851(h) of the Code) (the “90% income test”) and (ii) diversify its holdings so that at the end of each quarter of each taxable year: (a) at least 50% of the value of the Fund’s total assets is represented by (1) cash and cash items, U.S. government securities, securities of other regulated investment companies, and (2) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer, (2) the securities (other than securities of other regulated investment companies) of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships. For purposes of the 90% income test, the character of income earned by certain entities in which a Fund invests that are not treated as corporations for U.S. federal income tax purposes (e.g., partnerships (other than qualified publicly traded partnerships) or trusts) will generally pass through to the Fund. Consequently, each Fund may be required to limit its equity investments in such entities that earn fee income, rental income or other non-qualifying income.

If a Fund qualifies as a regulated investment company and distributes to its shareholders each taxable year an amount equal to or exceeding the sum of (i) 90% of its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and (ii) 90% of the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the Fund generally will not be subject to U.S. federal income tax on any income of the Fund, including “net capital gain” (the excess of net long-term capital gain over net short-term capital loss), distributed to shareholders. However, if the Fund meets such distribution requirements, but chooses to retain a portion of its investment company taxable income or net capital gain, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. Each Fund intends to distribute at least annually all or substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain. If a Fund does not qualify as a regulated investment company, it will be treated as a U.S. corporation subject to U.S. federal income tax, thereby subjecting any income earned by a Fund to tax at the corporate level and to a further tax at the shareholder level when such income is distributed.

As described in the applicable Prospectus, Harbor Commodity Real Return Strategy Fund may gain exposure to the commodities markets through investments in commodity index-linked derivative instruments. On December 16, 2005, the IRS issued Revenue Ruling 2006-01 which held that income derived from commodity index-linked swaps would not be qualifying income. As such, the Fund’s ability to invest directly in commodity index-linked swaps as part of its investment strategy is limited by the requirement that it receive no more than 10 percent of its gross income from such investments.

A subsequent revenue ruling, Revenue Ruling 2006-31, clarified the holding of Revenue Ruling 2006-01 by providing that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS subsequently issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The Fund will seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its Subsidiary (as discussed below).

As discussed in “Investment Policies — Investments in the Wholly-Owned Subsidiary,” the Harbor Commodity Real Return Strategy Fund intends to invest a portion of its assets in the Subsidiary, which will be classified as a corporation for U.S. federal income tax purposes. The IRS has issued private letter rulings to other taxpayers in which the IRS concluded that income derived from an investment company’s investment in a controlled foreign corporation (“CFC”) will be qualifying income to the investment company.

A private letter ruling can be relied upon only by the taxpayer that receives it and the Fund has not obtained a ruling from the IRS with respect to its investments or its structure. In late July 2011, the IRS

TAX INFORMATION

indicated that the granting of private letter rulings is currently suspended. However, based on the analysis contained in the private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from certain commodity index-linked notes and the Fund’s investment in the Subsidiary as qualifying income. There can be no assurance that the IRS will not change its position with respect to some or all of the previously issued rulings and, if the IRS did so, that a court would not sustain the IRS’s position. There is also no assurance that the Fund would be able to obtain a favorable ruling from the IRS should the IRS reinstate the granting of private letter rulings and the Fund seek such a ruling. Furthermore, there can be no assurance that future legislation will not adversely affect the Fund’s ability to gain commodity exposure. If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from the Fund’s investment in the Subsidiary does not constitute qualifying income and if such positions were upheld, or if future legislation were to adversely affect the Fund’s ability to gain commodity exposure, the Fund might cease to qualify as a regulated investment company and would be required to reduce its exposure to such investments, which may result in difficulty in implementing its investment strategy. If the Fund did not qualify as a regulated investment company for any taxable year, the Fund’s taxable income would be subject to tax at the fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a regulated investment company, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Code, under which the Subsidiary may engage in trading in stocks or securities or certain commodities without being deemed to be engaged in a U.S. trade or business. However, if certain of the Subsidiary’s activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.

In general, a foreign corporation, such as the Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. It is not expected that the Subsidiary will derive income subject to such withholding tax. Effective January 1, 2014, payments to the Subsidiary of U.S. source income and (effective January 1, 2017) gross proceeds from U.S. source interest- and dividend-bearing securities will be subject to U.S. withholding tax (at a 30% rate) if the Subsidiary fails to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Detailed guidance as to the mechanics and scope of this new reporting and withholding regime is continuing to develop.

The Subsidiary will be treated as a CFC and the Fund will be treated as a “U.S. shareholder” of the Subsidiary. As a result, for U.S. federal income tax purposes, the Fund will be required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s “subpart F income,” whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary’s income will be subpart F income. The Fund’s recognition of the Subsidiary’s subpart F income will increase the Fund’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed subpart F income, and will correspondingly reduce the Fund’s tax basis in the Subsidiary. Subpart F income generally is treated as ordinary income, regardless of the character of the Subsidiary’s underlying income. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

Each Fund will be subject to a 4% nondeductible U.S. federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Funds intend under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements.

Certain dividends and distributions declared by a Fund as of a record date in October, November or December and paid by the Fund in January of the following year will be taxable to shareholders as if received on December 31 of the prior year. In addition, certain other distributions made after the close of a taxable year of a Fund may be “spilled back” and treated as paid by the Fund (except for the purposes of the 4% excise tax) during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made.

In general, assuming the distributing Fund has sufficient earnings and profits, dividends from investment company taxable income will be taxable either as ordinary income or, if so reported by a Fund and certain other requirements are met by the Fund and the shareholder, as “qualified dividend income,” which is taxable to individual shareholders at a maximum 20% U.S. federal income tax rate for taxable years beginning after 2012.

TAX INFORMATION

Dividend income distributed to individual shareholders will qualify for the maximum 20% U.S. federal income tax rate to the extent that such dividends are attributable to “qualified dividend income,” as that term is defined in Section 1(h)(11)(B) of the Code, from a Fund’s (or, if applicable, underlying fund’s) investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations, provided that certain holding period and other requirements are met by the Fund (and, if applicable, underlying fund) and the shareholders. A foreign corporation generally is treated as a qualified foreign corporation if it is incorporated in a possession of the U.S. or it is eligible for the benefits of certain income tax treaties with the U.S. A foreign corporation that does not meet such requirements will be treated as qualifying with respect to dividends paid by it if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the U.S. Dividends from passive foreign investment companies do not qualify for the maximum 20% U.S. federal income tax rate.

A dividend that is attributable to qualified dividend income of a Fund that is paid by the Fund to an individual shareholder will not be taxable as qualified dividend income to such shareholder if (1) the dividend is received with respect to any share of the Fund held for fewer than 61 days during the 121 day-period beginning on the date which is 60 days before the date on which such share became ex-dividend with respect to such dividend, (2) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest.

Distributions from net capital gain, if any, that are reported as capital gain dividends are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of a Fund. Capital gain dividends distributed by a Fund to individual shareholders generally will qualify for the maximum 20% U.S. federal income tax rate on long-term capital gains, subject to limited exceptions. A shareholder should also be aware that the benefits of the favorable tax rate applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders. For taxable years beginning after December 31, 2012, the maximum individual U.S. federal income tax rate applicable to qualified dividend income and long-term capital gains depends on whether the taxpayer’s income exceeds certain threshold amounts. The maximum rate is generally 15% for taxpayers whose income is equal to or less than $400,000 (individual filers) or $450,000 (married filing jointly), and 20% for taxpayers whose income exceeds the foregoing thresholds.

Distributions by a Fund in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its shares and any such amount in excess of that basis will be treated as gain from the sale of shares, as discussed below. For U.S. federal income tax purposes, all dividends and distributions are taxable whether a shareholder receives them in cash or reinvests them in additional shares of the distributing Fund. The U.S. federal income tax status of all distributions will be reported to shareholders annually.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Distributions from net investment income of Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund, Harbor Small Cap Value Fund, Harbor International Fund, Harbor International Growth Fund, Harbor Global Value Fund, Harbor Global Growth Fund, Harbor Convertible Securities Fund and the Target Retirement Funds may qualify in part for a 70% dividends-received deduction for shareholders that are corporations. The dividends-received deduction is reduced to the extent that shares of the payor of the dividend or a Fund are treated as debt-financed under the Code and is eliminated if such shares are deemed to have been held for less than a minimum period, generally 46 days, extending before and after each dividend. Amounts eligible for the dividends received deduction may result in or increase a corporate shareholder’s liability for the federal alternative minimum tax. Any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced for federal income tax purposes by reason of “extraordinary dividends” received with respect to the shares. To the extent such basis would be reduced below zero, current recognition of income may be required.

If any Fund that is permitted to acquire stock of foreign corporations acquires an equity interest in a passive foreign investment company (PFIC), it could become liable for U.S. federal income tax and additional interest charges upon the receipt of certain distributions from, or the disposition of its investment in, the PFIC, even if all such income or gain is timely distributed to its shareholders. Because any credit or deduction for this tax could not be passed through to such Fund’s shareholders, the tax would in effect reduce the Fund’s economic return from its PFIC investment. Elections may generally be available to these Funds that would lessen the effect of these adverse tax consequences. However, such elections could also require these Funds to recognize income (which would have to be distributed to the Funds’ shareholders to avoid a tax on the Funds) without any distribution from the PFIC of cash corresponding to such income and could result in the treatment of capital gains as ordinary income.

TAX INFORMATION

The federal income tax rules applicable to certain investments or transactions within each Fund are unclear in certain respects, and a Fund will be required to account for these investments or transactions under tax rules in a manner that, under certain circumstances, may affect the amount, timing or character of its distributions to shareholders. Each Fund will monitor these investments or transactions to seek to ensure that it continues to comply with the tax requirements necessary to maintain its status as a regulated investment company.

Harbor Unconstrained Bond Fund, Harbor Convertible Securities Fund, Harbor Emerging Markets Debt Fund and Harbor High-Yield Bond Fund may invest significantly, and certain other Funds may invest to a lesser extent, in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of, or in, default present special tax issues for such a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, or how payments received on obligations in a workout context are taxable. These and other issues will be addressed by a Fund, in the event it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its taxation as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Certain Funds may invest in zero coupon securities, deferred interest securities or other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently). Such Funds must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, each Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, such Funds may have to dispose of their portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage themselves by borrowing the cash, to satisfy distribution requirements.

Due to certain adverse tax consequences, the Funds do not intend, absent a change in applicable law, to acquire residual interests in REMICs.

A Fund’s transactions involving options, futures contracts, forward contracts, swaps, and short sales, including such transactions that may be treated as constructive sales of appreciated positions in a Fund’s portfolio and transactions that involve foreign exchange gain or loss, will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of securities, convert capital gain or loss into ordinary income or loss or affect the treatment as short-term or long-term of certain capital gains and losses. These rules could therefore affect the amount, timing and character of distributions to shareholders and result in the recognition of income or gain without a corresponding receipt of cash. A Fund may, therefore, need to obtain cash from other sources in order to satisfy the applicable tax distribution requirements.

Shareholders subject to the information reporting requirements of the Code, including most non-corporate shareholders, are required to provide Harbor with their social security or other taxpayer identification numbers and certain required certifications. Harbor may refuse to accept an application or may be required to withhold (as “backup withholding”) 28% of reportable payments, including dividends, capital gain distributions and proceeds from the redemption or exchange of shares (other than the redemption or exchange of shares of Harbor Money Market Fund) if such numbers and certifications are not provided, if a shareholder informs the Fund that backup withholding is currently applicable to the shareholder, or if the Fund is notified by the IRS or a broker that a number provided is incorrect or that a shareholder is subject to backup withholding for failure to report all taxable interest or dividend payments.

Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from a Fund (other than certain dividends derived from short-term capital gains and qualified U.S. source interest income of the Fund for certain taxable years of the Fund commencing prior to January 1, 2014 (or a later date, if extended by Congress), provided that the Fund chooses to make a specific report relating to such dividends). The 20% maximum rate applicable to qualified dividend income is applicable only to investors that are U.S. persons. If an effective IRS Form W-8 BEN is provided, a non U.S. person may qualify for a lower treaty rate on amounts treated as ordinary dividends from a Fund. Further, unless an effective IRS Form W-8 BEN, or other authorized withholding certificate is on file, backup withholding is withheld on certain other payments from the Fund. None of the Funds expect to be a “U.S. real property holding corporation” as defined in Section 897I(c)(2) of the Code and, therefore, do not expect to be subject to look-through rules for gains from the sale or exchange of U.S. real property interests. If a Fund were a U.S. real property holding corporation, certain distributions by the Fund to non-U.S. shareholders would be subject to U.S. federal withholding tax at a rate of up to 35% and non-U.S. shareholders owning more than 5% of the Fund within one year of certain distribution would be required to file a U.S. federal income tax return to report such gains. Also, non-U.S. shareholders may be subject to U.S. estate tax with respect to their Fund shares. Shareholders should consult their own tax advisers on these matters.

TAX INFORMATION

Effective January 1, 2014, the Funds will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and (effective January 1, 2017) redemption proceeds made to certain non-U.S. entities that fail to comply with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

In general, provided that a Fund qualifies as a regulated investment company under the Code, such Fund will be exempt from Delaware corporation income tax.

Withdrawals under the automatic withdrawal plan and exchanges under the automatic exchange plan involve redemptions of Fund shares, which may have tax consequences for shareholders.

At the time of an investor’s purchase of a Fund’s shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions by the Fund with respect to these shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares and the distributions economically represent a return of a portion of the investment.

Redemptions and exchanges are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in a Fund’s shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. In general, if Fund shares are sold, the shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder’s adjusted basis in the shares sold. Any loss realized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. All or a portion of any loss realized on a redemption or other disposition of shares may be disallowed under tax rules relating to wash sales to the extent of other investments in such Fund (including pursuant to the reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares.

Under Treasury regulations, if a shareholder recognizes a loss with respect to fund shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Code, generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales or exchanges of Fund shares unless the acquisition of the Fund shares was debt-financed. A plan participant whose retirement plan invests in a Fund generally is not taxed on Fund dividends or distributions received by the plan or on sales or exchanges of Fund shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan account generally are taxable as ordinary income and different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders and plan participants should consult their tax advisers for more information.

Each Fund that invests in foreign securities may be subject to foreign withholding or other foreign taxes on its income from foreign securities (possibly including, in some cases, capital gains) which would, if imposed, reduce the yield on or return from those investments. Harbor International Fund, Harbor International Growth Fund, Harbor Global Value Fund and Harbor Global Growth Fund may be eligible to elect to pass certain of such taxes as related foreign tax credits or deductions through to shareholders and if eligible may or may not choose to make such election. The availability of such credits or deductions is subject to certain requirements, restrictions and limitations under the Code. Other Funds, including the Target Retirement Funds (as a result of investments in Harbor International Fund, Harbor International Growth Fund, Harbor Global Value Fund and Harbor Global Growth Fund), may also be subject to foreign taxes with respect to their foreign investments. Such “funds of funds” may make this election, provided that at least 50% of the Fund’s total assets are invested in other regulated investment companies at the end of each quarter of the tax year. Certain foreign exchange gains and losses realized by a Fund may be treated as ordinary income and losses.

TAX INFORMATION

Distributions by the underlying Harbor funds, redemptions of shares in the underlying Harbor Funds, and changes in asset allocations may result in taxable distributions of ordinary income or capital gains to shareholders of the Target Retirement Funds. In addition, the Target Retirement Funds generally will not be able to currently offset short-term capital gains realized by one underlying Harbor fund in which the Target Retirement Funds invest against short-term capital losses realized by another underlying Harbor fund. These factors could affect the amount, timing and character of distributions to shareholders of the Target Retirement Funds.

Five to ten years after a Target Retirement Fund with a target retirement date reaches its target retirement year, its asset allocation is expected to match that of Harbor Target Retirement Income Fund. At that time, the assets of the particular Target Retirement Fund may be combined with the assets of the Target Retirement Income Fund. The Board of Trustees reserves the right to engage in such transactions in the best interests of each Target Retirement Fund’s shareholders. The Trustees may take these actions with or without seeking shareholder approval. A combination of assets may result in a capital gain or loss for shareholders of the particular Target Retirement Fund.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

At October 31, 2013, the following Funds had capital loss carryforwards for federal tax purposes, which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code. This will reduce the amount of the distribution to shareholders that would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as listed below:

Capital Loss Carryforwards ($000s) to Expire In:
	2016	2017	2018	2019	Total
DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Value Fund
INTERNATIONAL EQUITY FUNDS
Harbor International Fund
Harbor International Growth Fund
GLOBAL EQUITY FUNDS
Harbor Global Value Fund

The following capital loss carryforwards do not expire:

Capital Loss Carryforwards ($000s):
	Short-Term	Long-Term	Total
FIXED INCOME FUNDS
Harbor Convertible Securities Fund
GLOBAL EQUITY FUNDS
Harbor Global Value Fund
STRATEGIC MARKETS FUNDS
Harbor Unconstrained Bond Fund

The foregoing discussion relates solely to U.S. federal income tax law for shareholders who are U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) and who are subject to tax under such law. Except as otherwise provided, this discussion does not address special tax rules that may be applicable to certain classes of investors, such as tax-exempt or tax-deferred plans, accounts or entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the exchange or redemption of shares of the Funds may also be subject to state, local or foreign taxes. In some states, a state and/or local tax exemption may be available to the extent distributions of a Fund are attributable to the interest it receives on (or in the case of intangible property taxes, the value of its assets is attributable to) direct obligations of the U.S. government, provided that in some states certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Funds will not seek to satisfy any threshold or reporting requirement that may apply in particular taxing jurisdictions. Shareholders should consult their own tax advisers as to the federal, state, local or foreign tax consequences of ownership of shares of the Fund in their particular circumstances.

ORGANIZATION AND CAPITALIZATION

General	Harbor Funds is an open-end investment company established as a Massachusetts business trust in 1986 and reorganized as a Delaware statutory trust in 1993. Each share represents an equal proportionate interest in the Fund to which it relates with each other share in that Fund. Shares entitle their holders to one vote per share. Shares have noncumulative voting rights, do not have preemptive or subscription rights and are transferable. Pursuant to the Investment Company Act, shareholders of each Fund are required to approve the adoption of any investment advisory agreement relating to such Fund and of any changes in fundamental investment restrictions or policies of such Fund. Pursuant to an exemptive order granted by the SEC, shareholders are not required to vote to approve a new or amended subadvisory agreement. Shares of a Fund will be voted with respect to that Fund only, except for the election of Trustees and the ratification of independent accountants. The Trustees are empowered, without shareholder approval, by the Agreement and Declaration of Trust (the “Declaration of Trust”) and By-Laws to create additional series of shares and to classify and reclassify any new or existing series of shares into one or more classes.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, Harbor has no intention of holding annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares, and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Shareholder and Trustee Liability	Harbor Funds is organized as a Delaware statutory trust, and, under Delaware law, the shareholders of such a trust are not generally subject to liability for the debts or obligations of the trust. Similarly, Delaware law provides that none of the Funds will be liable for the debts or obligations of any other Fund. However, no similar statutory or other authority limiting statutory trust shareholder liability exists in many other states. As a result, to the extent that a Delaware statutory trust or a shareholder is subject to the jurisdiction of courts in such other states, the courts may not apply Delaware law and may thereby subject the Delaware statutory trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Adviser. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by the Adviser or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that the Adviser shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Adviser and satisfy any judgment thereon. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

25% or Greater Ownership	The following table identifies those investors who own 25% or more of each Fund’s shares (all share classes taken together) as of January 31, 2014, and are therefore presumed to control the respective Fund.

DOMESTIC, INTERNATIONAL AND GLOBAL EQUITY FUNDS
Mid Cap Growth	Mid Cap Value	Global Growth

STRATEGIC MARKETS FUNDS
Commodity Real Return Strategy

FIXED INCOME AND MONEY MARKET FUNDS
Convertible Securities	Emerging Markets Debt	High-Yield Bond	Real Return	Money Market

TARGET RETIREMENT FUNDS
Income	2010	2015	2020	2025	2030	2035	2040	2045	2050

To the extent these shareholders have and exercise voting power with respect to shares of the Funds identified above, their voting decisions will have a significant effect on the outcome of any matter submitted to shareholders of those Funds and/or the Trust generally.

ORGANIZATION AND CAPITALIZATION

5% or Greater Ownership of Share Class

The following table identifies those investors who beneficially own 5% or more of the voting securities of a class of each Fund’s shares as of January 31, 2014.

DOMESTIC EQUITY FUNDS—INSTITUTIONAL CLASS
Capital Appreciation	Mid Cap Growth	Small Cap Growth	Large Cap Value	Mid Cap Value	Small Cap Value

DOMESTIC EQUITY FUNDS—ADMINISTRATIVE CLASS
Capital Appreciation	Mid Cap Growth	Small Cap Growth	Large Cap Value	Mid Cap Value	Small Cap Value

DOMESTIC EQUITY FUNDS—INVESTOR CLASS
Capital Appreciation	Mid Cap Growth	Small Cap Growth	Large Cap Value	Mid Cap Value	Small Cap Value

INTERNATIONAL AND GLOBAL EQUITY FUNDS—INSTITUTIONAL CLASS
International	International Growth	Global Value	Global Growth

ORGANIZATION AND CAPITALIZATION

5% or Greater Ownership of Share Class —

continued

INTERNATIONAL AND GLOBAL EQUITY FUNDS – ADMINISTRATIVE CLASS
International		International Growth	Global Value		Global Growth

INTERNATIONAL AND GLOBAL EQUITY FUNDS – INVESTOR CLASS
International		International Growth	Global Value		Global Growth

STRATEGIC MARKETS FUNDS – INSTITUTIONAL CLASS
Commodity Real Return Strategy			Unconstrained Bond

STRATEGIC MARKETS FUNDS – ADMINISTRATIVE CLASS
Commodity Real Return Strategy			Unconstrained Bond

FIXED INCOME AND MONEY MARKET FUNDS – INSTITUTIONAL CLASS
Convertible Securities	Emerging Markets Debt	High-Yield Bond	Bond	Real Return	Money Market

ORGANIZATION AND CAPITALIZATION

5% or Greater Ownership of Share Class — continued

FIXED INCOME AND MONEY MARKET FUNDS – ADMINISTRATIVE CLASS
Convertible Securities	Emerging Markets Debt	High- Yield Bond	Bond	Real Return	Money Market

FIXED INCOME AND MONEY MARKET FUNDS – INVESTOR CLASS
Convertible Securities	High- Yield Bond

TARGET RETIREMENT FUNDS – INSTITUTIONAL CLASS
	Income	2010	2015	2020	2025	2030	2035	2040	2045	2050

TARGET RETIREMENT FUNDS – ADMINISTRATIVE CLASS
	Income	2010	2015	2020	2025	2030	2035	2040	2045	2050

Harbor Capital Advisors, Inc. Chicago, IL	100%	100%	100%	100%	100%	100%	100%	100%	100%	100%

TARGET RETIREMENT FUNDS – INVESTOR CLASS
	Income	2010	2015	2020	2025	2030	2035	2040	2045	2050

Harbor Capital Advisors, Inc. Chicago, IL	100%	100%	100%	100%	100%	100%	100%	100%	100%	100%

CUSTODIAN

State Street Bank and Trust Company	State Street Bank and Trust Company has been retained to act as Custodian of the Funds’ assets and, in that capacity, maintains certain financial and accounting records of the Funds. The Custodian’s mailing address is State Street Financial Center, 1 Lincoln Street, Boston, MA 02111-2900.

INDEPENDENT REGISTERED PUBLIC ACCOUTING FIRM AND FINANCIAL STATEMENTS

Ernst & Young LLP	Ernst & Young LLP, 155 North Wacker Drive, Chicago, IL 60606 serves as Harbor Funds’ independent registered public accounting firm, providing audit and tax services for the fiscal years ended October 31, 2006 through October 31, 2013. The audited financial statements of Harbor Funds incorporated by reference in this Statement of Additional Information have been incorporated in reliance upon the report of the independent registered public accounting firm, given on their authority as experts in auditing and accounting.

The audited financial statements of Harbor Funds, together with the notes to the financial statements, all of which are included in the annual report to shareholders dated October 31, 2013, are hereby incorporated by reference into this Statement of Additional Information. No financial statements exist for Harbor Emerging Markets Equity Fund, which commenced operations on November 1, 2013, or Harbor Small Cap Growth Opportunities Fund, which commenced operations on February 1, 2014.

DESCRIPTION OF SECURITIES RATINGS

Moody’s Investor Service, Inc.	Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and may be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Moody’s ratings for state and municipal and other short-term obligations will be designated Moody’s Investment-Grade (“MIG”). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

MIG-1—Notes bearing this designation are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2—Notes bearing this designation are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

Standard & Poor’s Corporation	AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB and B: Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

DESCRIPTION OF SECURITIES RATINGS

Standard & Poor’s Corporation

continued

CCC: Bonds rated CCC are extremely vulnerable to losses from credit defaults.

The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (—) sign to show relative standing within the major rating categories.

Dual Rating Definitions: Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, “AAA/A-1”). With short-term demand debt, Standard & Poor’s note rating symbols are used with the commercial paper rating symbols (for example, ‘SP-1+/A-1+’).

Municipal notes issued since July 29, 1984 are rated “SP-1,” “SP-2,” and “SP-3.” The designation SP-1 indicates a very strong capacity to pay principal and interest. A “+” is added to those issues determined to possess overwhelming safety characteristics. An SP-2 designation indicates a satisfactory capacity to pay principal and interest, while an SP-3 designation indicates speculative capacity to pay principal and interest.

Fitch Long-Term Ratings	AAA: (Highest credit quality) “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: (Very high credit quality) “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: (High credit quality) “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: (Good credit quality) “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB: (Speculative) “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment-grade.

B: (Highly speculative) “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C: (High default risk) Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

DDD, DD, D: (Default) The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90% and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.

NOTES:

“+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “B.”

“NR” indicates that Fitch Ratings does not publicly rate the issuer or issue in question.

“Withdrawn”: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks

DESCRIPTION OF SECURITIES RATINGS

Fitch Long-Term Ratings

continued

may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend and in these cases, the Rating Outlook may be described as “evolving.”

Fitch Short-Term Ratings	F1: (Highest credit quality) Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2: (Good credit quality) A good capacity for timely payment of financial commitments.

F3: (Fair credit quality) The capacity for timely payment of financial commitments is adequate.

B: (Speculative) Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: (High default risk) Default is a real possibility.

D: (Default) Denotes actual or imminent payment default.

NOTES:

“+” may be appended to an “F1” rating class to denote relative status within the category.

“NR” indicates that Fitch Ratings does not publicly rate the issuer or issue in question.

“Withdrawn”: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody’s Investor Service, Inc.	P-1: Moody’s Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The designation “Prime-1” or “P-1” indicates the highest quality repayment capacity of the rated issue.

P-2: The rating for a satisfactory security; the relative safety of an investment in this rating category is not as high as in the P-1 category.

P-3: The rating for an adequate level of investment safety. Issues with this rating are more susceptible to market fluctuations than obligations with higher ratings

Standard & Poor’s Corporation	A-1: Standard & Poor’s Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days. The A-1 designation indicates the degree of safety regarding timely payment is very strong.

A-2: The rating for a satisfactory security; the relative safety of an investment in this rating category is not as high as in the A-1 category.

A-3: The rating for an adequate level of investment safety. Issues with this rating are more susceptible to market fluctuations than obligations with higher ratings.

111 South Wacker Drive, 34th Floor

Chicago, Illinois 60606-4302

800-422-1050

www.harborfunds.com

02/2014/100	FD.SAI.0214

HARBOR FUNDS

PART C. OTHER INFORMATION

Item 28.	Exhibits

a.	[25](1)	Amended and Restated Agreement and Declaration of Trust dated July 1, 2013

	(2)	Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated February 1, 2014

b.	[1](1)	By-Laws dated June 8, 1993

	[16](2)	Amended and Restated By-Laws dated October 1, 2006

	[22](3)	Amended and Restated By-Laws dated November 8, 2011

c.	[12](1)	Article III of the Amended and Restated Declaration of Trust dated October 1, 2006

d.	[25](1)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc.—Harbor Mid Cap Growth Fund—dated July 1, 2013

	[25](2)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc.—Harbor Small Cap Growth Fund—dated July 1, 2013

	[25](3)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc.—Harbor International Growth Fund—dated July 1, 2013

	[25](4)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc.—Harbor Capital Appreciation Fund—dated July 1, 2013

	[25](5)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc.—Harbor International Fund—dated July 1, 2013

	[25](6)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc.—Harbor Large Cap Value Fund—dated July 23, 2013

	[25](7)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc.—Harbor Bond Fund—dated July 1, 2013

	[25](8)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc.—Harbor Money Market Fund—dated July 1, 2013

	[25](9)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc.—Harbor Small Cap Value Fund—dated July 23, 2013

	[25](10)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc.—Harbor Mid Cap Value Fund—dated July 1, 2013

	[25](11)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc.—Harbor High-Yield Bond Fund—dated July 1, 2013

	[25](12)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc.—Harbor Real Return Fund—dated July 23, 2013

	[25](13)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc.—Harbor Global Value Fund—dated July 1, 2013

	[25](14)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc.—Harbor Commodity Real Return Strategy Fund—dated July 1, 2013

	[25](15)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc.—Harbor Target Retirement Funds—dated July 1, 2013

	[25](16)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc.—Harbor Global Growth Fund—dated July 1, 2013

	[25](17)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc.—Harbor Unconstrained Bond Fund—dated July 1, 2013

	[25](18)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc.—Harbor Convertible Securities Fund—dated July 1, 2013

[25](19)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc.—Harbor Emerging Markets Debt Fund—dated July 1, 2013

[26](20)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc.—Harbor Emerging Markets Equity Fund—dated November 1, 2013

(21)	Form of Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc.—Harbor Small Cap Growth Opportunities Fund—dated February 1, 2014 is filed herewith

(22)	Form of Contractual Expense Limitation between Registrant and Harbor Capital Advisors, Inc.—Harbor Small Cap Growth Opportunities Fund—dated February 1, 2014 is filed herewith

[26](23)	Contractual Expense Limitation between Registrant and Harbor Capital Advisors, Inc.—Harbor Emerging Markets Equity Fund—dated November 1, 2013 is filed herewith

[25](24)	Contractual Expense Limitation between Registrant and Harbor Capital Advisors, Inc.—Harbor International Growth Fund —dated May 21, 2013

[24](25)	Contractual Expense Limitation between Registrant and Harbor Capital Advisors, Inc.—Harbor Mid Cap Value Fund, Harbor Large Cap Value Fund, Harbor International Growth Fund, Harbor Global Value Fund, Harbor Global Growth Fund, Harbor Commodity Real Return Strategy Fund, Harbor Unconstrained Bond Fund, Harbor Emerging Markets Debt Fund and Harbor Money Market Fund—dated March 1, 2013

[24](26)	Contractual Advisory Fee Waiver between the Registrant and Harbor Capital Advisors, Inc.—Harbor Capital Appreciation Fund, Harbor International Fund, Harbor Global Value Fund, Harbor Global Growth Fund, Harbor High Yield Bond Fund, Harbor Bond Fund, Harbor Money Market Fund—dated March 1, 2013

[25](27)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Wellington Management Company, LLP—Harbor Mid Cap Growth Fund—dated July 1, 2013

[25](28)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Westfield Capital Management Company, L. P.—Harbor Small Cap Growth Fund—dated July 1, 2013

[25](29)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Baillie Gifford Overseas Limited—Harbor International Growth Fund—dated July 1, 2013

[25](30)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Jennison Associates LLC—Harbor Capital Appreciation Fund—dated July 1, 2013

[25](31)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Pacific Management Investment Company LLC—Harbor Bond Fund—dated July 1, 2013

[25](32)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Fisher, Francis, Trees and Watts, Inc.—Harbor Money Market Fund—dated July 1, 2013 is filed herewith

[25](33)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and EARNEST Partners LLC—Harbor Small Cap Value Fund—dated July 1, 2013

[25](34)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Aristotle Capital Management, LLC—Harbor Large Cap Value Fund—dated July 1, 2013

[25](35)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and LSV Capital Management—Harbor Mid Cap Value Fund—dated July 1, 2013

[25](36)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Shenkman Capital Management, Inc.—Harbor High-Yield Bond Fund—dated July 1, 2013

[25](37)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Pacific Management Investment Company LLC—Harbor Real Return Fund—dated July 1, 2013

[25](38)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Causeway Capital Management LLC—Harbor Global Value Fund—dated July 1, 2013

[25](39)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Pacific Management Investment Company LLC—Harbor Commodity Real Return Strategy Fund—dated July 1, 2013

	[25](40)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Marsico Capital Management, LLC—Harbor Global Growth Fund—dated July 1, 2013

	[25](41)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Northern Cross, LLC—Harbor International Fund—dated July 1, 2013 is filed herewith

	[25](42)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Pacific Management Investment Company LLC—Harbor Unconstrained Bond Fund—dated July 1, 2013

	[25](43)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Shenkman Capital Management, Inc.—Harbor Convertible Securities Fund—dated July 1, 2013

	[25](44)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Stone Harbor Investment Partners LP—Harbor Emerging Markets Debt Fund—dated July 1, 2013

	[26](45)	Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Oaktree Capital Management, L.P.—Harbor Emerging Markets Equity Fund—dated November 1, 2013

	(46)	Form of Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Elk Creek Partners, LLC—Harbor Small Cap Growth Opportunities Fund—dated February 1, 2014 is filed herewith

e.	[6](1)	Distribution Agreement between Registrant and Harbor Funds Distributors, Inc. (f/k/a/ Harbor Services, LCA) dated April 8, 2002

	[24](2)	Amendment to Distribution Agreement between Registrant and Harbor Funds Distributors, Inc. dated March 1, 2013

	(3)	Form of Amendment to Distribution Agreement between Registrant and Harbor Funds Distributors, Inc. dated February 1, 2014 is filed herewith

f.		None

g.	[2](1)	Custodian Agreement between the Registrant and State Street Bank and Trust Company dated November 19, 1986

	(2)	Form of Amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company dated February 1, 2014 is filed herewith

h.	[3](1)	Transfer Agency and Service Agreement between the Registrant and Harbor Services Group, Inc. (f/k/a Harbor Transfer, Inc.) dated June 7, 2001

	(2)	Form of Transfer Agency and Service Agreement Amendment dated February 1, 2014 is filed herewith

i.		None

j.		None

k.		None

l.		None

m.	[22](1)	Administrative Class Shares Distribution Plan adopted August 31, 2011

	[22](2)	Investor Class Shares Distribution Plan adopted August 31, 2011

n.	[13](1)	Multiple Class Plan pursuant to Rule 18f-3, adopted April 8, 2002, and amended November 1, 2007

o.	[20](1)	Powers of Attorney dated November 30, 2010

	[21](2)	Power of Attorney dated December 14, 2010

p.	[22](1)	Harbor Funds and Harbor Funds Distributors, Inc. Code of Ethics dated September 23, 2011

	[25](2)	Harbor Capital Advisors, Inc. Code of Ethics dated August 6, 2013

	[22](3)	Jennison Associates LLC Code of Ethics dated June 30, 2010

[25](4)	Pacific Investment Management Company LLC Code of Ethics dated May 2009 and revised June 2013

[25](5)	BNP Investment Partners USA covering Fischer, Francis Trees & Watts Code of Ethics dated May 2013

[26](6)	Wellington Management Company, LLP Code of Ethics dated August 1, 2013

[25](7)	Westfield Capital Management Company, L.P. Code of Ethics dated March 3, 2013

[17](8)	EARNEST Partners LLC Code of Ethics dated August 4, 2008

[25](9)	LSV Asset Management Code of Ethics dated September 25, 2012

[25](10)	Shenkman Capital Management, Inc. Code of Ethics dated August 2012

[23](11)	Marsico Capital Management, LLC Code of Ethics dated December 10, 2012

[23](12)	Causeway Capital Management LLC Code of Ethics adopted April 25, 2005, and revised August 10, 2010

[25](13)	Aristotle Capital Management, LLC Code of Ethics dated April 30, 2013

[25](14)	Northern Cross, LLC Code of Ethics dated March 21, 2013

[21](15)	Stone Harbor Investment Partners LP Code of Ethics dated February 2011

[25](16)	Baillie Gifford Overseas Limited Code of Ethics dated May 31, 2013

[25](17)	Oaktree Capital Management, L.P. Code of Ethics dated April 2013

[1]	Filed with Post-Effective Amendment No. 22 on February 27, 1997.
[2]	Filed with Post-Effective Amendment No. 24 on February 26, 1998.
[3]	Filed with Post-Effective Amendment No. 32 on April 20, 2001.
[4]	Filed with Post-Effective Amendment No. 33 on September 19, 2001.
[5]	Filed with Post-Effective Amendment No. 34 on December 3, 2001.
[6]	Filed with Post-Effective Amendment No. 36 on June 20, 2002.
[7]	Filed with Post-Effective Amendment No. 39 on February 21, 2003.
[8]	Filed with Post-Effective Amendment No. 42 on December 14, 2004.
[9]	Filed with Post-Effective Amendment No. 44 on September 1, 2005.
[10]	Filed with Post-Effective Amendment No. 49 on February 22, 2006.
[11]	Filed with Post-Effective Amendment No. 50 on May 23, 2006.
[12]	Filed with Post-Effective Amendment No. 53 on February 28, 2007.
[13]	Filed with Post-Effective Amendment No. 56 on February 22, 2008.
[14]	Filed with Post-Effective Amendment No. 57 on June 6, 2008.
[15]	Filed with Post-Effective Amendment No. 60 on October 15, 2008.
[16]	Filed with Post-Effective Amendment No. 61 on December 10, 2008.
[17]	Filed with Post-Effective Amendment No. 76 on December 11, 2009.
[18]	Filed with Post-Effective Amendment No. 78 on January 14, 2010.
[19]	Filed with Post-Effective Amendment No. 89 on December 3, 2010.
[20]	Filed with Post-Effective Amendment No. 90 on February 14, 2011.
[21]	Filed with Post-Effective Amendment No. 94 on April 29, 2011.
[22]	Filed with Post-Effective Amendment No. 96 on February 27, 2012.
[23]	Filed with Post-Effective Amendment No. 98 on December 28, 2012.
[24]	Filed with Post-Effective Amendment No. 99 on February 28, 2013.
[25]	Filed with Post-Effective Amendment No. 101 on August 15, 2013.
[26]	Filed with Post-Effective Amendment No. 102 on October 29, 2013.

Item 29.	Persons Controlled by or Under Common Control with Registrant

The Harbor Commodity Real Return Strategy Fund, a series of the Registrant, wholly owns and controls the Harbor Cayman Commodity Fund Ltd. (“Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary’s financial statements will be included on a consolidated basis in the Fund’s annual and semi-annual reports to shareholders.

Item 30.	Indemnification

The Registrant maintains directors and officers insurance that, subject to the terms, conditions and deductibles of the policy, covers Trustees and officers of the Registrant while acting in their capacities as such. The issuer of the policy is the Chubb Custom Insurance Company, Chubb Group of Insurance Companies.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business or Other Connections of Investment Adviser

The business of Harbor Capital Advisors, Inc. is summarized under “The Adviser and Subadvisers” in the Prospectuses constituting Part A of this Registration Statement, which summaries are incorporated herein by reference.

The business or other connections of each director and officer of Harbor Capital Advisors, Inc. is currently listed in the investment adviser registration on Form ADV for Harbor Capital Advisors, Inc. (File No. 801-60367), and is hereby incorporated herein by reference thereto.

Jennison Associates LLC is a subadviser to Registrant’s investment adviser. The business or other connections of each director or officer of Jennison Associates LLC is currently listed in the investment adviser registration on Form ADV for Jennison Associates LLC (File No. 801-5608) and is hereby incorporated by reference thereto.

Wellington Management Company, LLP is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Wellington Management Company, LLP is currently listed in the investment adviser registration on Form ADV for Wellington Management Company, LLP (File No. 801-15908) and is hereby incorporated herein by reference thereto.

Westfield Capital Management Company, L.P. is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Westfield Capital Management Company, L.P. is currently listed in the investment adviser registration on Form ADV for Westfield Capital Management Company, L.P. (File No. 801-69413) and is hereby incorporated herein by reference thereto.

Elk Creek Partners, LLC is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Elk Creek Partners, LLC is currently listed in the investment adviser registration on Form ADV for Elk Creek Partners, LLC (CRD No. 157499) and is hereby incorporated herein by reference thereto.

Aristotle Capital Management, LLC is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Aristotle Capital Management, LLC is currently listed in the investment adviser registration statement on Form ADV for Aristotle Capital Management, LLC (File No. 801-60014) and is hereby incorporated herein by reference thereto.

LSV Asset Management is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of LSV Asset Management is currently listed in the investment adviser registration Form ADV for LSV Asset Management (File No. 801-47689) and is hereby incorporated herein by reference thereto.

EARNEST Partners, LLC is a subadviser to Registrant’s investment adviser. The business or other connections of each director or officer of EARNEST Partners, LLC is currently listed in the investment adviser registration on Form ADV for EARNEST Partners, LLC (File No. 801-56189) and is hereby incorporated by reference thereto.

Northern Cross, LLC is a subadviser to the Registrant’s investment adviser. The business or other connections of each director or officer of Northern Cross, LLC is listed in the investment adviser registration statement on Form ADV for Northern Cross, LLC (File No. 801-62668) and is hereby incorporated by reference thereto.

Baillie Gifford Overseas Limited is a subadviser to the Registrant’s investment adviser. The business or other connections of each director or officer of Baillie Gifford Overseas Limited is listed in the investment adviser registration statement on Form ADV for Baillie Gifford Overseas Limited (File No. 801-21051) and is hereby incorporated by reference thereto.

Causeway Capital Management LLC is a subadviser to the Registrant’s investment adviser. The business or other connections of each director or officer of Causeway Capital Management LLC is currently listed in the investment adviser registration statement on Form ADV for Causeway Capital Management LLC (File No. 801-60343) and is hereby incorporated by reference thereto.

Marsico Capital Management, LLC is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Marsico Capital Management, LLC is currently listed in the investment adviser registration statement on Form ADV for Marsico Capital Management, LLC (File No. 801-54914) and is hereby incorporated herein by reference thereto.

Oaktree Capital Management, L.P. is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Oaktree Capital Management, L.P. is currently listed in the investment adviser registration statement on Form ADV for Oaktree Capital Management, L.P. (File No. 801-48923) and is hereby incorporated herein by reference thereto.

Shenkman Capital Management, Inc. is a subadviser to Registrant’s investment adviser. The business or other connections of each director and officer of Shenkman Capital Management, Inc. is currently listed in the investment adviser registration on Form ADV for Shenkman Capital Management, Inc. (File No. 801-25180) and is hereby incorporated by reference thereto.

Pacific Investment Management Company LLC is a subadviser to Registrant’s investment adviser. The business or other connections of each director and officer of Pacific Investment Management Company LLC is currently listed in the investment adviser registration on Form ADV for Pacific Investment Management Company LLC (File No. 801-48187) and is hereby incorporated by reference thereto.

Stone Harbor Investment Partners LP is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Stone Harbor Investment Partners LP is currently listed in the investment adviser registration on Form ADV for Stone Harbor Investment Partners LP (File No. 801-65397) and is hereby incorporated by reference thereto.

Fischer Francis Trees & Watts, Inc. is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Fischer Francis Trees & Watts, Inc. is currently listed in the investment adviser registration on Form ADV for Fischer Francis Trees & Watts, Inc. (File No. 801-10577) and is hereby incorporated by reference thereto.

Item 32.	Principal Underwriter

(a)	None
(b)

Name	Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant

David G. Van Hooser	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Director, Chief Executive Officer and Chief Financial Officer	Chairman, President and Trustee

Charles F. McCain	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Director, Executive Vice President and Chief Compliance Officer	Chief Compliance Officer

Anmarie S. Kolinski	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Executive Vice President and Treasurer	Treasurer

Charles P. Ragusa	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Executive Vice President and AML Compliance Officer	Vice President

Susan A. DeRoche	33 Arch Street 20th Floor Boston, Massachusetts 02110	Senior Vice President and Secretary	Assistant Secretary

(c)	Inapplicable

Item 33.	Location of Accounts and Records

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, Harbor Capital Advisors, Inc., Harbor Funds Distributors, Inc., and Harbor Services Group, Inc. each of which is located at 111 South Wacker Drive, 34th Floor, Chicago, IL 60606. Records also are maintained by each Fund’s respective subadviser located at: Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts 02109; Westfield Capital Management Company, L.P., One Financial Center, 23rd Floor, Boston, Massachusetts 02111; Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, Colorado, 80202; Jennison Associates LLC, 466 Lexington Avenue, New York, New York 10017; Northern Cross, LLC, 125 Summer Street, Suite 1410, Boston, Massachusetts 02110; LSV Asset Management, 1 North Wacker Drive, Chicago, Illinois 60606; EARNEST Partners LLC, 75 Fourteenth Street, Suite 2300, Atlanta, Georgia 30309; Shenkman Capital Management, Inc., 461 Fifth Avenue, 22nd Floor, New York, New York 10017-6283; Pacific Investment Management Company LLC 840 Newport Center Drive, Newport Beach, California 92660; Fischer Francis Trees & Watts, Inc., 200 Park Avenue, New York, New York 10166; Causeway Capital Management LLC, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, California, 90025; Aristotle Capital Management, LLC, 11100 Santa Monica Boulevard, Suite 1700, Los Angeles, California, 90025-0449; Stone Harbor Investment Partners LP, 31 West 52nd Street, 16th Floor, New York, New York 10019; Baillie Gifford Overseas Limited, Calton Square, 1 Greenside Row, Edinburgh, Scotland; Oaktree Capital Management, L.P., 333 South Grand Avenue, 29th Floor, Los Angeles, California 90071; and Elk Creek Partners, LLC, 44 Cook Street, Suite 705, Denver, Colorado 80206.

Records relating to the duties of the Registrant’s custodian are maintained by State Street Bank and Trust Company, 1 Lincoln Street, Boston, Massachusetts 02111.

Item 34.	Management Services

Inapplicable

Item 35.	Undertakings

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(a) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois, on the 8th day of November 2013.

HARBOR FUNDS

By:	/s/ David G. Van Hooser
David G. Van Hooser Chairman, President and Trustee

Pursuant to the requirements of the Securities Act, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date
/s/ David G. Van Hooser	Chairman, President and Trustee (Principal Executive Officer)
David G. Van Hooser		November 8, 2013

/s/ Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)
Anmarie S. Kolinski		November 8, 2013

/s/ Donna J. Dean*	Trustee
Donna J. Dean		November 8, 2013

/s/ John P. Gould*	Trustee
John P. Gould		November 8, 2013

/s/ Randall A. Hack*	Trustee
Randall A. Hack		November 8, 2013

/s/ Rodger F. Smith*	Trustee
Rodger F. Smith		November 8, 2013

/s/ Raymond J. Ball*	Trustee
Raymond J. Ball		November 8, 2013

/s/ David G. Van Hooser
David G. Van Hooser

* Attorney-in-Fact

Dated: November 8, 2013

*	As Attorney-in-Fact pursuant to Powers of Attorney (previously filed in Post-Effective Amendments Nos. 83 and 89 to the Registrant’s Registration Statement on Form N-1A).

HARBOR FUNDS

INDEX TO EXHIBITS IN REGISTRATION STATEMENT

NO.	EXHIBIT

99.a.(2)	Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated February 1, 2014.

99.d.(21)	Form of Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc.—Harbor Small Cap Growth Opportunities Fund—dated February 1, 2014

(22)	Form of Contractual Expense Limitation between Registrant and Harbor Capital Advisors, Inc.—Harbor Small Cap Growth Opportunities Fund—dated February 1, 2014

(46)	Form of Subadvisory Agreement between the Registrant and Harbor Capital Advisors, Inc. and Elk Creek Partners, LLC—Harbor Small Cap Growth Opportunities Fund—dated February 1, 2014

99.e.(3)	Form of Amendment to Distribution Agreement between Registrant and Harbor Funds Distributors, Inc. dated February 1, 2014

99.g.(2)	Form of Amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company dated February 1, 2014

99.h.(2)	Form of Transfer Agency and Service Agreement Amendment dated February 1, 2014

I-1